GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%
Brazil – 2.8%
790,102	Ambev SA (Consumer Staples)	$ 2,246,384
212,692	Atacadao SA (Consumer Staples)	577,230
714,162	B3 SA – Brasil Bolsa Balcao (Financials)	1,404,643
435,901	Banco Bradesco SA (Financials)	1,313,417
117,673	Banco Inter SA (Financials)	754,745
680,488	BB Seguridade Participacoes SA (Financials)	2,515,396
332,639	Cia Siderurgica Nacional SA (Materials)	1,281,408
184,570	Energisa SA (Utilities)	1,486,389
134,238	Engie Brasil Energia SA (Utilities)	915,651
370,714	Equatorial Energia SA (Utilities)	1,481,241
148,903	Hapvida Participacoes e Investimentos SA (Health Care)(a)	287,596
165,899	Klabin SA (Materials)	701,054
158,071	Lojas Renner SA (Consumer Discretionary)	796,141
487,737	Magazine Luiza SA (Consumer Discretionary)	673,497
199,538	Natura & Co. Holding SA (Consumer Staples)*	942,822
581,108	Petroleo Brasileiro SA (Energy)	3,100,669
623,504	Raia Drogasil SA (Consumer Staples)	2,470,328
159,815	Suzano SA (Materials)*	1,588,912
238,910	Telefonica Brasil SA (Communication Services)	2,127,019
606,573	Vale SA (Materials)	7,511,491
279,820	WEG SA (Industrials)	1,596,594

		35,772,627

Chile – 0.4%
939,479	Cencosud SA (Consumer Staples)	1,488,534
288,970	Cia Cervecerias Unidas SA (Consumer Staples)	2,289,256
98,989	Empresas COPEC SA (Energy)	725,150
7,154,660	Enel Americas SA (Utilities)	915,641

		5,418,581

China – 33.1%
67,317	360 DigiTech, Inc. ADR (Financials)*	1,567,140
1,350,192	3SBio, Inc. (Health Care)*(a)	1,155,202
387,649	Agile Group Holdings Ltd. (Real Estate)	255,587
3,207,984	Agricultural Bank of China Ltd., Class A (Financials)	1,463,925

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,033,106	Agricultural Bank of China Ltd., Class H (Financials)	$ 1,659,227
87,827	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	587,823
23,438	Airtac International Group (Industrials)	720,728
2,014,162	Alibaba Group Holding Ltd. (Consumer Discretionary)*	32,889,656
74,586	Anhui Conch Cement Co. Ltd., Class A (Materials)	423,643
165,811	Anhui Conch Cement Co. Ltd., Class H (Materials)	753,991
201,476	ANTA Sports Products Ltd. (Consumer Discretionary)	3,209,826
18,912	Autohome, Inc. ADR (Communication Services)	646,223
1,120,762	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	674,898
32,938	Baidu, Inc. ADR (Communication Services)*	4,935,430
2,151,641	Bank of Beijing Co. Ltd., Class A (Financials)	1,477,875
439,500	Bank of Changsha Co. Ltd., Class A (Financials)	538,964
3,451,275	Bank of China Ltd., Class A (Financials)	1,650,719
10,669,603	Bank of China Ltd., Class H (Financials)	3,708,976
2,282,686	Bank of Communications Co. Ltd., Class A (Financials)	1,635,898
2,815,519	Bank of Communications Co. Ltd., Class H (Financials)	1,639,649
1,556,188	Bank of Jiangsu Co. Ltd., Class A (Financials)	1,437,379
718,495	Bank of Nanjing Co. Ltd., Class A (Financials)	1,021,939
1,177,893	Bank of Shanghai Co. Ltd., Class A (Financials)	1,320,705
1,684,937	BBMG Corp., Class A (Materials)	710,771
2,047	BeiGene Ltd. ADR (Health Care)*	711,394
632,512	Beijing Enterprises Holdings Ltd. (Utilities)	2,137,893
1,438,715	Beijing Enterprises Water Group Ltd. (Utilities)	537,037
477,168	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	529,035
30,846	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	1,211,715

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
38,306	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A (Information Technology)	$ 1,115,087
773,822	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	548,496
83,644	BGI Genomics Co. Ltd., Class A (Health Care)	1,246,098
1,925,560	Bosideng International Holdings Ltd. (Consumer Discretionary)	1,353,549
25,927	BYD Co. Ltd., Class A (Consumer Discretionary)	1,238,849
66,696	BYD Co. Ltd., Class H (Consumer Discretionary)	2,621,350
197,076	By-health Co. Ltd., Class A (Consumer Staples)	727,502
149,846	C&S Paper Co. Ltd., Class A (Consumer Staples)	391,014
14,551	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	646,630
475,088	Changjiang Securities Co. Ltd., Class A (Financials)	535,669
62,500	Chengxin Lithium Group Co. Ltd., Class A (Materials)*	587,967
2,949,427	China Bohai Bank Co. Ltd., Class H (Financials)(a)	877,732
4,443,724	China Cinda Asset Management Co. Ltd., Class H (Financials)	712,514
3,187,119	China CITIC Bank Corp. Ltd., Class H (Financials)	1,369,555
1,366,508	China Communications Services Corp. Ltd., Class H (Industrials)	652,066
252,838	China Conch Venture Holdings Ltd. (Industrials)	1,234,052
1,375,130	China Construction Bank Corp., Class A (Financials)	1,242,110
13,199,183	China Construction Bank Corp., Class H (Financials)	8,600,967
962,283	China Everbright Bank Co. Ltd., Class A (Financials)	505,524
2,923,361	China Everbright Bank Co. Ltd., Class H (Financials)	1,004,972
610,012	China Feihe Ltd. (Consumer Staples)(a)	812,217
344,560	China Galaxy Securities Co. Ltd., Class A (Financials)	563,564

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,248,405	China Galaxy Securities Co. Ltd., Class H (Financials)	$ 688,590
157,808	China Gas Holdings Ltd. (Utilities)	283,801
558,576	China Hongqiao Group Ltd. (Materials)	541,677
1,553,475	China Jinmao Holdings Group Ltd. (Real Estate)	474,261
732,884	China Life Insurance Co. Ltd., Class H (Financials)	1,207,082
518,880	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	1,064,936
1,388,134	China Medical System Holdings Ltd. (Health Care)	2,286,299
632,240	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	3,527,831
236,360	China Merchants Bank Co. Ltd., Class A (Financials)	1,834,363
612,145	China Merchants Bank Co. Ltd., Class H (Financials)	4,734,871
346,187	China Merchants Port Holdings Co. Ltd. (Industrials)	533,767
319,921	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	574,436
2,029,355	China Minsheng Banking Corp. Ltd., Class A (Financials)	1,237,945
3,443,886	China Minsheng Banking Corp. Ltd., Class H (Financials)	1,325,277
1,052,659	China National Building Material Co. Ltd., Class H (Materials)	1,136,937
68,100	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	574,757
239,048	China Overseas Land & Investment Ltd. (Real Estate)	550,716
2,055,923	China Petroleum & Chemical Corp., Class A (Energy)	1,302,513
3,403,113	China Petroleum & Chemical Corp., Class H (Energy)	1,488,563
2,305,975	China Power International Development Ltd. (Utilities)	1,177,265
679,709	China Railway Group Ltd., Class A (Industrials)	564,927
1,074,597	China Railway Group Ltd., Class H (Industrials)	511,394
198,976	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	1,628,388

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
553,457	China Resources Cement Holdings Ltd. (Materials)	$ 404,665
94,498	China Resources Gas Group Ltd. (Utilities)	489,106
152,472	China Resources Land Ltd. (Real Estate)	634,660
441,002	China Resources Power Holdings Co. Ltd. (Utilities)	1,145,518
197,791	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	757,746
186,762	China Shenhua Energy Co. Ltd., Class A (Energy)	572,278
865,656	China Shenhua Energy Co. Ltd., Class H (Energy)	1,794,416
780,600	China Suntien Green Energy Corp. Ltd., Class H (Energy)	547,712
63,106	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	2,033,155
13,413,433	China Tower Corp. Ltd., Class H (Communication Services)(a)	1,703,380
1,773,500	China Traditional Chinese Medicine Holdings Co. Ltd. (Health Care)	855,373
1,508,700	China United Network Communications Ltd., Class A (Communication Services)	917,970
139,574	China Vanke Co. Ltd., Class A (Real Estate)	399,668
168,683	China Vanke Co. Ltd., Class H (Real Estate)	382,119
395,218	China Yangtze Power Co. Ltd., Class A (Utilities)	1,210,411
2,329,990	China Zheshang Bank Co. Ltd., Class A (Financials)	1,253,262
72,627	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)*	1,646,759
868,590	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	520,322
41,353	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	835,769
1,259,895	CITIC Ltd. (Industrials)	1,137,741
142,822	CITIC Securities Co. Ltd., Class A (Financials)	532,376
215,067	CITIC Securities Co. Ltd., Class H (Financials)	513,125
11,804	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	1,258,728

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
305,875	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	$ 833,178
564,369	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	965,729
449,929	Country Garden Holdings Co. Ltd. (Real Estate)	397,072
2,569,453	CSPC Pharmaceutical Group Ltd. (Health Care)	2,663,107
283,620	Daan Gene Co. Ltd., Class A (Health Care)	944,681
1,528,631	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	803,939
11,799	Daqo New Energy Corp. ADR (Information Technology)*	676,555
510,690	DHC Software Co. Ltd., Class A (Information Technology)	581,417
66,900	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	510,915
132,109	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	847,738
1,005,416	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	933,729
335,600	Dongyue Group Ltd. (Materials)	637,979
73,198	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	1,881,705
144,077	ENN Energy Holdings Ltd. (Utilities)	2,705,654
530,237	Far East Horizon Ltd. (Financials)(b)	460,463
588,600	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)	954,409
191,000	Fiberhome Telecommunication Technologies Co. Ltd., Class A (Information Technology)	531,650
649,546	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	720,150
373,902	Fosun International Ltd. (Industrials)	408,633
297,152	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	520,506
73,296	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	528,613
30,538	Ganfeng Lithium Co. Ltd., Class H (Materials)(a)	595,808
13,092	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	771,660
116,200	Genscript Biotech Corp. (Health Care)*	611,120

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
141,034	GF Securities Co. Ltd., Class A (Financials)	$ 516,201
268,834	Giant Network Group Co. Ltd., Class A (Communication Services)	425,794
134,639	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	1,263,867
458,137	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	1,915,797
825,792	Greenland Holdings Corp. Ltd., Class A (Real Estate)	530,943
397,895	Guangdong Investment Ltd. (Utilities)	529,788
36,063	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	865,261
266,488	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,227,788
324,824	Guangzhou Haige Communications Group, Inc. Co., Class A (Information Technology)	530,774
68,238	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,171,106
856,352	Guangzhou R&F Properties Co. Ltd., Class H (Real Estate)	463,555
59,350	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	1,256,459
294,870	Guosen Securities Co. Ltd., Class A (Financials)	510,035
212,751	Guotai Junan Securities Co. Ltd., Class A (Financials)	558,163
450,586	Guoyuan Securities Co. Ltd., Class A (Financials)	526,414
541,951	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	1,197,098
349,548	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	1,309,261
158,116	Haitian International Holdings Ltd. (Industrials)	434,036
321,285	Haitong Securities Co. Ltd., Class A (Financials)	596,031
607,630	Haitong Securities Co. Ltd., Class H (Financials)	510,525
50,310	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	959,360
87,069	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	429,689

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
53,900	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	$ 524,643
152,575	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	311,575
243,492	Heilongjiang Agriculture Co. Ltd., Class A (Consumer Staples)	544,500
102,583	Hello Group, Inc. ADR (Communication Services)	1,186,885
88,342	Hengan International Group Co. Ltd. (Consumer Staples)	426,647
1,439,586	Hesteel Co. Ltd., Class A (Materials)	526,002
57,897	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	1,065,359
27,300	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	660,704
734,200	Huaan Securities Co. Ltd., Class A (Financials)	586,038
1,050,786	Huadian Power International Corp. Ltd., Class A (Utilities)	598,156
133,402	Huadong Medicine Co. Ltd., Class A (Health Care)	708,970
223,954	Huatai Securities Co. Ltd., Class A (Financials)	555,596
390,100	Huatai Securities Co. Ltd., Class H (Financials)(a)	559,441
362,812	Huaxi Securities Co. Ltd., Class A (Financials)	527,987
1,569,933	Huaxia Bank Co. Ltd., Class A (Financials)	1,388,526
202,928	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	821,023
108,000	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	676,604
2,156,980	Industrial & Commercial Bank of China Ltd., Class A (Financials)	1,549,193
7,335,826	Industrial & Commercial Bank of China Ltd., Class H (Financials)	3,876,884
589,065	Industrial Bank Co. Ltd., Class A (Financials)	1,663,684
119,143	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	731,840
489,400	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)*	554,876
108,696	Intco Medical Technology Co. Ltd., Class A (Health Care)	1,112,895

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
58,320	Jafron Biomedical Co. Ltd., Class A (Health Care)	$ 467,431
118,970	JD.com, Inc. ADR (Consumer Discretionary)*	10,006,567
229,841	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	853,859
484,804	Jiangsu Expressway Co. Ltd., Class H (Industrials)	471,381
293,425	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	2,308,527
19,349	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	681,433
203,815	Jiumaojiu International Holdings Ltd. (Consumer Discretionary)(a)	423,011
256,856	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	481,742
378,620	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	811,645
18,330	JOYY, Inc. ADR (Communication Services)	938,496
428,703	Kingboard Holdings Ltd. (Information Technology)	2,150,155
109,776	Kingdee International Software Group Co. Ltd. (Information Technology)*	333,024
99,908	Kuaishou Technology (Communication Services)*(a)(b)	1,088,680
2,115,646	Kunlun Energy Co. Ltd. (Utilities)	1,991,937
11,292	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	3,418,969
2,603,629	Lenovo Group Ltd. (Information Technology)	2,661,791
506,179	Li Ning Co. Ltd. (Consumer Discretionary)	5,752,735
306,672	Longfor Group Holdings Ltd. (Real Estate)(a)	1,455,501
69,832	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	957,324
18,111	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	653,369
429,039	Meituan, Class B (Consumer Discretionary)*(a)	13,098,159
1,286,505	Metallurgical Corp. of China Ltd., Class A (Industrials)	764,618
96,200	Mianyang Fulin Precision Co. Ltd., Class A (Consumer Discretionary)*	562,550

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
60,826	NetEase, Inc. ADR (Communication Services)	$ 6,552,785
88,600	New China Life Insurance Co. Ltd., Class A (Financials)	526,722
192,767	New China Life Insurance Co. Ltd., Class H (Financials)	515,555
151,133	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	334,004
46,956	NIO, Inc. ADR (Consumer Discretionary)*	1,837,388
317,436	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)(b)	1,820,121
111,900	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)*	530,647
416,368	Northeast Securities Co. Ltd., Class A (Financials)	573,278
827,262	Offshore Oil Engineering Co. Ltd., Class A (Energy)	559,132
597,104	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	435,408
1,617,855	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	473,163
3,071,593	PetroChina Co. Ltd., Class A (Energy)	2,268,707
5,177,429	PetroChina Co. Ltd., Class H (Energy)	2,251,388
21,569	Pharmaron Beijing Co. Ltd., Class A (Health Care)	614,276
2,072,043	PICC Property & Casualty Co. Ltd., Class H (Financials)	1,772,806
44,301	Pinduoduo, Inc. ADR (Consumer Discretionary)*	2,946,016
139,491	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	1,054,793
871,567	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	6,042,727
1,579,120	Postal Savings Bank of China Co. Ltd., Class A (Financials)	1,257,977
1,971,126	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	1,337,539
942,443	Power Construction Corp. of China Ltd., Class A (Industrials)	970,989
40,658	Proya Cosmetics Co. Ltd., Class A (Consumer Staples)	1,266,568
905,734	Qingdao Rural Commercial Bank Corp., Class A (Financials)	542,573

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
574,914	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	$ 373,248
229,815	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	718,977
400,094	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	872,736
14,367	Sangfor Technologies, Inc., Class A (Information Technology)	442,037
159,556	Satellite Chemical Co. Ltd., Class A (Materials)	988,335
409,128	SDIC Capital Co. Ltd., Class A (Financials)	513,908
226,779	SDIC Power Holdings Co. Ltd., Class A (Utilities)	353,850
872,300	Sealand Securities Co. Ltd., Class A (Financials)	533,488
230,702	Shandong Buchang Pharmaceuticals Co. Ltd., Class A (Health Care)	677,615
200,944	Shandong Gold Mining Co. Ltd., Class A (Materials)	601,869
42,903	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	392,373
1,252,252	Shanghai Construction Group Co. Ltd., Class A (Industrials)	608,762
766,627	Shanghai International Port Group Co. Ltd., Class A (Industrials)	575,855
206,070	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	458,231
166,094	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	479,254
747,720	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	1,363,877
1,145,390	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	1,528,540
496,619	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	510,104
532,924	Shanxi Securities Co. Ltd., Class A (Financials)	528,173
923,148	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	1,037,969
31,513	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	1,532,051
607,414	Shenergy Co. Ltd., Class A (Utilities)	586,758

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
781,360	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	$ 618,780
361,171	Shenzhen International Holdings Ltd. (Industrials)	393,793
11,902	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	668,988
1,444,735	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	1,343,497
49,663	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	936,455
237,645	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	639,126
466,900	Shimao Group Holdings Ltd. (Real Estate)	539,018
463,927	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	830,825
231,400	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	689,463
326,300	Sichuan Road & Bridge Co. Ltd., Class A (Industrials)	614,034
70,066	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	1,431,788
17,819	Silergy Corp. (Information Technology)	3,005,668
280,523	Sinopharm Group Co. Ltd., Class H (Health Care)	609,563
884,968	Sinotrans Ltd., Class A (Industrials)	610,624
244,098	Sinotruk Hong Kong Ltd. (Industrials)	361,958
203,261	Smoore International Holdings Ltd. (Consumer Staples)(a)	1,215,001
689,814	Southwest Securities Co. Ltd., Class A (Financials)	525,729
2,090,091	Sun Art Retail Group Ltd. (Consumer Staples)(b)	849,887
241,844	Sunac China Holdings Ltd. (Real Estate)	435,551
56,875	Sungrow Power Supply Co. Ltd., Class A (Industrials)	1,440,237
1,010,752	Suning.com Co. Ltd., Class A (Consumer Discretionary)*	610,238
39,879	Sunny Optical Technology Group Co. Ltd. (Information Technology)	1,206,215
12,151	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	1,343,368
278,919	Tangshan Jidong Cement Co. Ltd., Class A (Materials)	517,873
187,800	TBEA Co. Ltd., Class A (Industrials)	674,117

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
812,013	Tencent Holdings Ltd. (Communication Services)	$ 47,850,943
151,709	Tencent Music Entertainment Group ADR (Communication Services)*	1,090,788
801,692	Tianfeng Securities Co. Ltd., Class A (Financials)	485,276
1,244,267	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	2,410,056
180,800	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	589,450
322,763	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	558,787
1,352,009	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	1,571,246
12,545	Trip.com Group Ltd. ADR (Consumer Discretionary)*	344,987
1,479,442	Uni-President China Holdings Ltd. (Consumer Staples)	1,451,764
204,952	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	2,002,381
39,484	Wanhua Chemical Group Co. Ltd., Class A (Materials)	592,862
2,013,245	Want Want China Holdings Ltd. (Consumer Staples)	1,701,839
256,209	Weichai Power Co. Ltd., Class H (Industrials)	455,506
267,065	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	667,992
55,900	Westone Information Industry, Inc., Class A (Information Technology)	498,702
237,639	Wharf Holdings Ltd. (The) (Real Estate)	830,655
434,703	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,608,105
32,038	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	1,095,256
239,980	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	3,269,159
30,648	Wuxi Shangji Automation Co. Ltd., Class A (Industrials)	1,066,241
455,359	Xiamen C & D, Inc., Class A (Industrials)	576,264
13,400	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	548,873

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,075,236	Xiaomi Corp., Class B (Information Technology)*(a)	$ 2,659,178
309,874	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	555,685
249,277	Yihai International Holding Ltd. (Consumer Staples)*	1,336,580
652,986	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	397,310
25,700	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	583,372
500,658	Youngor Group Co. Ltd., Class A (Real Estate)	513,467
28,100	Youngy Co. Ltd., Class A (Industrials)*	632,386
833,481	Yuexiu Property Co. Ltd. (Real Estate)	778,330
101,115	Yum China Holdings, Inc. (Consumer Discretionary)	5,065,861
16,200	Yunnan Energy New Material Co. Ltd., Class A (Materials)	645,780
9,920	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	695,365
675,970	Zhejiang Expressway Co. Ltd., Class H (Industrials)	637,311
48,400	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	545,186
377,886	Zhejiang Semir Garment Co. Ltd., Class A (Consumer Discretionary)	428,443
74,882	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	722,651
321,680	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	935,250
54,938	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (Health Care)	482,970
70,400	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)*	692,756
234,361	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	1,928,495
350,251	Zijin Mining Group Co. Ltd., Class H (Materials)	465,453
13,146	ZTO Express Cayman, Inc. ADR (Industrials)	415,545

		429,961,748

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Czech Republic – 0.2%
39,598	CEZ AS (Utilities)	$ 1,287,814
22,165	Komercni banka AS (Financials)	843,939

		2,131,753

Egypt – 0.2%
884,372	Commercial International Bank Egypt SAE (Financials)*	2,886,233

Greece – 0.4%
668,000	Eurobank Ergasias Services and Holdings SA (Financials)*	660,921
205,092	Hellenic Telecommunications Organization SA (Communication Services)	3,521,640
40,200	OPAP SA (Consumer Discretionary)	555,207

		4,737,768

Hong Kong – 0.2%
285,246	Kingboard Laminates Holdings Ltd. (Information Technology)	505,666
2,764,072	Sino Biopharmaceutical Ltd. (Health Care)	2,017,429

		2,523,095

Hungary – 0.2%
111,431	MOL Hungarian Oil & Gas PLC (Energy)	829,574
18,784	OTP Bank Nyrt (Financials)*	1,029,713
18,281	Richter Gedeon Nyrt (Health Care)	481,635

		2,340,922

India – 11.7%
23,500	Adani Enterprises Ltd. (Industrials)	519,969
47,838	Adani Green Energy Ltd. (Utilities)*	824,581
24,000	Adani Total Gas Ltd. (Utilities)	510,913
20,500	Adani Transmission Ltd. (Utilities)*	490,865
79,634	Asian Paints Ltd. (Materials)	3,331,112
186,816	Aurobindo Pharma Ltd. (Health Care)	1,641,266
29,733	Avenue Supermarts Ltd. (Consumer Staples)*(a)	1,863,799
56,228	Axis Bank Ltd. (Financials)*	490,548
10,361	Bajaj Finance Ltd. (Financials)	964,685
2,300	Bajaj Finserv Ltd. (Financials)	527,539
168,366	Berger Paints India Ltd. (Materials)	1,684,164
124,100	Bharti Airtel Ltd. (Communication Services)*	1,202,566

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
175,580	Biocon Ltd. (Health Care)*	$ 842,008
57,596	Britannia Industries Ltd. (Consumer Staples)	2,717,230
193,584	Cipla Ltd. (Health Care)	2,501,955
132,392	Colgate-Palmolive India Ltd. (Consumer Staples)	2,526,815
226,889	Dabur India Ltd. (Consumer Staples)	1,796,183
51,278	Divi’s Laboratories Ltd. (Health Care)	3,328,899
44,298	Dr. Reddy’s Laboratories Ltd. (Health Care)	2,756,140
37,966	Grasim Industries Ltd. (Materials)	839,847
141,524	Havells India Ltd. (Industrials)	2,561,753
341,190	HCL Technologies Ltd. (Information Technology)	5,169,435
48,283	HDFC Asset Management Co. Ltd. (Financials)(a)	1,613,427
119,421	HDFC Life Insurance Co. Ltd. (Financials)(a)	1,081,825
193,821	Hindalco Industries Ltd. (Materials)	1,064,497
97,233	Hindustan Unilever Ltd. (Consumer Staples)	2,998,468
194,742	Housing Development Finance Corp. Ltd. (Financials)	6,926,780
414,559	ICICI Bank Ltd. (Financials)	3,940,524
51,191	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	979,068
1,590,151	Indian Oil Corp. Ltd. (Energy)	2,516,862
11,798	Info Edge India Ltd. (Communication Services)	911,320
607,699	Infosys Ltd. (Information Technology)	13,848,850
525,699	ITC Ltd. (Consumer Staples)	1,546,966
61,048	JSW Steel Ltd. (Materials)	494,216
47,874	Jubilant Foodworks Ltd. (Consumer Discretionary)	2,325,777
49,743	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	4,507,301
64,846	Larsen & Toubro Ltd. (Industrials)	1,522,730
141,529	Lupin Ltd. (Health Care)	1,665,523
127,172	Mahindra & Mahindra Ltd. (Consumer Discretionary)	1,413,821
435,218	Marico Ltd. (Consumer Staples)	3,117,656
21,000	Mindtree Ltd. (Information Technology)	1,209,535
27,300	Mphasis Ltd. (Information Technology)	1,051,696
66,296	Muthoot Finance Ltd. (Financials)	1,258,127

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
12,802	Nestle India Ltd. (Consumer Staples)	$ 3,262,579
544,500	NTPC Ltd. (Utilities)	921,960
6,197	Page Industries Ltd. (Consumer Discretionary)	3,165,675
10,299	PI Industries Ltd. (Materials)	393,240
87,920	Pidilite Industries Ltd. (Materials)	2,580,597
828,650	Power Grid Corp. of India Ltd. (Utilities)	2,279,677
274,833	Reliance Industries Ltd. (Energy)	8,796,558
106,093	SBI Life Insurance Co. Ltd. (Financials)(a)	1,638,352
51,598	Siemens Ltd. (Industrials)	1,477,446
81,300	State Bank of India (Financials)	498,223
195,810	Tata Consultancy Services Ltd. (Information Technology)	9,195,208
181,430	Tata Consumer Products Ltd. (Consumer Staples)	1,879,663
535,006	Tata Motors Ltd. (Consumer Discretionary)*	3,264,745
158,095	Tata Steel Ltd. (Materials)	2,253,436
302,097	Tech Mahindra Ltd. (Information Technology)	6,196,300
16,800	Titan Co. Ltd. (Consumer Discretionary)	531,032
38,997	Torrent Pharmaceuticals Ltd. (Health Care)	1,578,535
23,720	UltraTech Cement Ltd. (Materials)	2,346,277
277,868	Vedanta Ltd. (Materials)	1,252,860
438,076	Wipro Ltd. (Information Technology)	3,714,633

		152,314,237

Indonesia – 1.2%
7,028,501	Aneka Tambang Tbk (Materials)	1,128,682
4,551,101	Astra International Tbk PT (Consumer Discretionary)	1,835,057
4,522,422	Bank Central Asia Tbk PT (Financials)	2,297,128
243,702	Gudang Garam Tbk PT (Consumer Staples)	534,281
2,921,210	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,723,458
3,465,195	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,524,226
13,468,006	Kalbe Farma Tbk PT (Health Care)	1,504,543
2,890,871	Merdeka Copper Gold Tbk PT (Materials)*	738,739
10,750,195	Telkom Indonesia Persero Tbk PT (Communication Services)	2,994,818

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
4,631,917	Unilever Indonesia Tbk PT (Consumer Staples)	$ 1,448,839

		15,729,771

Kuwait – 0.5%
293,900	Boubyan Bank KSCP (Financials)*	736,450
1,012,527	Kuwait Finance House KSCP (Financials)	2,650,980
940,670	National Bank of Kuwait SAKP (Financials)	3,059,899

		6,447,329

Luxembourg – 0.1%
47,925	Reinet Investments SCA (Financials)	787,945

Mexico – 2.1%
953,200	Alfa SAB de CV, Class A (Industrials)	679,986
6,792,157	America Movil SAB de CV, Series L (Communication Services)	5,945,251
304,754	Becle SAB de CV (Consumer Staples)	696,455
3,434,054	Cemex SAB de CV, Series CPO (Materials)*	2,125,360
382,771	Fomento Economico Mexicano SAB de CV (Consumer Staples)	2,715,439
217,689	Gruma SAB de CV, Class B (Consumer Staples)	2,632,893
1,354,732	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	3,544,197
380,909	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,271,150
560,410	Grupo Mexico SAB de CV, Series B (Materials)	2,339,747
1,339,038	Wal-Mart de Mexico SAB de CV (Consumer Staples)	4,198,533

		27,149,011

Philippines – 0.3%
31,769	Globe Telecom, Inc. (Communication Services)	2,069,383
175,700	Manila Electric Co. (Utilities)	1,004,299
27,220	PLDT, Inc. (Communication Services)	907,603

		3,981,285

Poland – 1.0%
27,900	Bank Pekao SA (Financials)	800,988

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
17,332	CD Projekt SA (Communication Services)(b)	$ 765,804
45,827	Dino Polska SA (Consumer Staples)*(a)	3,769,152
25,827	KGHM Polska Miedz SA (Materials)	880,714
401	LPP SA (Consumer Discretionary)	1,297,145
836,449	PGE Polska Grupa Energetyczna SA (Utilities)*	1,676,012
403,779	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	540,416
120,336	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	1,266,695
217,449	Powszechny Zaklad Ubezpieczen SA (Financials)	1,889,398

		12,886,324

Qatar – 1.0%
387,300	Commercial Bank PSQC (The) (Financials)	696,736
2,207,171	Masraf Al Rayan QSC (Financials)	2,940,066
774,194	Ooredoo QPSC (Communication Services)	1,445,899
641,940	Qatar International Islamic Bank QSC (Financials)	1,641,434
384,410	Qatar Islamic Bank (Financials)	1,815,944
771,999	Qatar National Bank QPSC (Financials)	4,111,250

		12,651,329

Romania – 0.1%
137,565	NEPI Rockcastle PLC (Real Estate)	846,917

Russia – 3.9%
1,256,908	Gazprom PJSC (Energy)	5,713,614
35,708,229	Inter RAO UES PJSC (Utilities)	2,054,701
62,206	LUKOIL PJSC (Energy)	5,512,138
11,906	MMC Norilsk Nickel PJSC (Materials)	3,474,419
824,628	Moscow Exchange MICEX-RTS PJSC (Financials)	1,682,044
5,200	Novatek PJSC GDR (Energy)	1,139,320
839,494	Novolipetsk Steel PJSC (Materials)	2,441,467
128,761	PhosAgro PJSC GDR (Materials)	2,840,468
73,809	Polymetal International PLC (Materials)	1,378,314
11,287	Polyus PJSC (Materials)	2,200,306
90,086	Rosneft Oil Co. PJSC (Energy)	688,532
1,661,273	Sberbank of Russia PJSC (Financials)	7,115,346
152,107	Severstal PAO (Materials)	3,224,091
3,362,523	Surgutneftegas PJSC (Energy)	1,669,932

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
277,377	Tatneft PJSC (Energy)	$ 1,778,420
29,482	TCS Group Holding PLC GDR (Financials)	2,871,652
799,132,583	VTB Bank PJSC (Financials)	513,980
69,395	X5 Retail Group NV GDR (Consumer Staples)	1,946,162
41,484	Yandex NV, Class A (Communication Services)*	3,006,117

		51,251,023

Saudi Arabia – 3.0%
69,507	Abdullah Al Othaim Markets Co. (Consumer Staples)	1,982,421
86,724	Advanced Petrochemical Co. (Materials)	1,583,483
187,569	Al Rajhi Bank (Financials)	6,609,612
85,400	Alinma Bank (Financials)	518,555
37,365	Bupa Arabia for Cooperative Insurance Co. (Financials)	1,344,566
221,358	Etihad Etisalat Co. (Communication Services)	1,852,714
90,600	Riyad Bank (Financials)	676,191
15,100	SABIC Agri-Nutrients Co. (Materials)	694,706
262,269	Sahara International Petrochemical Co. (Materials)	2,687,985
408,488	Saudi Arabian Oil Co. (Energy)(a)	3,772,819
98,351	Saudi Basic Industries Corp. (Materials)	2,836,544
65,600	Saudi British Bank (The) (Financials)	524,576
286,162	Saudi Electricity Co. (Utilities)	1,800,145
176,959	Saudi Industrial Investment Group (Materials)	1,426,860
561,617	Saudi Kayan Petrochemical Co. (Materials)*	2,497,007
305,995	Saudi National Bank (The) (Financials)	4,926,458
96,250	Saudi Telecom Co. (Communication Services)	2,847,785
123,847	Savola Group (The) (Consumer Staples)	1,029,968

		39,612,395

South Africa – 3.5%
175,362	Absa Group Ltd. (Financials)(b)	1,466,480
84,108	African Rainbow Minerals Ltd. (Materials)	1,081,338
169,868	Aspen Pharmacare Holdings Ltd. (Health Care)	2,525,798
99,753	Bid Corp. Ltd. (Consumer Staples)	1,898,599

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
50,727	Bidvest Group Ltd. (The) (Industrials)	$ 572,366
8,426	Capitec Bank Holdings Ltd. (Financials)	958,614
103,949	Clicks Group Ltd. (Consumer Staples)	1,839,116
638,580	FirstRand Ltd. (Financials)	2,224,942
222,833	Gold Fields Ltd. (Materials)	2,618,579
220,257	Impala Platinum Holdings Ltd. (Materials)	2,781,434
61,485	Kumba Iron Ore Ltd. (Materials)	1,740,132
158,904	Mr Price Group Ltd. (Consumer Discretionary)	1,973,439
312,805	MTN Group Ltd. (Communication Services)*	3,154,453
384,557	MultiChoice Group (Communication Services)	2,952,140
5,564	Naspers Ltd., Class N (Consumer Discretionary)*	853,586
161,314	Nedbank Group Ltd. (Financials)	1,662,897
309,974	Rand Merchant Investment Holdings Ltd. (Financials)	809,574
108,720	Remgro Ltd. (Financials)	851,644
302,393	Sanlam Ltd. (Financials)	1,045,484
48,200	Sasol Ltd. (Materials)*	798,182
253,375	Shoprite Holdings Ltd. (Consumer Staples)	3,117,586
594,687	Sibanye Stillwater Ltd. (Materials)	1,871,972
162,548	SPAR Group Ltd. (The) (Consumer Staples)	1,649,446
223,733	Standard Bank Group Ltd. (Financials)	1,810,110
118,357	Tiger Brands Ltd. (Consumer Staples)	1,323,855
177,080	Vodacom Group Ltd. (Communication Services)(b)	1,475,432

		45,057,198

South Korea – 12.4%
17,407	Amorepacific Corp. (Consumer Staples)(b)	2,300,614
45,348	AMOREPACIFIC Group (Consumer Staples)	1,574,716
11,456	BGF retail Co. Ltd. (Consumer Staples)	1,408,011
4,682	Celltrion, Inc. (Health Care)*	815,872
108,546	Cheil Worldwide, Inc. (Communication Services)	1,982,867
5,970	CJ CheilJedang Corp. (Consumer Staples)	1,779,089
7,486	CJ Corp. (Industrials)	504,150
14,046	CJ ENM Co. Ltd. (Consumer Discretionary)	1,605,730
9,735	CJ Logistics Corp. (Industrials)*	1,016,197

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
33,822	Coway Co. Ltd. (Consumer Discretionary)	$ 1,927,561
19,700	Doosan Bobcat, Inc. (Industrials)*	600,337
1,700	Ecopro BM Co. Ltd. (Industrials)	777,658
17,683	E-MART, Inc. (Consumer Staples)	2,128,688
18,467	GS Engineering & Construction Corp. (Industrials)	570,535
50,997	GS Holdings Corp. (Energy)	1,609,889
61,287	Hana Financial Group, Inc. (Financials)	2,037,913
43,228	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,397,386
38,070	Hanwha Solutions Corp. (Materials)*	1,057,589
19,391	HMM Co. Ltd. (Industrials)*	385,241
30,168	Hotel Shilla Co. Ltd. (Consumer Discretionary)(b)	1,792,963
21,783	Hyundai Engineering & Construction Co. Ltd. (Industrials)	810,513
7,753	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	1,439,125
10,015	Hyundai Motor Co. (Consumer Discretionary)	1,648,230
23,395	Hyundai Steel Co. (Materials)	730,663
185,838	Industrial Bank of Korea (Financials)	1,611,357
37,776	Kakao Corp. (Communication Services)	3,879,680
43,685	Kangwon Land, Inc. (Consumer Discretionary)*	809,050
59,366	KB Financial Group, Inc. (Financials)	2,638,711
58,445	Kia Corp. (Consumer Discretionary)	3,827,781
51,419	Korea Electric Power Corp. (Utilities)	898,177
6,831	Korea Investment Holdings Co. Ltd. (Financials)	433,011
6,731	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	495,801
2,389	Korea Zinc Co. Ltd. (Materials)	992,484
27,824	Korean Air Lines Co. Ltd. (Industrials)*	620,705
22,892	KT&G Corp. (Consumer Staples)	1,578,293
7,040	Kumho Petrochemical Co. Ltd. (Materials)	918,596
4,234	LG Chem Ltd. (Materials)	2,473,606
31,000	LG Display Co. Ltd. (Information Technology)*	519,320
35,950	LG Electronics, Inc. (Consumer Discretionary)	3,495,433
3,330	LG Household & Health Care Ltd. (Consumer Staples)	2,954,643
201,865	LG Uplus Corp. (Communication Services)	2,302,610

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
2,872	Lotte Chemical Corp. (Materials)	$ 487,169
18,568	Lotte Shopping Co. Ltd. (Consumer Discretionary)	1,305,184
443,551	Meritz Securities Co. Ltd. (Financials)	1,861,353
14,069	NAVER Corp. (Communication Services)	4,512,408
4,436	NCSoft Corp. (Communication Services)	2,543,073
101,322	NH Investment & Securities Co. Ltd. (Financials)	1,053,394
22,246	Orion Corp. (Consumer Staples)	1,818,408
21,723	Pearl Abyss Corp. (Communication Services)*	2,408,384
12,449	POSCO (Materials)	2,735,238
28,775	S-1 Corp. (Industrials)	1,780,421
1,223	Samsung Biologics Co. Ltd. (Health Care)*(a)	915,268
16,077	Samsung C&T Corp. (Industrials)	1,427,834
15,209	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,131,744
725,305	Samsung Electronics Co. Ltd. (Information Technology)	43,534,175
11,717	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	1,992,452
141,600	Samsung Heavy Industries Co. Ltd. (Industrials)*	604,354
5,029	Samsung SDI Co. Ltd. (Information Technology)	2,912,663
12,797	Samsung SDS Co. Ltd. (Information Technology)	1,545,896
51,044	Samsung Securities Co. Ltd. (Financials)	1,905,717
24,100	SD Biosensor, Inc. (Health Care)*	1,184,814
52,163	Seegene, Inc. (Health Care)	3,324,134
65,228	Shinhan Financial Group Co. Ltd. (Financials)	1,902,643
86,640	SK Hynix, Inc. (Information Technology)	8,314,639
28,557	SK Square Co. Ltd. (Information Technology)*(b)	1,634,686
43,811	SK Telecom Co. Ltd. (Communication Services)	2,010,017
158,389	Woori Financial Group, Inc. (Financials)	1,680,025
24,398	Yuhan Corp. (Health Care)	1,187,141

		161,064,029

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 16.1%
179,626	Accton Technology Corp. (Information Technology)	$ 1,863,803
1,611,695	Acer, Inc. (Information Technology)	1,605,638
193,060	Advantech Co. Ltd. (Information Technology)	2,652,409
694,764	ASE Technology Holding Co. Ltd. (Information Technology)	2,548,722
771,371	Asia Cement Corp. (Materials)	1,165,192
274,009	Asustek Computer, Inc. (Information Technology)	3,473,832
888,700	AU Optronics Corp. (Information Technology)	642,445
223,705	Catcher Technology Co. Ltd. (Information Technology)	1,247,074
1,569,692	Cathay Financial Holding Co. Ltd. (Financials)	3,387,276
373,802	Chailease Holding Co. Ltd. (Financials)	3,320,653
404,917	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	487,861
5,609,943	China Development Financial Holding Corp. (Financials)	3,308,927
2,488,969	China Steel Corp. (Materials)	2,913,771
465,171	Chunghwa Telecom Co. Ltd. (Communication Services)	1,873,767
1,636,322	Compal Electronics, Inc. (Information Technology)	1,362,400
3,115,181	CTBC Financial Holding Co. Ltd. (Financials)	2,733,745
375,776	Delta Electronics, Inc. (Information Technology)	3,459,823
14,200	eMemory Technology, Inc. (Information Technology)	1,098,024
947,235	E.Sun Financial Holding Co. Ltd. (Financials)	918,124
1,018,680	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	4,561,336
651,400	Far Eastern New Century Corp. (Industrials)	653,637
287,641	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	2,105,233
395,500	Formosa Plastics Corp. (Materials)	1,457,992
636,368	Foxconn Technology Co. Ltd. (Information Technology)	1,492,247

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,482,232	Fubon Financial Holding Co. Ltd. (Financials)	$ 3,896,893
35,461	Globalwafers Co. Ltd. (Information Technology)	1,039,426
1,675,574	Hon Hai Precision Industry Co. Ltd. (Information Technology)	6,237,189
1,012,300	Innolux Corp. (Information Technology)	635,316
943,047	Inventec Corp. (Information Technology)	875,060
10,783	Largan Precision Co. Ltd. (Information Technology)	771,752
1,280,819	Lite-On Technology Corp. (Information Technology)	2,777,730
258,035	MediaTek, Inc. (Information Technology)	9,373,136
1,364,177	Mega Financial Holding Co. Ltd. (Financials)	1,677,960
437,215	Micro-Star International Co. Ltd. (Information Technology)	2,563,112
498,656	Nan Ya Plastics Corp. (Materials)	1,479,585
58,028	Nan Ya Printed Circuit Board Corp. (Information Technology)	1,306,462
574,523	Nanya Technology Corp. (Information Technology)	1,533,191
144,138	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	1,969,913
230,650	Novatek Microelectronics Corp. (Information Technology)	3,861,518
602,531	Pegatron Corp. (Information Technology)	1,443,240
1,561,031	Pou Chen Corp. (Consumer Discretionary)	1,799,387
396,835	President Chain Store Corp. (Consumer Staples)	3,839,257
390,329	Quanta Computer, Inc. (Information Technology)	1,205,893
227,646	Realtek Semiconductor Corp. (Information Technology)	4,543,996
2,222,668	SinoPac Financial Holdings Co. Ltd. (Financials)	1,223,069
702,009	Synnex Technology International Corp. (Information Technology)	1,474,485
2,896,152	Taishin Financial Holding Co. Ltd. (Financials)	1,937,400
615,288	Taiwan Cement Corp. (Materials)	1,017,938
723,800	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	618,254

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
208,204	Taiwan Mobile Co. Ltd. (Communication Services)	$ 726,350
3,722,027	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	79,783,060
110,455	Unimicron Technology Corp. (Information Technology)	905,743
1,641,624	Uni-President Enterprises Corp. (Consumer Staples)	3,861,325
2,325,040	United Microelectronics Corp. (Information Technology)	5,326,657
286,741	Vanguard International Semiconductor Corp. (Information Technology)	1,598,477
1,552,162	Winbond Electronics Corp. (Information Technology)	1,789,163
613,200	Wistron Corp. (Information Technology)	630,744
818,191	WPG Holdings Ltd. (Information Technology)	1,480,156
367,854	Yang Ming Marine Transport Corp. (Industrials)*	1,528,067
2,760,924	Yuanta Financial Holding Co. Ltd. (Financials)	2,353,356

		209,418,191

Tanzania – 0.1%
85,585	AngloGold Ashanti Ltd. (Materials)	1,843,172

Thailand – 1.3%
386,716	Advanced Info Service PCL NVDR (Communication Services)	2,364,077
1,189,400	Bangkok Dusit Medical Services PCL NVDR (Health Care)	787,109
1,567,700	Charoen Pokphand Foods PCL NVDR (Consumer Staples)(b)	1,107,241
986,177	CP ALL PCL NVDR (Consumer Staples)	1,712,037
100,900	Delta Electronics Thailand PCL NVDR (Information Technology)	1,335,452
106,400	Electricity Generating PCL NVDR (Utilities)	524,146
651,100	Intouch Holdings PCL NVDR (Communication Services)	1,405,669
779,500	Krungthai Card PCL NVDR (Financials)(b)	1,237,577
680,600	Muangthai Capital PCL NVDR (Financials)	1,131,051
1,102,800	PTT PCL NVDR (Energy)	1,161,790
95,900	Siam Cement PCL (The) NVDR (Materials)	1,058,678

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
Thailand – (continued)
892,000	Sri Trang Gloves Thailand PCL NVDR (Health Care)(b)		$ 794,124
2,916,900	Thai Union Group PCL NVDR (Consumer Staples)		1,705,258

			16,324,209

Turkey – 0.3%
337,245	BIM Birlesik Magazalar AS (Consumer Staples)		1,762,709
572,700	Eregli Demir ve Celik Fabrikalari TAS (Materials)		972,202
538,125	KOC Holding AS (Industrials)		1,156,678

			3,891,589

United Arab Emirates – 1.1%
516,000	Abu Dhabi Commercial Bank PJSC (Financials)		1,194,087
404,100	Abu Dhabi Islamic Bank PJSC (Financials)		712,904
1,367,063	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)		1,540,835
983,991	Aldar Properties PJSC (Real Estate)		1,076,922
469,600	Dubai Islamic Bank PJSC (Financials)		659,698
826,579	Emaar Properties PJSC (Real Estate)		1,055,418
469,568	Emirates NBD Bank PJSC (Financials)		1,687,484
411,442	Emirates Telecommunications Group Co. PJSC (Communication Services)		3,577,757
485,364	First Abu Dhabi Bank PJSC (Financials)		2,534,448

			14,039,553

United States – 0.3%
545,534	JBS SA (Consumer Staples)		3,442,997

TOTAL COMMON STOCKS (Cost $999,775,566)			$1,264,511,231

Shares	Description	Rate	Value

Preferred Stocks – 2.0%
Brazil – 1.0%
765,661	Banco Bradesco SA (Financials)	5.69%	$ 2,698,753
198,648	Bradespar SA (Materials)	9.14	1,749,575
63,700	Braskem SA, Class A (Materials)*	0.00	564,416

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Brazil – (continued)
219,686	Cia Energetica de Minas Gerais (Utilities)	5.95%	$ 511,038
655,087	Itau Unibanco Holding SA (Financials)	4.40	2,595,460
767,644	Itausa SA (Financials)	4.99	1,314,140
636,457	Petroleo Brasileiro SA (Energy)	21.47	3,316,001

			12,749,383

Colombia – 0.1%
87,598	Bancolombia SA (Financials)	1.43	708,180

Russia – 0.1%
3,212,489	Surgutneftegas PJSC (Energy)	17.72	1,620,470

South Korea – 0.8%
5,629	LG Household & Health Care Ltd. (Consumer Staples)	1.75	2,824,214
151,585	Samsung Electronics Co. Ltd. (Information Technology)	4.34	8,154,122

			10,978,336

TOTAL PREFERRED STOCKS (Cost $20,505,989)			$ 26,056,369

Units	Description	Expiration Month	Value

Rights – 0.0%
Indonesia – 0.0%
37,655	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)*(c)	12/21	$ 0

Thailand – 0.0%
66,071	CP ALL PCL (Consumer Staples)*(c)	12/21	0

TOTAL RIGHTS (Cost $0)			$ 0

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Exchange-Traded Fund – 0.5%
United States – 0.5%
283,864	iShares MSCI Malaysia ETF(b)
(Cost $8,548,753)		$ 7,059,698

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,028,830,308)		$1,297,627,298

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,040,841	0.026%	$ 14,040,841
(Cost $14,040,841)

TOTAL INVESTMENTS – 101.1% (Cost $1,042,871,149)		$1,311,668,139

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(14,109,514)

NET ASSETS – 100.0%		$1,297,558,625

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 1.4%
2,064	BHP Group PLC (Materials)	$ 56,429
20,262	Glencore PLC (Materials)*	95,727
2,143	Rio Tinto PLC (Materials)	130,759

		282,915

Austria – 1.1%
331	Erste Group Bank AG (Financials)	14,370
690	Mondi PLC (Materials)	15,697
353	OMV AG (Energy)	18,663
1,826	Raiffeisen Bank International AG (Financials)	53,891
206	Verbund AG (Utilities)	21,449
2,751	voestalpine AG (Materials)	92,524

		216,594

Belgium – 1.2%
201	Ageas SA/NV (Financials)	10,324
613	Anheuser-Busch InBev SA/NV (Consumer Staples)	33,986
76	Elia Group SA/NV (Utilities)	9,401
996	Etablissements Franz Colruyt NV (Consumer Staples)	46,346
164	Groupe Bruxelles Lambert SA (Financials)	17,633
109	Sofina SA (Financials)	50,156
103	Solvay SA (Materials)	11,468
401	UCB SA (Health Care)	43,394
91	Umicore SA (Materials)	4,406

		227,114

Brazil – 0.1%
388	Yara International ASA (Materials)	18,976

Chile – 0.0%
444	Antofagasta PLC (Materials)	8,106

China – 0.1%
332	Prosus NV (Consumer Discretionary)*	26,503

Denmark – 4.6%
30	AP Moller – Maersk A/S, Class A (Industrials)	85,226

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
31	AP Moller – Maersk A/S, Class B (Industrials)	$ 92,782
225	Carlsberg AS, Class B (Consumer Staples)	34,735
141	Chr Hansen Holding A/S (Materials)	10,412
420	Coloplast A/S, Class B (Health Care)	68,208
1,986	Danske Bank A/S (Financials)	32,553
283	Demant A/S (Health Care)*	13,437
251	DSV A/S (Industrials)	54,248
67	Genmab A/S (Health Care)*	25,737
3,151	Novo Nordisk A/S, Class B (Health Care)	336,077
347	Novozymes A/S, Class B (Materials)	26,107
56	Orsted AS (Utilities)(a)	7,160
472	Pandora A/S (Consumer Discretionary)	58,150
36	ROCKWOOL International A/S, Class B (Industrials)	14,886
763	Tryg A/S (Financials)	18,356
337	Vestas Wind Systems A/S (Industrials)	11,221

		889,295

Finland – 1.7%
419	Elisa OYJ (Communication Services)	24,977
1,704	Fortum OYJ (Utilities)	48,737
944	Kesko OYJ, Class B (Consumer Staples)	29,476
232	Kone OYJ, Class B (Industrials)	15,209
8,171	Nokia OYJ (Information Technology)*	45,200
3,627	Nordea Bank Abp (Financials)	42,814
1,950	Orion OYJ, Class B (Health Care)	79,654
611	Sampo OYJ, Class A (Financials)	29,841
242	Stora Enso OYJ, Class R (Materials)	4,079
390	UPM-Kymmene OYJ (Materials)	14,069
559	Wartsila OYJ Abp (Industrials)	7,730

		341,786

France – 17.0%
537	Air Liquide SA (Materials)	88,141
382	Airbus SE (Industrials)*	42,448
119	Amundi SA (Financials)(a)	9,838
150	Arkema SA (Materials)	19,518
1,641	AXA SA (Financials)	44,977
408	BioMerieux (Health Care)	57,497
1,469	BNP Paribas SA (Financials)	91,075

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
11,563	Bollore SA (Communication Services)	$ 61,641
655	Bouygues SA (Industrials)	22,081
969	Bureau Veritas SA (Industrials)	30,496
413	Capgemini SE (Information Technology)	94,881
3,846	Carrefour SA (Consumer Staples)	63,291
1,562	Cie de Saint-Gobain (Industrials)	98,775
211	Cie Generale des Etablissements Michelin (Consumer Discretionary)	30,994
1,685	CNP Assurances (Financials)	40,910
2,403	Credit Agricole SA (Financials)	32,636
1,137	Danone SA (Consumer Staples)	66,537
46	Dassault Aviation SA (Industrials)	4,329
917	Dassault Systemes SE (Information Technology)	54,901
255	Edenred (Information Technology)	11,343
1,004	Eiffage SA (Industrials)	92,917
414	Electricite de France SA (Utilities)	5,774
3,577	Engie SA (Utilities)	51,577
373	EssilorLuxottica SA (Consumer Discretionary)	74,322
301	Eurazeo SE (Financials)	24,513
100	Gecina SA REIT (Real Estate)	13,440
553	Getlink SE (Industrials)	8,123
95	Hermes International (Consumer Discretionary)	176,759
965	Ipsen SA (Health Care)	93,566
98	Kering (Consumer Discretionary)	75,164
2,415	La Francaise des Jeux SAEM (Consumer Discretionary)(a)	111,179
514	Legrand SA (Industrials)	55,993
526	L’Oreal SA (Consumer Staples)	235,346
435	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	336,184
2,201	Orange SA (Communication Services)(b)	23,561
61	Orpea SA (Health Care)	5,726
266	Pernod Ricard SA (Consumer Staples)	60,630
970	Publicis Groupe SA (Communication Services)	62,387
145	Remy Cointreau SA (Consumer Staples)	33,785
772	Renault SA (Consumer Discretionary)*	24,731
198	Safran SA (Industrials)	22,015

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
1,821	Sanofi (Health Care)	$ 171,889
127	Sartorius Stedim Biotech (Health Care)	74,535
206	SEB SA (Consumer Discretionary)	30,352
2,207	Societe Generale SA (Financials)	68,427
2,387	Suez SA (Utilities)	53,024
108	Teleperformance (Industrials)	44,092
202	Thales SA (Industrials)	16,480
3,303	TotalEnergies SE (Energy)	150,982
348	Ubisoft Entertainment SA (Communication Services)*	17,748
1,342	Veolia Environnement SA (Utilities)	42,900
599	Vinci SA (Industrials)	56,406
744	Vivendi SE (Communication Services)	9,421
109	Wendel SE (Financials)	12,404
202	Worldline SA (Information Technology)*(a)	10,547

		3,313,208

Germany – 13.4%
438	adidas AG (Consumer Discretionary)	125,989
433	Allianz SE (Financials)	93,792
692	Aroundtown SA (Real Estate)	4,128
721	BASF SE (Materials)	46,973
1,060	Bayer AG (Health Care)	53,118
634	Bayerische Motoren Werke AG (Consumer Discretionary)	60,644
236	Bechtle AG (Information Technology)	16,943
426	Beiersdorf AG (Consumer Staples)	42,302
638	Brenntag SE (Industrials)	54,363
196	Carl Zeiss Meditec AG (Health Care)(b)	39,038
57	Continental AG (Consumer Discretionary)*	6,076
374	Covestro AG (Materials)(a)	20,981
1,361	Daimler AG (Consumer Discretionary)	127,151
3,726	Deutsche Bank AG (Financials)*	44,708
189	Deutsche Boerse AG (Financials)	29,486
2,738	Deutsche Post AG (Industrials)	160,782
3,224	Deutsche Telekom AG (Communication Services)	56,568
2,721	E.ON SE (Utilities)	33,366
411	Evonik Industries AG (Materials)	12,310
845	Fresenius Medical Care AG & Co. KGaA (Health Care)	50,201

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,523	Fresenius SE & Co. KGaA (Health Care)	$ 57,420
449	GEA Group AG (Industrials)	22,606
71	Hannover Rueck SE (Financials)	12,359
1,051	HeidelbergCement AG (Materials)	69,963
1,267	HelloFresh SE (Consumer Staples)*	127,497
184	Henkel AG & Co. KGaA (Consumer Staples)	13,576
1,068	Infineon Technologies AG (Information Technology)	48,002
199	KION Group AG (Industrials)	21,369
394	Knorr-Bremse AG (Industrials)	38,920
110	LEG Immobilien SE (Real Estate)	15,291
380	Merck KGaA (Health Care)	93,630
59	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	15,829
919	Nemetschek SE (Information Technology)	115,649
758	Puma SE (Consumer Discretionary)	91,080
60	Rational AG (Industrials)	54,988
1,499	RWE AG (Utilities)	57,620
1,476	SAP SE (Information Technology)	188,036
174	Scout24 SE (Communication Services)(a)	11,477
903	Siemens AG (Industrials)	143,599
1,078	Siemens Energy AG (Industrials)*	28,442
588	Siemens Healthineers AG (Health Care)(a)	42,570
216	Symrise AG (Materials)	30,270
2,832	Telefonica Deutschland Holding AG (Communication Services)	7,517
1,119	Uniper SE (Utilities)	48,392
216	United Internet AG (Communication Services)	8,060
198	Volkswagen AG (Consumer Discretionary)	54,915
466	Vonovia SE (Real Estate)	25,702
959	Zalando SE (Consumer Discretionary)*(a)	86,637

		2,610,335

Ireland – 0.7%
938	CRH PLC (Materials)	45,316
28	Flutter Entertainment PLC (Consumer Discretionary)*	3,774
217	Kerry Group PLC, Class A (Consumer Staples)	26,526
278	Kingspan Group PLC (Industrials)	31,980

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
463	Smurfit Kappa Group PLC (Materials)	$ 23,462

		131,058

Italy – 3.0%
254	Amplifon SpA (Health Care)	12,328
1,866	Assicurazioni Generali SpA (Financials)	37,240
718	Atlantia SpA (Industrials)*	13,036
1,631	Davide Campari-Milano NV (Consumer Staples)	23,627
234	DiaSorin SpA (Health Care)	49,715
8,905	Enel SpA (Utilities)	67,227
3,015	Eni SpA (Energy)	39,509
264	Ferrari NV (Consumer Discretionary)	68,852
1,498	FinecoBank Banca Fineco SpA (Financials)	26,119
823	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	9,389
11,798	Intesa Sanpaolo SpA (Financials)	28,094
916	Mediobanca Banca di Credito Finanziario SpA (Financials)	10,073
1,086	Moncler SpA (Consumer Discretionary)	78,332
2,549	Poste Italiane SpA (Financials)(a)	31,962
576	Prysmian SpA (Industrials)	21,259
613	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	38,253
3,538	Snam SpA (Utilities)	19,808
2,508	Terna - Rete Elettrica Nazionale (Utilities)	18,564

		593,387

Jordan – 0.2%
1,058	Hikma Pharmaceuticals PLC (Health Care)	31,004

Luxembourg – 0.7%
3,963	ArcelorMittal (Materials)	106,746
274	Eurofins Scientific SE (Health Care)	34,832

		141,578

Netherlands – 8.1%
24	Adyen NV (Information Technology)*(a)	66,118
7,612	Aegon NV (Financials)	33,510
299	Akzo Nobel NV (Materials)	31,273

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
86	ASM International NV (Information Technology)	$ 38,411
616	ASML Holding NV (Information Technology)	485,081
84	Euronext NV (Financials)(a)	8,212
516	EXOR NV (Financials)	45,129
355	Heineken Holding NV (Consumer Staples)	29,390
273	Heineken NV (Consumer Staples)(b)	27,023
150	IMCD NV (Industrials)	33,109
3,053	ING Groep NV (Financials)	41,952
692	JDE Peet’s NV (Consumer Staples)	18,772
4,770	Koninklijke Ahold Delhaize NV (Consumer Staples)	159,194
275	Koninklijke DSM NV (Materials)	58,859
4,433	Koninklijke KPN NV (Communication Services)	12,978
1,659	Koninklijke Philips NV (Health Care)	58,253
1,154	NN Group NV (Financials)	57,075
1,146	Randstad NV (Industrials)	71,875
5,144	Royal Dutch Shell PLC, Class A (Energy)	107,323
4,708	Royal Dutch Shell PLC, Class B (Energy)	98,251
744	Universal Music Group NV (Communication Services)	21,196
774	Wolters Kluwer NV (Industrials)	86,477

		1,589,461

Norway – 0.8%
195	Aker BP ASA (Energy)	6,129
1,030	DNB Bank ASA (Financials)	22,406
737	Equinor ASA (Energy)	18,499
1,655	Gjensidige Forsikring ASA (Financials)	37,309
519	Mowi ASA (Consumer Staples)	11,746
3,700	Norsk Hydro ASA (Materials)	23,919
2,266	Orkla ASA (Consumer Staples)	20,597
1,105	Telenor ASA (Communication Services)	16,233

		156,838

Poland – 0.2%
3,270	InPost SA (Industrials)*	36,200

Portugal – 0.5%
1,538	EDP – Energias de Portugal SA (Utilities)	8,368

Shares	Description	Value

Common Stocks – (continued)
Portugal – (continued)
4,129	Jeronimo Martins SGPS SA (Consumer Staples)	$ 89,304

		97,672

Russia – 0.4%
709	Coca-Cola HBC AG (Consumer Staples)*	21,780
7,107	Evraz PLC (Materials)	54,159

		75,939

Singapore – 0.3%
1,164	STMicroelectronics NV (Information Technology)	56,502

South Africa – 0.2%
1,163	Anglo American PLC (Materials)	42,651

Spain – 3.3%
2,471	ACS Actividades de Construccion y Servicios SA (Industrials)	58,993
29	Aena SME SA (Industrials)*(a)	4,227
341	Amadeus IT Group SA (Information Technology)*	21,679
9,362	Banco Bilbao Vizcaya Argentaria SA (Financials)	49,554
13,207	Banco Santander SA (Financials)	40,881
12,436	CaixaBank SA (Financials)	31,831
387	Cellnex Telecom SA (Communication Services)*(a)	22,669
220	EDP Renovaveis SA (Utilities)	5,602
806	Enagas SA (Utilities)	18,226
830	Endesa SA (Utilities)	18,531
539	Ferrovial SA (Industrials)	14,901
982	Grifols SA (Health Care)	17,498
8,188	Iberdrola SA (Utilities)	91,279
2,715	Industria de Diseno Textil SA (Consumer Discretionary)	85,140
494	Naturgy Energy Group SA (Utilities)	13,512
987	Red Electrica Corp. SA (Utilities)	20,814
7,293	Repsol SA (Energy)	80,374

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
9,415	Telefonica SA (Communication Services)	$ 42,353

		638,064

Sweden – 6.0%
522	Alfa Laval AB (Industrials)	20,139
892	Assa Abloy AB, Class B (Industrials)(b)	24,947
819	Atlas Copco AB, Class A (Industrials)	50,089
326	Atlas Copco AB, Class B (Industrials)	16,920
1,165	Electrolux AB, Class B (Consumer Discretionary)(b)	25,997
1,252	Epiroc AB, Class A (Industrials)	30,270
674	Epiroc AB, Class B (Industrials)	13,525
1,459	EQT AB (Financials)	85,855
510	Essity AB, Class B (Consumer Staples)	16,208
236	Evolution AB (Consumer Discretionary)(a)	24,727
202	Fastighets AB Balder, Class B (Real Estate)*	15,070
477	Getinge AB, Class B (Health Care)	19,916
2,362	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	41,645
2,739	Hexagon AB, Class B (Information Technology)	39,841
2,266	Husqvarna AB, Class B (Industrials)	31,800
196	ICA Gruppen AB (Consumer Staples)	11,534
804	Industrivarden AB, Class A (Financials)	23,815
704	Industrivarden AB, Class C (Financials)	20,706
646	Investment AB Latour, Class B (Industrials)	24,289
964	Investor AB, Class A (Financials)	23,137
3,572	Investor AB, Class B (Financials)	82,641
1,654	Kinnevik AB, Class B (Financials)*	58,808
280	L E Lundbergforetagen AB, Class B (Financials)	15,307
545	Lifco AB, Class B (Industrials)	14,732
627	Lundin Energy AB (Energy)	22,075
2,654	Nibe Industrier AB, Class B (Industrials)	37,728
483	Sagax AB, Class B (Real Estate)	18,799
1,126	Sandvik AB (Industrials)	27,844
2,135	Securitas AB, Class B (Industrials)	30,726
339	Sinch AB (Information Technology)*(a)	4,526
2,272	Skandinaviska Enskilda Banken AB, Class A (Financials)	32,973

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
1,706	Skanska AB, Class B (Industrials)	$ 39,197
259	SKF AB, Class B (Industrials)	5,917
571	Svenska Cellulosa AB SCA, Class B (Materials)	9,278
1,025	Svenska Handelsbanken AB, Class A (Financials)	10,825
850	Swedbank AB, Class A (Financials)	17,079
11,566	Swedish Match AB (Consumer Staples)	83,941
929	Tele2 AB, Class B (Communication Services)	13,216
4,694	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	47,154
3,370	Telia Co. AB (Communication Services)	12,964
342	Volvo AB, Class A (Industrials)	7,447
904	Volvo AB, Class B (Industrials)	19,467

		1,173,074

Switzerland – 14.9%
1,953	ABB Ltd. (Industrials)	67,302
488	Adecco Group AG (Industrials)	22,570
291	Alcon, Inc. (Health Care)	22,867
24	Bachem Holding AG, Class B (Health Care)	17,221
99	Baloise Holding AG (Financials)	14,721
11	Barry Callebaut AG (Consumer Staples)	25,913
5	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	61,109
622	Cie Financiere Richemont SA (Consumer Discretionary)	91,882
450	Clariant AG (Materials)*	8,777
932	Credit Suisse Group AG (Financials)	8,976
32	EMS-Chemie Holding AG (Materials)	30,326
66	Geberit AG (Industrials)	50,195
12	Givaudan SA (Materials)	58,353
707	Holcim Ltd. (Materials)*	33,960
96	Julius Baer Group Ltd. (Financials)	5,938
464	Kuehne + Nagel International AG (Industrials)	132,220
803	Logitech International SA (Information Technology)	63,223
90	Lonza Group AG (Health Care)	72,261
4,620	Nestle SA (Consumer Staples)	589,107

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
3,310	Novartis AG (Health Care)	$ 262,683
82	Partners Group Holding AG (Financials)	140,890
1,238	Roche Holding AG (Health Care)	481,140
138	Roche Holding AG (Health Care)	56,966
56	Schindler Holding AG (Industrials)	13,846
75	Schindler Holding AG Participation Certificates (Industrials)	19,208
32	SGS SA (Industrials)	96,028
179	Sika AG (Materials)	69,770
61	Sonova Holding AG (Health Care)	22,840
40	Straumann Holding AG (Health Care)	84,590
107	Swatch Group AG (The) – Bearer (Consumer Discretionary)	31,381
551	Swatch Group AG (The) – Registered (Consumer Discretionary)	31,289
29	Swiss Life Holding AG (Financials)	16,603
183	Swiss Prime Site AG (Real Estate)	17,244
40	Swisscom AG (Communication Services)	22,062
5,087	UBS Group AG (Financials)	87,623
46	VAT Group AG (Industrials)(a)	22,021
78	Vifor Pharma AG (Health Care)	8,698
108	Zurich Insurance Group AG (Financials)	44,243

		2,906,046

United Kingdom – 16.7%
1,264	3i Group PLC (Financials)	23,194
7,238	abrdn PLC (Financials)	22,341
3,319	Admiral Group PLC (Financials)	129,843
715	Ashtead Group PLC (Industrials)	57,173
813	Associated British Foods PLC (Consumer Staples)	20,684
1,923	AstraZeneca PLC (Health Care)	210,552
9,305	Auto Trader Group PLC (Communication Services)(a)	90,187
165	AVEVA Group PLC (Information Technology)	7,001
14,148	Aviva PLC (Financials)	72,064
3,128	BAE Systems PLC (Industrials)	22,686
19,993	Barclays PLC (Financials)	48,728
2,591	Barratt Developments PLC (Consumer Discretionary)	23,906

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
159	Berkeley Group Holdings PLC (Consumer Discretionary)	$ 9,012
16,363	BP PLC (Energy)	70,454
2,943	British American Tobacco PLC (Consumer Staples)	98,508
5,825	BT Group PLC (Communication Services)*	12,222
780	Bunzl PLC (Industrials)	29,596
3,400	Burberry Group PLC (Consumer Discretionary)	79,056
2,899	CNH Industrial NV (Industrials)	47,821
548	Coca-Cola Europacific Partners PLC (Consumer Staples)	27,055
451	Compass Group PLC (Consumer Discretionary)*	8,726
395	Croda International PLC (Materials)	52,859
254	DCC PLC (Industrials)	18,610
3,080	Diageo PLC (Consumer Staples)	154,824
1,082	Entain PLC (Consumer Discretionary)*	23,891
1,154	Experian PLC (Industrials)	51,604
8,079	GlaxoSmithKline PLC (Health Care)	163,000
597	Halma PLC (Information Technology)	23,703
3,960	Hargreaves Lansdown PLC (Financials)	70,047
12,230	HSBC Holdings PLC (Financials)	67,852
2,378	Imperial Brands PLC (Consumer Staples)	48,513
82	InterContinental Hotels Group PLC (Consumer Discretionary)*	4,827
197	Intertek Group PLC (Industrials)	13,918
33,568	J Sainsbury PLC (Consumer Staples)	122,839
37,335	JD Sports Fashion PLC (Consumer Discretionary)	110,100
650	Johnson Matthey PLC (Materials)	18,025
15,360	Kingfisher PLC (Consumer Discretionary)	64,378
7,079	Legal & General Group PLC (Financials)	26,401
122,405	Lloyds Banking Group PLC (Financials)	75,789
102	London Stock Exchange Group PLC (Financials)	8,774
2,535	M&G PLC (Financials)	6,268
13,645	Melrose Industries PLC (Industrials)	26,176
3,879	National Grid PLC (Utilities)	51,658
5,426	NatWest Group PLC (Financials)	15,262
491	Next PLC (Consumer Discretionary)	51,071

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
501	Ocado Group PLC (Consumer Staples)*	$ 11,901
1,468	Pearson PLC (Communication Services)(b)	11,521
195	Persimmon PLC (Consumer Discretionary)	7,061
2,209	Phoenix Group Holdings PLC (Financials)	18,710
1,132	Prudential PLC (Financials)	19,110
743	Reckitt Benckiser Group PLC (Consumer Staples)	60,061
2,539	RELX PLC (Industrials)	78,502
2,869	Rentokil Initial PLC (Industrials)	23,290
6,866	Sage Group PLC (The) (Information Technology)	70,108
321	Schroders PLC (Financials)	14,592
2,922	Segro PLC REIT (Real Estate)	54,469
653	Severn Trent PLC (Utilities)	24,933
1,733	Smith & Nephew PLC (Health Care)	27,914
286	Smiths Group PLC (Industrials)	5,456
189	Spirax-Sarco Engineering PLC (Industrials)	39,082
1,116	SSE PLC (Utilities)	22,915
2,512	St James’s Place PLC (Financials)	51,462
740	Standard Chartered PLC (Financials)	4,075
3,248	Taylor Wimpey PLC (Consumer Discretionary)	6,785
8,779	Tesco PLC (Consumer Staples)	32,143
3,396	Unilever PLC (Consumer Staples)	173,381
1,756	United Utilities Group PLC (Utilities)	25,195
44,503	Vodafone Group PLC (Communication Services)	64,377
2,745	WPP PLC (Communication Services)	37,842

		3,266,083

United States – 2.0%
1,039	Ferguson PLC (Industrials)	157,597
616	QIAGEN NV (Health Care)*	33,975
782	Schneider Electric SE (Industrials)	137,508
2,757	Stellantis NV (Consumer Discretionary)	46,984
186	Swiss Re AG (Financials)	17,374
743	Tenaris SA (Energy)	7,244

		400,682

TOTAL COMMON STOCKS (Cost $15,957,177)		$19,271,071

Shares	Description	Rate	Value

Preferred Stocks – 1.0%
Germany – 1.0%
485	Bayerische Motoren Werke AG (Consumer Discretionary)	2.62%	$ 37,887
719	FUCHS PETROLUB SE (Materials)	2.49	32,048
193	Henkel AG & Co. KGaA (Consumer Staples)	2.61	15,142
167	Porsche Automobil Holding SE (Consumer Discretionary)	2.95	13,944
59	Sartorius AG (Health Care)	0.12	40,311
298	Volkswagen AG (Consumer Discretionary)	2.92	54,225

TOTAL PREFERRED STOCKS (Cost $188,002)			$ 193,557

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $16,145,179)			$19,464,628

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
161,197	0.026%		$ 161,197
(Cost $161,197)

TOTAL INVESTMENTS – 100.4% (Cost $16,306,376)			$19,625,825

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(84,871)

NET ASSETS – 100.0%			$19,540,954

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

MSCI Europe Index	1	12/17/21	$31,441	$216

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Australia – 6.3%
40,134	Ampol Ltd. (Energy)	$ 815,863
158,078	APA Group (Utilities)	1,068,172
75,970	Aristocrat Leisure Ltd. (Consumer Discretionary)	2,376,053
28,679	ASX Ltd. (Financials)	1,838,880
356,921	Aurizon Holdings Ltd. (Industrials)	852,862
1,204,140	AusNet Services Ltd. (Utilities)	2,168,641
335,836	Australia & New Zealand Banking Group Ltd. (Financials)	6,357,926
535,305	BHP Group Ltd. (Materials)	14,943,202
177,266	BHP Group PLC (Materials)	4,846,419
388,178	BlueScope Steel Ltd. (Materials)	5,441,449
204,062	Brambles Ltd. (Industrials)	1,448,349
28,548	Cochlear Ltd. (Health Care)	4,408,700
568,710	Coles Group Ltd. (Consumer Staples)	7,266,455
231,936	Commonwealth Bank of Australia (Financials)	15,323,847
65,791	Computershare Ltd. (Information Technology)	890,532
45,583	CSL Ltd. (Health Care)	9,915,647
198,002	Dexus REIT (Real Estate)	1,568,194
21,545	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	1,981,666
227,293	Endeavour Group Ltd. (Consumer Staples)	1,103,961
524,938	Fortescue Metals Group Ltd. (Materials)	6,331,247
1,778,727	Glencore PLC (Materials)*	8,403,481
188,973	Goodman Group REIT (Real Estate)	3,308,246
189,642	GPT Group (The) REIT (Real Estate)	708,634
30,407	IDP Education Ltd. (Consumer Discretionary)	754,172
190,959	Insurance Australia Group Ltd. (Financials)	599,820
45,599	Macquarie Group Ltd. (Financials)	6,360,993
123,155	Magellan Financial Group Ltd. (Financials)	2,895,633
761,331	Medibank Pvt Ltd. (Financials)	1,862,385
328,900	National Australia Bank Ltd. (Financials)	6,366,540
79,201	Newcrest Mining Ltd. (Materials)	1,326,440
58,677	Orica Ltd. (Materials)	589,126
270,278	Origin Energy Ltd. (Utilities)	919,875
14,558	Ramsay Health Care Ltd. (Health Care)	689,739
24,396	REA Group Ltd. (Communication Services)	2,809,020
143,343	Reece Ltd. (Industrials)	2,380,347
97,540	Rio Tinto Ltd. (Materials)	6,466,530
173,325	Rio Tinto PLC (Materials)	10,575,735

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
216,004	Santos Ltd. (Energy)	$ 977,146
35,426	SEEK Ltd. (Communication Services)	874,135
83,487	Sonic Healthcare Ltd. (Health Care)	2,527,689
1,685,684	South32 Ltd. (Materials)	4,219,178
262,406	Stockland REIT (Real Estate)	813,078
330,265	Suncorp Group Ltd. (Financials)	2,533,767
798,284	Telstra Corp. Ltd. (Communication Services)	2,303,715
162,710	Transurban Group (Industrials)	1,575,948
27,750	Washington H Soul Pattinson & Co. Ltd. (Energy)	611,534
243,698	Wesfarmers Ltd. (Consumer Discretionary)	9,825,073
401,064	Westpac Banking Corp. (Financials)	5,835,364
48,496	Woodside Petroleum Ltd. (Energy)	736,894
389,580	Woolworths Group Ltd. (Consumer Staples)	11,275,780

		192,074,082

Austria – 0.7%
20,025	Erste Group Bank AG (Financials)	869,373
71,450	Mondi PLC (Materials)	1,625,416
70,080	OMV AG (Energy)	3,705,090
226,206	Raiffeisen Bank International AG (Financials)	6,676,071
26,575	Verbund AG (Utilities)	2,766,936
218,859	voestalpine AG (Materials)	7,360,869

		23,003,755

Belgium – 0.7%
46,858	Ageas SA/NV (Financials)	2,406,680
68,524	Anheuser-Busch InBev SA/NV (Consumer Staples)	3,799,069
8,635	Elia Group SA/NV (Utilities)	1,068,179
83,774	Etablissements Franz Colruyt NV (Consumer Staples)	3,898,197
13,815	Groupe Bruxelles Lambert SA (Financials)	1,485,352
8,106	Sofina SA (Financials)	3,729,938
12,188	Solvay SA (Materials)	1,357,065
33,490	UCB SA (Health Care)	3,624,127

		21,368,607

Brazil – 0.0%
22,905	Yara International ASA (Materials)	1,120,193

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – 10.9%
84,263	Algonquin Power & Utilities Corp. (Utilities)	$ 1,135,724
160,172	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	5,843,506
70,852	AltaGas Ltd. (Utilities)	1,342,145
69,341	Bank of Montreal (Financials)(a)	7,191,399
137,897	Bank of Nova Scotia (The) (Financials)	8,576,101
146,119	Barrick Gold Corp. (Materials)	2,765,645
34,712	BCE, Inc. (Communication Services)	1,739,659
170,546	BlackBerry Ltd. (Information Technology)*	1,617,980
95,169	Brookfield Asset Management, Inc., Class A (Financials)	5,292,607
56,368	Cameco Corp. (Energy)	1,309,014
27,214	Canadian Apartment Properties REIT (Real Estate)	1,206,258
57,445	Canadian Imperial Bank of Commerce (Financials)	6,379,046
34,806	Canadian National Railway Co. (Industrials)	4,391,721
126,194	Canadian Natural Resources Ltd. (Energy)	5,139,051
47,256	Canadian Pacific Railway Ltd. (Industrials)	3,293,332
28,435	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	3,742,567
47,376	Canadian Utilities Ltd., Class A (Utilities)	1,266,758
27,459	CCL Industries, Inc., Class B (Materials)	1,341,912
291,082	Cenovus Energy, Inc. (Energy)	3,439,977
96,326	CGI, Inc. (Information Technology)*	8,013,650
10,704	Constellation Software, Inc. (Information Technology)	18,137,806
139,909	Dollarama, Inc. (Consumer Discretionary)	6,018,225
36,037	Emera, Inc. (Utilities)	1,648,746
438,865	Empire Co. Ltd., Class A (Consumer Staples)	12,531,669
143,636	Enbridge, Inc. (Energy)	5,366,755
18,769	Fairfax Financial Holdings Ltd. (Financials)	8,295,202
20,460	FirstService Corp. (Real Estate)	3,916,237
45,003	Fortis, Inc. (Utilities)	1,938,623
5,583	Franco-Nevada Corp. (Materials)	762,418
97,008	George Weston Ltd. (Consumer Staples)	10,195,368
55,557	GFL Environmental, Inc. (Industrials)	2,132,110
18,131	Gildan Activewear, Inc. (Consumer Discretionary)	731,431
90,929	Great-West Lifeco, Inc. (Financials)	2,628,350
63,208	Hydro One Ltd. (Utilities)(b)	1,538,810
111,174	iA Financial Corp., Inc. (Financials)	5,882,828

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
42,594	IGM Financial, Inc. (Financials)	$ 1,533,025
167,904	Imperial Oil Ltd. (Energy)(a)	5,527,429
22,874	Intact Financial Corp. (Financials)	2,826,619
206,954	Ivanhoe Mines Ltd., Class A (Materials)*	1,635,885
298,230	Kinross Gold Corp. (Materials)	1,762,226
25,990	Kirkland Lake Gold Ltd. (Materials)	1,023,351
13,466	Lightspeed Commerce, Inc. (Information Technology)*	678,339
193,784	Loblaw Cos. Ltd. (Consumer Staples)	14,547,396
76,193	Magna International, Inc. (Consumer Discretionary)	5,687,153
397,467	Manulife Financial Corp. (Financials)(a)	7,076,821
59,043	Metro, Inc. (Consumer Staples)	2,805,785
65,119	National Bank of Canada (Financials)	5,039,260
57,996	Northland Power, Inc. (Utilities)	1,728,849
80,132	Nutrien Ltd. (Materials)	5,289,661
62,961	Onex Corp. (Financials)	4,555,691
32,365	Open Text Corp. (Information Technology)	1,527,927
53,615	Parkland Corp. (Energy)	1,378,409
214,724	Power Corp. of Canada (Financials)	6,898,017
44,908	Quebecor, Inc., Class B (Communication Services)	995,272
38,491	RioCan Real Estate Investment Trust REIT (Real Estate)	637,616
30,114	Ritchie Bros Auctioneers, Inc. (Industrials)	2,035,535
24,955	Rogers Communications, Inc., Class B (Communication Services)	1,111,964
194,967	Royal Bank of Canada (Financials)	19,195,769
111,105	Saputo, Inc. (Consumer Staples)	2,449,368
9,902	Shopify, Inc., Class A (Information Technology)*	14,982,912
86,558	Sun Life Financial, Inc. (Financials)(a)	4,576,886
147,544	Suncor Energy, Inc. (Energy)	3,579,334
47,930	TC Energy Corp. (Energy)	2,238,826
44,641	Teck Resources Ltd., Class B (Materials)	1,179,012
67,005	TELUS Corp. (Communication Services)	1,525,215
29,060	Thomson Reuters Corp. (Industrials)	3,462,598
18,389	TMX Group Ltd. (Financials)	1,777,116
31,758	Toromont Industries Ltd. (Industrials)	2,656,403
226,323	Toronto-Dominion Bank (The) (Financials)	15,905,066
22,355	Tourmaline Oil Corp. (Energy)	740,810
138,468	West Fraser Timber Co. Ltd. (Materials)	11,338,228

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
118,767	WSP Global, Inc. (Industrials)	$ 16,451,285

		335,113,688

Chile – 0.1%
33,327	Antofagasta PLC (Materials)	608,465
184,457	Lundin Mining Corp. (Materials)	1,442,238

		2,050,703

China – 0.4%
1,436,557	BOC Hong Kong Holdings Ltd. (Financials)	4,339,606
1,144,574	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	2,052,521
25,470	Futu Holdings Ltd. ADR (Financials)*(a)	1,209,570
17,367	Prosus NV (Consumer Discretionary)*	1,386,365
306,608	SITC International Holdings Co. Ltd. (Industrials)	1,229,052
213,347	Wilmar International Ltd. (Consumer Staples)	639,504

		10,856,618

Denmark – 2.9%
3,777	AP Moller – Maersk A/S, Class A (Industrials)	10,729,935
3,766	AP Moller – Maersk A/S, Class B (Industrials)	11,271,524
21,148	Carlsberg AS, Class B (Consumer Staples)	3,264,790
12,873	Chr Hansen Holding A/S (Materials)	950,597
47,679	Coloplast A/S, Class B (Health Care)	7,743,061
159,124	Danske Bank A/S (Financials)	2,608,255
48,895	Demant A/S (Health Care)*	2,321,479
27,936	DSV A/S (Industrials)	6,037,794
7,080	Genmab A/S (Health Care)*	2,719,635
18,405	GN Store Nord AS (Health Care)	1,050,178
274,426	Novo Nordisk A/S, Class B (Health Care)	29,269,504
35,078	Novozymes A/S, Class B (Materials)	2,639,152
47,928	Pandora A/S (Consumer Discretionary)	5,904,723
4,183	ROCKWOOL International A/S, Class B (Industrials)	1,729,635
73,332	Tryg A/S (Financials)	1,764,168

		90,004,430

Finland – 1.0%
28,206	Elisa OYJ (Communication Services)	1,681,410

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
191,722	Fortum OYJ (Utilities)	$ 5,483,536
74,601	Kesko OYJ, Class B (Consumer Staples)	2,329,353
21,372	Kone OYJ, Class B (Industrials)	1,401,040
894,037	Nokia OYJ (Information Technology)*	4,945,600
280,560	Nordea Bank Abp (Financials)	3,311,800
154,161	Orion OYJ, Class B (Health Care)	6,297,173
40,357	Sampo OYJ, Class A (Financials)	1,971,027
48,843	Stora Enso OYJ, Class R (Materials)	823,291
31,577	UPM-Kymmene OYJ (Materials)	1,139,155

		29,383,385

France – 10.4%
38,953	Air Liquide SA (Materials)	6,393,551
26,155	Airbus SE (Industrials)*	2,906,324
7,563	Amundi SA (Financials)(b)	625,274
17,967	Arkema SA (Materials)	2,337,855
119,330	AXA SA (Financials)	3,270,640
37,852	BioMerieux (Health Care)	5,334,298
127,620	BNP Paribas SA (Financials)	7,912,192
1,456,288	Bollore SA (Communication Services)	7,763,241
57,934	Bouygues SA (Industrials)	1,953,055
66,322	Bureau Veritas SA (Industrials)	2,087,271
48,591	Capgemini SE (Information Technology)	11,163,052
414,210	Carrefour SA (Consumer Staples)	6,816,353
150,162	Cie de Saint-Gobain (Industrials)	9,495,676
15,495	Cie Generale des Etablissements Michelin (Consumer Discretionary)	2,276,073
220,657	CNP Assurances (Financials)	5,357,374
214,465	Credit Agricole SA (Financials)	2,912,754
93,565	Danone SA (Consumer Staples)	5,475,419
111,639	Dassault Systemes SE (Information Technology)	6,683,902
24,349	Edenred (Information Technology)	1,083,134
94,440	Eiffage SA (Industrials)	8,740,124
423,246	Engie SA (Utilities)	6,102,757
35,641	EssilorLuxottica SA (Consumer Discretionary)	7,101,602
23,121	Eurazeo SE (Financials)	1,882,909
7,832	Gecina SA REIT (Real Estate)	1,052,595
51,789	Getlink SE (Industrials)	760,733
10,191	Hermes International (Consumer Discretionary)	18,961,547
102,713	Ipsen SA (Health Care)	9,958,969

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
9,275	Kering (Consumer Discretionary)	$ 7,113,776
193,611	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	8,913,278
37,662	Legrand SA (Industrials)	4,102,732
51,416	L’Oreal SA (Consumer Staples)	23,004,857
41,504	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	32,075,828
183,899	Orange SA (Communication Services)	1,968,539
15,917	Pernod Ricard SA (Consumer Staples)	3,628,026
117,533	Publicis Groupe SA (Communication Services)	7,559,345
15,326	Remy Cointreau SA (Consumer Staples)	3,570,946
80,782	Renault SA (Consumer Discretionary)*	2,587,817
12,113	Safran SA (Industrials)	1,346,805
155,667	Sanofi (Health Care)	14,693,848
14,098	Sartorius Stedim Biotech (Health Care)	8,273,945
36,505	SEB SA (Consumer Discretionary)	5,378,685
174,725	Societe Generale SA (Financials)	5,417,288
303,018	Suez SA (Utilities)	6,731,156
11,177	Teleperformance (Industrials)	4,563,068
20,771	Thales SA (Industrials)	1,694,571
250,901	TotalEnergies SE (Energy)	11,468,840
58,612	Ubisoft Entertainment SA (Communication Services)*	2,989,267
142,400	Veolia Environnement SA (Utilities)	4,552,107
67,274	Vinci SA (Industrials)	6,335,038
59,714	Vivendi SE (Communication Services)	756,158
6,103	Wendel SE (Financials)	694,510
51,774	Worldline SA (Information Technology)*(b)	2,703,170

		318,532,274

Germany – 7.7%
39,216	adidas AG (Consumer Discretionary)	11,280,369
45,714	Allianz SE (Financials)	9,902,131
45,233	BASF SE (Materials)	2,946,918
89,593	Bayer AG (Health Care)	4,489,659
50,082	Bayerische Motoren Werke AG (Consumer Discretionary)	4,790,518
19,363	Bechtle AG (Information Technology)	1,390,085
52,133	Beiersdorf AG (Consumer Staples)	5,176,830
55,530	Brenntag SE (Industrials)	4,731,596
9,211	Carl Zeiss Meditec AG (Health Care)	1,834,600
9,171	Continental AG (Consumer Discretionary)*	977,577

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
37,893	Covestro AG (Materials)(b)	$ 2,125,794
116,360	Daimler AG (Consumer Discretionary)	10,870,910
406,428	Deutsche Bank AG (Financials)*	4,876,688
25,953	Deutsche Boerse AG (Financials)	4,048,880
266,058	Deutsche Post AG (Industrials)	15,623,606
197,959	Deutsche Telekom AG (Communication Services)	3,473,360
182,113	E.ON SE (Utilities)	2,233,122
32,606	Evonik Industries AG (Materials)	976,622
80,982	Fresenius Medical Care AG & Co. KGaA (Health Care)	4,811,074
160,381	Fresenius SE & Co. KGaA (Health Care)	6,046,680
33,833	GEA Group AG (Industrials)	1,703,427
5,101	Hannover Rueck SE (Financials)	887,952
91,466	HeidelbergCement AG (Materials)	6,088,708
114,489	HelloFresh SE (Consumer Staples)*	11,520,873
23,990	Henkel AG & Co. KGaA (Consumer Staples)	1,770,056
81,207	Infineon Technologies AG (Information Technology)	3,649,866
22,809	KION Group AG (Industrials)	2,449,282
33,086	Knorr-Bremse AG (Industrials)	3,268,323
9,665	LEG Immobilien SE (Real Estate)	1,343,547
44,377	Merck KGaA (Health Care)	10,934,220
5,142	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	1,379,531
66,179	Nemetschek SE (Information Technology)	8,328,104
76,053	Puma SE (Consumer Discretionary)	9,138,362
4,382	Rational AG (Industrials)	4,015,943
179,327	RWE AG (Utilities)	6,893,194
122,210	SAP SE (Information Technology)	15,568,994
20,922	Scout24 SE (Communication Services)(b)	1,380,019
63,875	Siemens AG (Industrials)	10,157,708
146,389	Siemens Energy AG (Industrials)*	3,862,337
46,266	Siemens Healthineers AG (Health Care)(b)	3,349,593
21,625	Symrise AG (Materials)	3,030,467
296,035	Telefonica Deutschland Holding AG (Communication Services)	785,726
124,518	Uniper SE (Utilities)	5,384,850
18,027	United Internet AG (Communication Services)	672,653
16,004	Volkswagen AG (Consumer Discretionary)	4,438,675
43,244	Vonovia SE (Real Estate)	2,385,097

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
93,392	Zalando SE (Consumer Discretionary)*(b)	$ 8,437,095

		235,431,621

Hong Kong – 2.1%
1,240,051	AIA Group Ltd. (Financials)	13,051,327
352,093	CK Asset Holdings Ltd. (Real Estate)	2,014,321
108,797	CK Infrastructure Holdings Ltd. (Utilities)	630,103
129,168	CLP Holdings Ltd. (Utilities)	1,265,857
131,797	Hang Seng Bank Ltd. (Financials)	2,333,034
1,274,849	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	1,247,728
1,114,722	HKT Trust & HKT Ltd. (Communication Services)	1,512,825
864,803	Hong Kong & China Gas Co. Ltd. (Utilities)	1,291,239
213,663	Hong Kong Exchanges & Clearing Ltd. (Financials)	11,785,128
357,829	Hongkong Land Holdings Ltd. (Real Estate)	1,932,277
27,282	Jardine Matheson Holdings Ltd. (Industrials)	1,543,888
122,012	Link REIT (Real Estate)	1,058,000
190,583	MTR Corp. Ltd. (Industrials)	1,016,984
183,937	Power Assets Holdings Ltd. (Utilities)	1,107,749
92,889	Sun Hung Kai Properties Ltd. (Real Estate)	1,129,560
1,247,268	Swire Pacific Ltd., Class A (Real Estate)	6,903,624
352,563	Techtronic Industries Co. Ltd. (Industrials)	7,276,613
10,060,487	WH Group Ltd. (Consumer Staples)(b)	6,310,509
692,136	Xinyi Glass Holdings Ltd. (Industrials)	1,688,645

		65,099,411

Ireland – 0.4%
84,240	CRH PLC (Materials)	4,069,698
14,609	Kerry Group PLC, Class A (Consumer Staples)	1,785,807
22,206	Kingspan Group PLC (Industrials)	2,554,497
72,432	Smurfit Kappa Group PLC (Materials)	3,670,456

		12,080,458

Israel – 0.6%
179,014	Bank Hapoalim BM (Financials)	1,750,566
187,818	Bank Leumi Le-Israel BM (Financials)	1,818,180
25,050	Check Point Software Technologies Ltd. (Information Technology)*	2,788,315
5,139	Elbit Systems Ltd. (Industrials)	752,260
250,516	ICL Group Ltd. (Materials)	2,196,135

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
213,158	Israel Discount Bank Ltd., Class A (Financials)*	$ 1,310,482
33,914	Mizrahi Tefahot Bank Ltd. (Financials)	1,254,021
9,829	Nice Ltd. (Information Technology)*	2,804,587
403,332	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	3,327,489
6,005	Wix.com Ltd. (Information Technology)*	917,564

		18,919,599

Italy – 1.8%
20,188	Amplifon SpA (Health Care)	979,842
155,913	Assicurazioni Generali SpA (Financials)	3,111,539
75,953	Atlantia SpA (Industrials)*	1,378,997
131,664	Davide Campari-Milano NV (Consumer Staples)	1,907,347
25,419	DiaSorin SpA (Health Care)	5,400,445
493,464	Enel SpA (Utilities)	3,725,357
229,988	Eni SpA (Energy)	3,013,817
26,567	Ferrari NV (Consumer Discretionary)	6,928,714
174,725	FinecoBank Banca Fineco SpA (Financials)	3,046,426
80,846	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	922,288
703,383	Intesa Sanpaolo SpA (Financials)	1,674,900
130,299	Moncler SpA (Consumer Discretionary)	9,398,265
305,899	Poste Italiane SpA (Financials)(b)	3,835,724
71,869	Prysmian SpA (Industrials)	2,652,572
76,797	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	4,792,384
292,441	Snam SpA (Utilities)	1,637,300
226,127	Terna - Rete Elettrica Nazionale (Utilities)	1,673,780

		56,079,697

Japan – 19.7%
54,774	Advantest Corp. (Information Technology)	4,819,166
108,492	Aeon Co. Ltd. (Consumer Staples)	2,526,814
31,808	AGC, Inc. (Industrials)	1,554,753
134,104	Aisin Corp. (Consumer Discretionary)	4,925,040
60,913	Ajinomoto Co., Inc. (Consumer Staples)	1,827,739
75,974	Asahi Group Holdings Ltd. (Consumer Staples)	2,806,244
39,339	Asahi Intecc Co. Ltd. (Health Care)	861,997
461,509	Astellas Pharma, Inc. (Health Care)	7,232,862
36,254	Azbil Corp. (Information Technology)	1,602,845

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
53,003	Bandai Namco Holdings, Inc. (Consumer Discretionary)	$ 4,125,127
13,516	Benefit One, Inc. (Industrials)	633,274
73,572	Bridgestone Corp. (Consumer Discretionary)	2,983,831
200,929	Brother Industries Ltd. (Information Technology)	3,457,794
102,755	Canon, Inc. (Information Technology)	2,262,429
109,691	Capcom Co. Ltd. (Communication Services)	2,732,977
163,573	Chubu Electric Power Co., Inc. (Utilities)	1,650,928
97,049	Chugai Pharmaceutical Co. Ltd. (Health Care)	3,145,364
15,618	Cosmos Pharmaceutical Corp. (Consumer Staples)(a)	2,422,238
327,723	CyberAgent, Inc. (Communication Services)	6,040,990
53,177	Dai-ichi Life Holdings, Inc. (Financials)	1,071,080
149,216	Daiichi Sankyo Co. Ltd. (Health Care)	3,711,838
15,208	Daikin Industries Ltd. (Industrials)	3,100,667
42,566	Daito Trust Construction Co. Ltd. (Real Estate)	4,607,302
38,096	Daiwa House Industry Co. Ltd. (Real Estate)	1,112,566
625	Daiwa House REIT Investment Corp. REIT (Real Estate)	1,780,682
119,152	Daiwa Securities Group, Inc. (Financials)	662,055
39,987	Denso Corp. (Consumer Discretionary)	2,933,918
108,110	Dentsu Group, Inc. (Communication Services)	3,437,202
2,552	Disco Corp. (Information Technology)	732,707
51,490	Eisai Co. Ltd. (Health Care)	3,116,745
475,855	ENEOS Holdings, Inc. (Energy)	1,774,424
3,949	FANUC Corp. (Industrials)	773,662
8,099	Fast Retailing Co. Ltd. (Consumer Discretionary)	4,807,544
77,013	FUJIFILM Holdings Corp. (Information Technology)	6,057,538
66,926	Fujitsu Ltd. (Information Technology)	11,078,200
1,070	GLP J REIT (Real Estate)	1,699,071
124,314	Hakuhodo DY Holdings, Inc. (Communication Services)	1,853,570
17,077	Hamamatsu Photonics KK (Information Technology)	1,049,782
23,306	Hankyu Hanshin Holdings, Inc. (Industrials)	690,693

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
372,634	Hino Motors Ltd. (Industrials)	$ 3,098,036
5,635	Hirose Electric Co. Ltd. (Information Technology)	945,411
118,541	Hitachi Ltd. (Industrials)	6,982,273
92,524	Hitachi Metals Ltd. (Materials)*	1,712,849
292,945	Honda Motor Co. Ltd. (Consumer Discretionary)	8,000,550
83,095	Hoya Corp. (Health Care)	13,187,475
15,127	Ibiden Co. Ltd. (Information Technology)	941,899
43,975	Idemitsu Kosan Co. Ltd. (Energy)	1,135,151
232,324	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	4,804,234
486,741	Inpex Corp. (Energy)	4,016,701
266,137	Isuzu Motors Ltd. (Consumer Discretionary)	3,590,840
94,876	Ito En Ltd. (Consumer Staples)	5,573,323
280,894	ITOCHU Corp. (Industrials)	8,064,771
38,316	Itochu Techno-Solutions Corp. (Information Technology)	1,246,886
62,308	Japan Exchange Group, Inc. (Financials)	1,349,380
840	Japan Metropolitan Fund Invest REIT (Real Estate)	723,519
89,796	Japan Post Bank Co. Ltd. (Financials)	733,900
509,089	Japan Post Holdings Co. Ltd. (Financials)*	3,837,951
158,562	Japan Post Insurance Co. Ltd. (Financials)	2,454,991
243	Japan Real Estate Investment Corp. REIT (Real Estate)	1,401,779
98,725	Japan Tobacco, Inc. (Consumer Staples)	1,976,761
54,590	JSR Corp. (Materials)	2,038,501
93,928	Kajima Corp. (Industrials)	1,034,867
154,062	Kakaku.com, Inc. (Communication Services)	4,307,956
76,590	Kansai Electric Power Co., Inc. (The) (Utilities)	692,747
71,644	Kao Corp. (Consumer Staples)	3,651,449
223,319	KDDI Corp. (Communication Services)	6,490,402
14,126	Keyence Corp. (Information Technology)	8,749,673
54,827	Kikkoman Corp. (Consumer Staples)(a)	4,181,618
112,557	Kirin Holdings Co. Ltd. (Consumer Staples)	1,801,190
15,941	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	1,252,312
34,066	Komatsu Ltd. (Industrials)	777,657
44,069	Kose Corp. (Consumer Staples)	5,305,590
38,355	Kurita Water Industries Ltd. (Industrials)	1,790,317

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
23,076	Kyocera Corp. (Information Technology)	$ 1,367,956
37,657	Kyowa Kirin Co. Ltd. (Health Care)	1,051,325
13,992	Lasertec Corp. (Information Technology)	3,665,437
83,037	Lawson, Inc. (Consumer Staples)	4,051,477
204,321	Lion Corp. (Consumer Staples)	2,898,949
59,557	Lixil Corp. (Industrials)	1,462,895
52,645	M3, Inc. (Health Care)	2,837,067
609,140	Marubeni Corp. (Industrials)	5,458,628
637,935	Mazda Motor Corp. (Consumer Discretionary)*	5,157,641
29,849	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)(a)	1,327,557
92,927	Medipal Holdings Corp. (Health Care)	1,669,568
53,527	MEIJI Holdings Co. Ltd. (Consumer Staples)	3,139,635
130,806	MISUMI Group, Inc. (Industrials)	5,512,411
537,080	Mitsubishi Chemical Holdings Corp. (Materials)	4,220,201
216,295	Mitsubishi Corp. (Industrials)	6,459,609
148,056	Mitsubishi Electric Corp. (Industrials)	1,857,464
135,602	Mitsubishi HC Capital, Inc. (Financials)	637,734
992,631	Mitsubishi UFJ Financial Group, Inc. (Financials)	5,257,548
263,444	Mitsui & Co. Ltd. (Industrials)	5,932,681
28,692	Mitsui Fudosan Co. Ltd. (Real Estate)	590,290
147,728	Mizuho Financial Group, Inc. (Financials)	1,824,075
289,802	MonotaRO Co. Ltd. (Industrials)	5,758,011
35,222	MS&AD Insurance Group Holdings, Inc. (Financials)	1,028,633
47,191	Murata Manufacturing Co. Ltd. (Information Technology)	3,482,853
200,661	NEC Corp. (Information Technology)	9,048,257
11,862	Nidec Corp. (Industrials)	1,358,105
52,957	Nihon M&A Center Holdings, Inc. (Industrials)	1,555,433
11,056	Nintendo Co. Ltd. (Communication Services)	4,878,291
198	Nippon Building Fund, Inc. REIT (Real Estate)	1,220,661
11,834	Nippon Express Co. Ltd. (Industrials)	674,323
501	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,630,362
97,962	Nippon Steel Corp. (Materials)	1,466,259

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
395,886	Nippon Telegraph & Telephone Corp. (Communication Services)	$ 10,895,625
116,240	Nippon Yusen KK (Industrials)	7,575,640
20,364	Nissan Chemical Corp. (Materials)	1,172,932
16,528	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	1,213,999
34,256	Nitori Holdings Co. Ltd. (Consumer Discretionary)	5,439,567
17,667	Nitto Denko Corp. (Materials)	1,229,198
891	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	1,266,523
56,694	Nomura Research Institute Ltd. (Information Technology)	2,436,626
177,744	NTT Data Corp. (Information Technology)	3,747,581
109,840	Obayashi Corp. (Industrials)	808,721
4,958	Obic Co. Ltd. (Information Technology)	916,539
248,036	Olympus Corp. (Health Care)	5,546,377
46,593	Omron Corp. (Information Technology)	4,499,469
65,405	Ono Pharmaceutical Co. Ltd. (Health Care)	1,443,236
12,412	Open House Co. Ltd. (Consumer Discretionary)	703,979
24,948	Oracle Corp. Japan (Information Technology)	2,452,065
11,930	Oriental Land Co. Ltd. (Consumer Discretionary)	1,874,422
79,369	ORIX Corp. (Financials)	1,569,276
449	Orix JREIT, Inc. REIT (Real Estate)	713,765
55,168	Osaka Gas Co. Ltd. (Utilities)	887,683
20,618	Otsuka Corp. (Information Technology)	942,423
41,556	Otsuka Holdings Co. Ltd. (Health Care)	1,517,382
46,213	Pan Pacific International Holdings Corp. (Consumer Discretionary)	787,955
351,916	Panasonic Corp. (Consumer Discretionary)	3,850,946
166,740	Persol Holdings Co. Ltd. (Industrials)	4,816,656
243,338	Pola Orbis Holdings, Inc. (Consumer Staples)	4,333,343
249,093	Recruit Holdings Co. Ltd. (Industrials)	15,139,291
370,503	Renesas Electronics Corp. (Information Technology)*	4,705,318
296,656	Resona Holdings, Inc. (Financials)	1,085,827
642,429	Ricoh Co. Ltd. (Information Technology)	5,674,898
10,071	Rinnai Corp. (Consumer Discretionary)	950,822

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
141,458	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	$ 2,286,102
50,089	Santen Pharmaceutical Co. Ltd. (Health Care)	663,471
15,215	Secom Co. Ltd. (Industrials)	1,026,974
152,852	Seiko Epson Corp. (Information Technology)	2,463,509
76,832	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	1,248,448
77,642	Sekisui House Ltd. (Consumer Discretionary)	1,511,197
107,459	Seven & i Holdings Co. Ltd. (Consumer Staples)	4,309,906
29,656	SG Holdings Co. Ltd. (Industrials)	655,569
106,593	Sharp Corp. (Consumer Discretionary)	1,192,242
52,679	Shimadzu Corp. (Information Technology)	2,231,591
8,317	Shimano, Inc. (Consumer Discretionary)	2,300,003
23,820	Shin-Etsu Chemical Co. Ltd. (Materials)	3,985,909
22,213	Shionogi & Co. Ltd. (Health Care)	1,549,990
136,810	Shiseido Co. Ltd. (Consumer Staples)	7,835,443
2,079	SMC Corp. (Industrials)	1,330,216
307,270	SoftBank Corp. (Communication Services)	4,228,362
75,136	SoftBank Group Corp. (Communication Services)	3,990,225
16,875	Sohgo Security Services Co. Ltd. (Industrials)	719,318
26,263	Sompo Holdings, Inc. (Financials)	1,081,098
108,193	Sony Group Corp. (Consumer Discretionary)	13,173,352
29,637	Square Enix Holdings Co. Ltd. (Communication Services)	1,547,822
46,461	Subaru Corp. (Consumer Discretionary)	876,681
41,928	SUMCO Corp. (Information Technology)	918,727
897,616	Sumitomo Chemical Co. Ltd. (Materials)	4,142,417
407,652	Sumitomo Corp. (Industrials)	5,550,486
411,606	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	5,009,815
54,819	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	719,124
158,622	Sumitomo Mitsui Financial Group, Inc. (Financials)	5,173,079
42,198	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	1,323,043

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
68,150	Suntory Beverage & Food Ltd. (Consumer Staples)	$ 2,403,811
50,222	Sysmex Corp. (Health Care)	6,263,098
124,142	Taisei Corp. (Industrials)	3,618,918
28,509	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	1,401,032
273,787	Takeda Pharmaceutical Co. Ltd. (Health Care)	7,308,542
18,722	TDK Corp. (Information Technology)	741,988
47,926	Terumo Corp. (Health Care)	1,953,424
35,469	TIS, Inc. (Information Technology)	1,096,448
26,099	Toho Co. Ltd. (Communication Services)	1,160,773
34,508	Tokio Marine Holdings, Inc. (Financials)	1,734,745
25,130	Tokyo Electron Ltd. (Information Technology)	13,243,905
76,743	Tokyo Gas Co. Ltd. (Utilities)	1,314,590
118,314	TOPPAN, Inc. (Industrials)	1,795,368
261,028	Toray Industries, Inc. (Materials)	1,519,110
31,692	Toshiba Corp. (Industrials)	1,263,549
23,678	TOTO Ltd. (Industrials)	1,048,926
34,839	Toyo Suisan Kaisha Ltd. (Consumer Staples)	1,411,417
14,971	Toyota Industries Corp. (Industrials)	1,228,849
698,534	Toyota Motor Corp. (Consumer Discretionary)	12,310,243
24,095	Toyota Tsusho Corp. (Industrials)	1,051,484
25,498	Trend Micro, Inc. (Information Technology)	1,470,887
35,151	Tsuruha Holdings, Inc. (Consumer Staples)	3,962,595
51,971	Unicharm Corp. (Consumer Staples)	2,237,300
45,026	USS Co. Ltd. (Consumer Discretionary)	660,648
150,247	Welcia Holdings Co. Ltd. (Consumer Staples)	5,326,031
17,359	Yakult Honsha Co. Ltd. (Consumer Staples)	866,842
149,901	Yamato Holdings Co. Ltd. (Industrials)	3,305,756
63,505	Yokogawa Electric Corp. (Information Technology)	1,194,092
248,829	ZOZO, Inc. (Consumer Discretionary)	7,922,118

		604,056,645

Jordan – 0.1%
88,119	Hikma Pharmaceuticals PLC (Health Care)	2,582,280

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – 0.5%
412,116	ArcelorMittal (Materials)	$ 11,100,596
31,685	Eurofins Scientific SE (Health Care)	4,027,964

		15,128,560

Netherlands – 4.7%
1,913	Adyen NV (Information Technology)*(b)	5,270,136
778,050	Aegon NV (Financials)	3,425,149
19,506	Akzo Nobel NV (Materials)	2,040,147
7,293	ASM International NV (Information Technology)	3,257,332
47,157	ASML Holding NV (Information Technology)	37,134,714
7,426	Euronext NV (Financials)(b)	725,954
50,531	EXOR NV (Financials)	4,419,397
49,395	Heineken Holding NV (Consumer Staples)	4,089,308
24,495	Heineken NV (Consumer Staples)(a)	2,424,644
10,972	IMCD NV (Industrials)	2,421,851
374,444	ING Groep NV (Financials)	5,145,357
88,064	JDE Peet’s NV (Consumer Staples)	2,388,909
433,391	Koninklijke Ahold Delhaize NV (Consumer Staples)	14,464,010
23,914	Koninklijke DSM NV (Materials)	5,118,382
382,705	Koninklijke KPN NV (Communication Services)	1,120,440
168,656	Koninklijke Philips NV (Health Care)	5,922,034
94,619	NN Group NV (Financials)	4,679,749
85,620	Randstad NV (Industrials)	5,369,952
561,626	Royal Dutch Shell PLC, Class A (Energy)	11,717,608
523,558	Royal Dutch Shell PLC, Class B (Energy)	10,926,139
59,714	Universal Music Group NV (Communication Services)	1,701,188
89,376	Wolters Kluwer NV (Industrials)	9,985,718

		143,748,118

New Zealand – 0.3%
165,840	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	3,751,480
466,087	Spark New Zealand Ltd. (Communication Services)	1,455,133
30,116	Xero Ltd. (Information Technology)*	3,092,878

		8,299,491

Norway – 0.4%
67,248	DNB Bank ASA (Financials)	1,462,852

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
54,537	Equinor ASA (Energy)	$ 1,368,909
217,740	Gjensidige Forsikring ASA (Financials)	4,908,581
53,678	Mowi ASA (Consumer Staples)	1,214,793
397,018	Norsk Hydro ASA (Materials)	2,566,509
121,473	Orkla ASA (Consumer Staples)	1,104,161
83,909	Telenor ASA (Communication Services)	1,232,662

		13,858,467

Poland – 0.1%
254,807	InPost SA (Industrials)*	2,820,784

Portugal – 0.3%
163,864	EDP – Energias de Portugal SA (Utilities)	891,609
364,827	Jeronimo Martins SGPS SA (Consumer Staples)	7,890,626

		8,782,235

Russia – 0.2%
89,674	Coca-Cola HBC AG (Consumer Staples)*	2,754,792
582,406	Evraz PLC (Materials)	4,438,216

		7,193,008

Singapore – 1.1%
339,900	DBS Group Holdings Ltd. (Financials)	7,404,597
604,550	Mapletree Logistics Trust REIT (Real Estate)	820,088
776,479	Oversea-Chinese Banking Corp. Ltd. (Financials)	6,217,948
1,173,690	Singapore Exchange Ltd. (Financials)	7,643,986
756,916	Singapore Telecommunications Ltd. (Communication Services)	1,302,791
140,275	STMicroelectronics NV (Information Technology)	6,809,159
219,496	United Overseas Bank Ltd. (Financials)	4,077,280
73,326	Venture Corp. Ltd. (Information Technology)	989,873

		35,265,722

South Africa – 0.1%
123,249	Anglo American PLC (Materials)	4,519,982

Spain – 1.9%
280,698	ACS Actividades de Construccion y Servicios SA (Industrials)	6,701,378

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
628,324	Banco Bilbao Vizcaya Argentaria SA (Financials)	$ 3,325,803
1,254,244	Banco Santander SA (Financials)	3,882,387
1,420,813	CaixaBank SA (Financials)	3,636,734
36,205	Cellnex Telecom SA (Communication Services)*(b)	2,120,752
37,213	EDP Renovaveis SA (Utilities)	947,483
86,713	Enagas SA (Utilities)	1,960,868
64,589	Endesa SA (Utilities)	1,442,032
48,177	Ferrovial SA (Industrials)	1,331,840
110,537	Grifols SA (Health Care)	1,969,576
631,152	Iberdrola SA (Utilities)	7,036,047
276,762	Industria de Diseno Textil SA (Consumer Discretionary)	8,679,040
46,942	Naturgy Energy Group SA (Utilities)	1,283,961
86,201	Red Electrica Corp. SA (Utilities)	1,817,817
675,255	Repsol SA (Energy)	7,441,817
888,636	Telefonica SA (Communication Services)	3,997,494

		57,575,029

Sweden – 3.2%
34,011	Alfa Laval AB (Industrials)	1,312,137
69,427	Assa Abloy AB, Class B (Industrials)	1,941,725
86,798	Atlas Copco AB, Class A (Industrials)	5,308,483
35,788	Atlas Copco AB, Class B (Industrials)	1,857,488
124,471	Electrolux AB, Class B (Consumer Discretionary)	2,777,544
109,156	Epiroc AB, Class A (Industrials)	2,639,076
47,570	Epiroc AB, Class B (Industrials)	954,577
112,207	EQT AB (Financials)	6,602,812
45,568	Essity AB, Class B (Consumer Staples)	1,448,181
25,975	Evolution AB (Consumer Discretionary)(b)	2,721,526
11,261	Fastighets AB Balder, Class B (Real Estate)*	840,105
29,122	Getinge AB, Class B (Health Care)	1,215,944
184,435	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	3,251,854
200,420	Hexagon AB, Class B (Information Technology)	2,915,296
238,023	Husqvarna AB, Class B (Industrials)	3,340,301
34,519	ICA Gruppen AB (Consumer Staples)	2,031,268
60,277	Industrivarden AB, Class A (Financials)	1,785,454
53,152	Industrivarden AB, Class C (Financials)	1,563,277

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
61,578	Investment AB Latour, Class B (Industrials)	$ 2,315,274
54,566	Investor AB, Class A (Financials)	1,309,627
288,924	Investor AB, Class B (Financials)	6,684,474
132,330	Kinnevik AB, Class B (Financials)*	4,704,979
20,502	L E Lundbergforetagen AB, Class B (Financials)	1,120,813
31,709	Lifco AB, Class B (Industrials)	857,132
18,220	Lundin Energy AB (Energy)	641,486
213,227	Nibe Industrier AB, Class B (Industrials)	3,031,096
28,456	Sagax AB, Class B (Real Estate)	1,107,547
83,953	Sandvik AB (Industrials)	2,075,997
189,765	Securitas AB, Class B (Industrials)	2,731,033
165,675	Skandinaviska Enskilda Banken AB, Class A (Financials)	2,404,421
230,230	Skanska AB, Class B (Industrials)	5,289,757
56,733	Svenska Cellulosa AB SCA, Class B (Materials)	921,824
76,596	Svenska Handelsbanken AB, Class A (Financials)	808,948
61,611	Swedbank AB, Class A (Financials)	1,237,964
962,499	Swedish Match AB (Consumer Staples)	6,985,375
99,078	Tele2 AB, Class B (Communication Services)	1,409,520
427,902	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	4,298,494
339,813	Telia Co. AB (Communication Services)(a)	1,307,247
58,552	Volvo AB, Class B (Industrials)	1,260,894

		97,010,950

Switzerland – 8.4%
162,407	ABB Ltd. (Industrials)	5,596,671
41,341	Adecco Group AG (Industrials)	1,912,032
21,807	Alcon, Inc. (Health Care)	1,713,643
1,398	Bachem Holding AG, Class B (Health Care)	1,003,103
7,658	Baloise Holding AG (Financials)	1,138,687
764	Barry Callebaut AG (Consumer Staples)	1,799,784
377	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	4,607,597
47,194	Cie Financiere Richemont SA (Consumer Discretionary)	6,971,493
37,125	Clariant AG (Materials)*	724,126
91,256	Credit Suisse Group AG (Financials)	878,835
3,016	EMS-Chemie Holding AG (Materials)	2,858,258

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
4,936	Geberit AG (Industrials)	$ 3,754,006
1,209	Givaudan SA (Materials)	5,879,079
75,074	Holcim Ltd. (Materials)*	3,606,051
42,175	Kuehne + Nagel International AG (Industrials)	12,018,098
59,319	Logitech International SA (Information Technology)	4,670,394
7,865	Lonza Group AG (Health Care)	6,314,777
412,259	Nestle SA (Consumer Staples)	52,568,146
290,547	Novartis AG (Health Care)	23,057,890
8,719	Partners Group Holding AG (Financials)	14,980,776
10,935	Roche Holding AG-BR (Health Care)(a)	4,513,907
108,552	Roche Holding AG-Genusschein (Health Care)	42,187,948
6,408	Schindler Holding AG (Industrials)	1,584,342
8,720	Schindler Holding AG Participation Certificates (Industrials)	2,233,240
2,471	SGS SA (Industrials)	7,415,136
16,206	Sika AG (Materials)	6,316,732
4,685	Sonova Holding AG (Health Care)	1,754,217
4,649	Straumann Holding AG (Health Care)	9,831,525
12,414	Swatch Group AG (The) – Bearer (Consumer Discretionary)	3,640,760
55,957	Swatch Group AG (The) – Registered (Consumer Discretionary)	3,177,588
2,615	Swiss Life Holding AG (Financials)	1,497,112
17,828	Swiss Prime Site AG (Real Estate)	1,679,924
3,295	Swisscom AG (Communication Services)	1,817,342
375,900	UBS Group AG (Financials)	6,474,871
2,988	VAT Group AG (Industrials)(b)	1,430,391
9,439	Vifor Pharma AG (Health Care)	1,052,631
9,625	Zurich Insurance Group AG (Financials)	3,942,984

		256,604,096

Taiwan – 0.1%
7,797	Sea Ltd. ADR (Communication Services)*	2,246,082

United Kingdom – 10.4%
140,835	3i Group PLC (Financials)	2,584,325
967,973	abrdn PLC (Financials)	2,987,707
309,739	Admiral Group PLC (Financials)	12,117,340
74,797	Ashtead Group PLC (Industrials)	5,980,930

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
113,189	Associated British Foods PLC (Consumer Staples)	$ 2,879,676
157,088	AstraZeneca PLC (Health Care)	17,199,807
1,062,963	Auto Trader Group PLC (Communication Services)(b)	10,302,560
16,275	AVEVA Group PLC (Information Technology)	690,526
1,174,903	Aviva PLC (Financials)	5,984,430
299,974	BAE Systems PLC (Industrials)	2,175,618
1,947,922	Barclays PLC (Financials)	4,747,538
526,782	Barratt Developments PLC (Consumer Discretionary)	4,860,410
19,686	Berkeley Group Holdings PLC (Consumer Discretionary)	1,115,750
1,790,671	BP PLC (Energy)	7,710,102
306,316	British American Tobacco PLC (Consumer Staples)	10,252,984
544,329	BT Group PLC (Communication Services)*	1,142,154
73,239	Bunzl PLC (Industrials)	2,778,956
330,790	Burberry Group PLC (Consumer Discretionary)	7,691,442
954,447	CK Hutchison Holdings Ltd. (Industrials)	5,980,712
305,675	CNH Industrial NV (Industrials)	5,042,314
65,581	Coca-Cola Europacific Partners PLC (Consumer Staples)	3,237,734
45,155	Compass Group PLC (Consumer Discretionary)*	873,699
43,351	Croda International PLC (Materials)	5,801,297
38,105	DCC PLC (Industrials)	2,791,869
191,357	Diageo PLC (Consumer Staples)	9,619,021
193,654	Entain PLC (Consumer Discretionary)*	4,276,051
120,886	Experian PLC (Industrials)	5,405,710
684,407	GlaxoSmithKline PLC (Health Care)	13,808,432
56,576	Halma PLC (Information Technology)	2,246,251
365,748	Hargreaves Lansdown PLC (Financials)	6,469,541
843,384	HSBC Holdings PLC (Financials)	4,679,097
235,594	Imperial Brands PLC (Consumer Staples)	4,806,276
24,504	Intertek Group PLC (Industrials)	1,731,164
3,113,519	J Sainsbury PLC (Consumer Staples)	11,393,673
3,371,715	JD Sports Fashion PLC (Consumer Discretionary)	9,943,081
85,166	Johnson Matthey PLC (Materials)	2,361,661
1,230,290	Kingfisher PLC (Consumer Discretionary)	5,156,473

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,008,979	Legal & General Group PLC (Financials)	$ 3,763,026
10,872,292	Lloyds Banking Group PLC (Financials)	6,731,735
12,083	London Stock Exchange Group PLC (Financials)	1,039,398
1,581,467	Melrose Industries PLC (Industrials)	3,033,809
232,458	National Grid PLC (Utilities)	3,095,719
584,684	NatWest Group PLC (Financials)	1,644,540
65,397	Next PLC (Consumer Discretionary)	6,802,224
40,287	Ocado Group PLC (Consumer Staples)*	956,997
194,329	Pearson PLC (Communication Services)	1,525,102
213,678	Phoenix Group Holdings PLC (Financials)	1,809,821
75,370	Prudential PLC (Financials)	1,272,358
66,617	Reckitt Benckiser Group PLC (Consumer Staples)	5,385,008
237,812	RELX PLC (Industrials)	7,352,797
227,632	Rentokil Initial PLC (Industrials)	1,847,901
716,053	Sage Group PLC (The) (Information Technology)	7,311,559
47,714	Schroders PLC (Financials)	2,168,997
345,599	Segro PLC REIT (Real Estate)	6,442,339
68,743	Severn Trent PLC (Utilities)	2,624,731
202,715	Smith & Nephew PLC (Health Care)	3,265,239
17,046	Spirax-Sarco Engineering PLC (Industrials)	3,524,857
69,778	SSE PLC (Utilities)	1,432,750
247,255	St James’s Place PLC (Financials)	5,065,431
211,617	Standard Chartered PLC (Financials)	1,165,233
971,551	Taylor Wimpey PLC (Consumer Discretionary)	2,029,588
799,186	Tesco PLC (Consumer Staples)	2,926,143
236,259	Unilever PLC (Consumer Staples)	12,062,108
128,969	United Utilities Group PLC (Utilities)	1,850,440
4,104,250	Vodafone Group PLC (Communication Services)	5,937,081
352,523	WPP PLC (Communication Services)	4,859,765

		317,753,007

United States – 1.5%
60,388	Bausch Health Cos., Inc. (Health Care)*	1,427,318
5,218	CyberArk Software Ltd. (Information Technology)*	901,931
105,524	Ferguson PLC (Industrials)	16,006,095
40,948	Inmode Ltd. (Health Care)*	3,112,048

Shares	Description		Value

Common Stocks – (continued)
United States – (continued)
81,619	James Hardie Industries PLC CDI (Materials)		$ 3,221,732
52,620	QIAGEN NV (Health Care)*		2,902,225
64,105	Schneider Electric SE (Industrials)		11,272,303
237,102	Stellantis NV (Consumer Discretionary)		4,040,594
15,668	Swiss Re AG (Financials)		1,463,521
128,982	Tenaris SA (Energy)		1,257,568

			45,605,335

Zambia – 0.0%
70,681	First Quantum Minerals Ltd. (Materials)		1,500,346

TOTAL COMMON STOCKS (Cost $2,574,377,025)			$3,035,668,658

Shares	Description	Rate	Value

Preferred Stocks – 0.7%
Germany – 0.7%
40,287	Bayerische Motoren Werke AG (Consumer Discretionary)	2.62%	$ 3,147,085
101,460	FUCHS PETROLUB SE (Materials)	2.49	4,522,454
25,557	Henkel AG & Co. KGaA (Consumer Staples)	2.61	2,005,057
9,022	Porsche Automobil Holding SE (Consumer Discretionary)	2.95	753,310
7,749	Sartorius AG (Health Care)	0.12	5,294,421
23,796	Volkswagen AG (Consumer Discretionary)	2.92	4,330,028

TOTAL PREFERRED STOCKS (Cost $19,026,073)			$ 20,052,355

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Units	Description	Expiration Month	Value

Right – 0.0%
Singapore – 0.0%
22,324	Mapletree Logistics Trust*(c)
(Cost $0)		12/21	$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,593,403,098)			$3,055,721,013

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.9%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
27,815,784	0.026%		$ 27,815,784
(Cost $27,815,784)

TOTAL INVESTMENTS – 100.6% (Cost $2,621,218,882)			$3,083,536,797

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(18,025,040)

NET ASSETS – 100.0%			$3,065,511,757

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-Mini MSCI EAFE Index Future	53	12/17/21	$6,109,024	$(184,949)

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Communication Services – 8.2%
1,862	Capcom Co. Ltd.	$ 46,392
3,614	CyberAgent, Inc.	66,618
712	Dentsu Group, Inc. (a)	22,637
2,377	Hakuhodo DY Holdings, Inc.	35,442
1,021	Kakaku.com, Inc.	28,550
6,032	KDDI Corp.	175,310
251	Koei Tecmo Holdings Co. Ltd.	10,511
438	Konami Holdings Corp.	22,412
1,353	Nexon Co. Ltd.	26,859
358	Nintendo Co. Ltd.	157,962
6,529	Nippon Telegraph & Telephone Corp.	179,692
9,735	SoftBank Corp.	133,964
3,609	SoftBank Group Corp.	191,662
684	Square Enix Holdings Co. Ltd.	35,722
418	Toho Co. Ltd.	18,591
5,954	Z Holdings Corp.	39,433

		1,191,757

Consumer Discretionary – 18.0%
2,927	Aisin Corp.	107,496
677	Bandai Namco Holdings, Inc.	52,690
1,818	Bridgestone Corp.	73,732
1,217	Denso Corp.	89,293
159	Fast Retailing Co. Ltd.	94,382
88	Hikari Tsushin, Inc.	12,757
6,749	Honda Motor Co. Ltd.	184,320
4,839	Iida Group Holdings Co. Ltd.	100,066
4,316	Isuzu Motors Ltd.	58,233
154	Koito Manufacturing Co. Ltd.	8,857
13,077	Mazda Motor Corp.*	105,726
531	McDonald’s Holdings Co. Japan Ltd.	23,617
338	Mercari, Inc.*	20,510
3,772	Nissan Motor Co. Ltd.*	18,700
334	Nitori Holdings Co. Ltd.	53,036
555	Open House Co. Ltd.	31,478
307	Oriental Land Co. Ltd.	48,235
1,732	Pan Pacific International Holdings Corp.	29,532
8,227	Panasonic Corp.	90,026
809	Rakuten Group, Inc.	8,272
180	Rinnai Corp.	16,994
1,777	Ryohin Keikaku Co. Ltd.	28,718

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,687	Sekisui Chemical Co. Ltd.	$ 27,412
1,757	Sekisui House Ltd.	34,198
439	Sharp Corp.	4,910
236	Shimano, Inc.	65,264
3,911	Sony Group Corp.	476,195
332	Stanley Electric Co. Ltd.	8,632
1,612	Subaru Corp.	30,417
1,430	Sumitomo Electric Industries Ltd.	18,759
696	Suzuki Motor Corp.	28,105
31,846	Toyota Motor Corp.	561,221
1,004	USS Co. Ltd.	14,731
409	Yamaha Corp.	20,964
1,489	Yamaha Motor Co. Ltd.	37,492
1,320	ZOZO, Inc.	42,026

		2,626,996

Consumer Staples – 8.1%
2,893	Aeon Co. Ltd.	67,379
2,173	Ajinomoto Co., Inc.	65,202
1,424	Asahi Group Holdings Ltd.	52,598
189	Cosmos Pharmaceutical Corp.	29,313
636	Ito En Ltd.	37,361
3,928	Japan Tobacco, Inc.	78,650
1,614	Kao Corp.	82,260
642	Kikkoman Corp. (a)	48,965
2,897	Kirin Holdings Co. Ltd.	46,359
387	Kobayashi Pharmaceutical Co. Ltd.	30,402
307	Kobe Bussan Co. Ltd.	11,572
311	Kose Corp.	37,442
853	Lawson, Inc.	41,619
1,813	Lion Corp.	25,723
664	MEIJI Holdings Co. Ltd.	38,947
1,103	Nisshin Seifun Group, Inc.	15,893
431	Nissin Foods Holdings Co. Ltd.	31,657
1,290	Pola Orbis Holdings, Inc.	22,972
2,848	Seven & i Holdings Co. Ltd.	114,226
1,221	Shiseido Co. Ltd.	69,930
1,097	Suntory Beverage & Food Ltd.	38,694
762	Toyo Suisan Kaisha Ltd.	30,871
367	Tsuruha Holdings, Inc.	41,372
1,244	Unicharm Corp.	53,553

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
1,217	Welcia Holdings Co. Ltd.	$ 43,141
440	Yakult Honsha Co. Ltd.	21,972

		1,178,073

Energy – 1.1%
13,035	ENEOS Holdings, Inc.	48,606
1,497	Idemitsu Kosan Co. Ltd.	38,643
8,321	Inpex Corp.	68,667

		155,916

Financials – 8.4%
1,438	Chiba Bank Ltd. (The)	8,371
1,917	Concordia Financial Group Ltd.	6,973
5,134	Dai-ichi Life Holdings, Inc.	103,408
6,154	Daiwa Securities Group, Inc.	34,194
2,075	Japan Exchange Group, Inc.	44,938
1,520	Japan Post Bank Co. Ltd.	12,423
15,592	Japan Post Holdings Co. Ltd.*	117,546
5,774	Japan Post Insurance Co. Ltd.	89,398
2,539	Mitsubishi HC Capital, Inc.	11,941
32,818	Mitsubishi UFJ Financial Group, Inc.	173,823
8,316	Mizuho Financial Group, Inc.	102,682
1,367	MS&AD Insurance Group Holdings, Inc.	39,922
5,007	Nomura Holdings, Inc.	21,052
3,175	ORIX Corp.	62,776
4,385	Resona Holdings, Inc.	16,050
1,048	SBI Holdings, Inc.	26,988
2,072	Shizuoka Bank Ltd. (The)	14,599
1,662	Sompo Holdings, Inc.	68,415
3,897	Sumitomo Mitsui Financial Group, Inc.	127,091
910	Sumitomo Mitsui Trust Holdings, Inc.	28,531
1,115	T&D Holdings, Inc.	13,178
1,761	Tokio Marine Holdings, Inc.	88,527
66	Tokyo Century Corp.	3,151

		1,215,977

Health Care – 9.5%
1,192	Asahi Intecc Co. Ltd.	26,119
8,412	Astellas Pharma, Inc.	131,834
2,257	Chugai Pharmaceutical Co. Ltd.	73,149
5,200	Daiichi Sankyo Co. Ltd.	129,353

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
864	Eisai Co. Ltd.	$ 52,299
1,227	Hoya Corp.	194,729
1,283	Kyowa Kirin Co. Ltd.	35,819
1,245	M3, Inc.	67,094
1,808	Medipal Holdings Corp.	32,483
348	Nippon Shinyaku Co. Ltd.	25,745
3,756	Olympus Corp.	83,989
1,873	Ono Pharmaceutical Co. Ltd.	41,330
1,781	Otsuka Holdings Co. Ltd.	65,032
1,878	Santen Pharmaceutical Co. Ltd.	24,876
941	Shionogi & Co. Ltd.	65,662
2,701	Sumitomo Dainippon Pharma Co. Ltd.	32,875
701	Sysmex Corp.	87,420
413	Taisho Pharmaceutical Holdings Co. Ltd.	20,296
4,923	Takeda Pharmaceutical Co. Ltd.	131,416
1,575	Terumo Corp.	64,196

		1,385,716

Industrials – 20.5%
962	AGC, Inc.	47,022
237	ANA Holdings, Inc.*	4,674
794	Benefit One, Inc.	37,202
216	Central Japan Railway Co.	29,676
1,090	Dai Nippon Printing Co. Ltd.	25,564
98	Daifuku Co. Ltd.	7,846
669	Daikin Industries Ltd.	136,398
553	East Japan Railway Co.	34,024
331	FANUC Corp.	64,847
518	Fuji Electric Co. Ltd.	27,099
647	Hankyu Hanshin Holdings, Inc.	19,174
8,307	Hino Motors Ltd.	69,063
147	Hitachi Construction Machinery Co. Ltd.	4,272
3,267	Hitachi Ltd.	192,432
172	Hoshizaki Corp.	13,058
4,463	ITOCHU Corp.	128,138
385	Japan Airlines Co. Ltd.*	6,971
1,234	Kajima Corp.	13,596
161	Keio Corp.	7,246
264	Keisei Electric Railway Co. Ltd.	7,231
361	Kintetsu Group Holdings Co. Ltd.*	10,365
1,845	Komatsu Ltd.	42,118

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,100	Kubota Corp.	$ 43,814
784	Kurita Water Industries Ltd.	36,595
1,104	Lixil Corp.	27,118
441	Makita Corp.	19,358
17,567	Marubeni Corp.	157,422
1,266	MINEBEA MITSUMI, Inc.	33,449
1,436	MISUMI Group, Inc.	60,516
5,098	Mitsubishi Corp.	152,251
4,800	Mitsubishi Electric Corp.	60,219
332	Mitsubishi Heavy Industries Ltd.	7,488
7,508	Mitsui & Co. Ltd.	169,078
475	Miura Co. Ltd.	16,671
1,928	MonotaRO Co. Ltd.	38,307
573	NGK Insulators Ltd.	9,069
915	Nidec Corp.	104,760
1,182	Nihon M&A Center Holdings, Inc.	34,717
372	Nippon Express Co. Ltd.	21,197
1,354	Nippon Yusen KK	88,243
1,517	Obayashi Corp.	11,169
389	Odakyu Electric Railway Co. Ltd.	7,493
1,616	Persol Holdings Co. Ltd.	46,682
4,364	Recruit Holdings Co. Ltd.	265,234
441	Secom Co. Ltd.	29,766
691	SG Holdings Co. Ltd.	15,275
1,184	Shimizu Corp.	7,477
119	SMC Corp.	76,140
296	Sohgo Security Services Co. Ltd.	12,617
9,088	Sumitomo Corp.	123,740
2,779	Taisei Corp.	81,012
583	Tobu Railway Co. Ltd.	13,170
1,275	Tokyu Corp.	17,641
3,328	TOPPAN, Inc.	50,501
897	Toshiba Corp.	35,763
655	TOTO Ltd.	29,016
389	Toyota Industries Corp.	31,930
679	Toyota Tsusho Corp.	29,631
317	West Japan Railway Co.	13,674
2,214	Yamato Holdings Co. Ltd.	48,825
569	Yaskawa Electric Corp.	25,507

		2,980,551

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 17.1%
907	Advantest Corp.	$ 79,800
626	Azbil Corp.	27,676
2,535	Brother Industries Ltd.	43,625
3,678	Canon, Inc.	80,981
129	Disco Corp.	37,037
1,615	FUJIFILM Holdings Corp.	127,030
1,035	Fujitsu Ltd.	171,323
52	GMO Payment Gateway, Inc.	6,975
547	Hamamatsu Photonics KK	33,626
202	Hirose Electric Co. Ltd.	33,891
373	Ibiden Co. Ltd.	23,225
829	Itochu Techno-Solutions Corp.	26,977
569	Keyence Corp.	352,440
896	Kyocera Corp.	53,115
327	Lasertec Corp.	85,663
1,849	Murata Manufacturing Co. Ltd.	136,462
2,592	NEC Corp.	116,879
1,417	Nomura Research Institute Ltd.	60,901
3,561	NTT Data Corp.	75,081
128	Obic Co. Ltd.	23,662
709	Omron Corp.	68,468
296	Oracle Corp. Japan	29,093
697	Otsuka Corp.	31,859
5,110	Renesas Electronics Corp.*	64,896
15,106	Ricoh Co. Ltd.	133,439
309	Rohm Co. Ltd.	28,928
473	SCSK Corp.	8,977
2,016	Seiko Epson Corp.	32,492
1,092	Shimadzu Corp.	46,259
1,223	SUMCO Corp.	26,798
721	TDK Corp.	28,575
1,314	TIS, Inc.	40,620
557	Tokyo Electron Ltd.	293,548
705	Trend Micro, Inc.	40,669
1,337	Yokogawa Electric Corp.	25,140

		2,496,130

Materials – 4.8%
2,654	Asahi Kasei Corp.	25,045
1,942	Hitachi Metals Ltd.*	35,951
1,785	JFE Holdings, Inc.	20,688

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
1,017	JSR Corp.	$ 37,977
563	Kansai Paint Co. Ltd.	12,644
13,012	Mitsubishi Chemical Holdings Corp.	102,244
357	Mitsubishi Gas Chemical Co., Inc.	5,939
370	Mitsui Chemicals, Inc.	9,923
1,002	Nippon Sanso Holdings Corp.	21,206
4,328	Nippon Steel Corp.	64,780
518	Nissan Chemical Corp.	29,836
419	Nitto Denko Corp.	29,152
1,619	Oji Holdings Corp.	7,486
848	Shin-Etsu Chemical Co. Ltd.	141,900
25,436	Sumitomo Chemical Co. Ltd.	117,385
244	Sumitomo Metal Mining Co. Ltd.	9,096
3,320	Toray Industries, Inc.	19,321
444	Tosoh Corp.	6,378

		696,951

Real Estate – 3.1%
432	Daito Trust Construction Co. Ltd.	46,759
1,728	Daiwa House Industry Co. Ltd.	50,465
13	Daiwa House REIT Investment Corp. REIT	37,038
18	GLP J REIT	28,583
662	Hulic Co. Ltd.	6,273
35	Japan Metropolitan Fund Invest REIT	30,147
6	Japan Real Estate Investment Corp. REIT	34,612
2,496	Mitsubishi Estate Co. Ltd.	34,403
2,083	Mitsui Fudosan Co. Ltd.	42,854
5	Nippon Building Fund, Inc. REIT	30,825
5	Nippon Prologis REIT, Inc. REIT	16,271
1,093	Nomura Real Estate Holdings, Inc.	23,728
22	Nomura Real Estate Master Fund, Inc. REIT	31,272
17	Orix JREIT, Inc. REIT	27,025
513	Sumitomo Realty & Development Co. Ltd.	15,989

		456,244

Utilities – 0.4%
1,882	Chubu Electric Power Co., Inc.	18,995
1,062	Kansai Electric Power Co., Inc. (The)	9,606
988	Osaka Gas Co. Ltd.	15,897

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
1,008	Tokyo Gas Co. Ltd.	$ 17,267

		61,765

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $12,609,155)		$14,446,076

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
23,338	0.026%	$ 23,338
(Cost $23,338)

TOTAL INVESTMENTS – 99.4% (Cost $12,632,493)		$14,469,414

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		96,261

NET ASSETS – 100.0%		$14,565,675

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Mini-TOPIX Index	6	12/09/21	$101,756	$(1,566)

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 9.3%
284,802	Activision Blizzard, Inc.	$ 16,689,397
93,347	Alphabet, Inc., Class A*	264,914,119
90,648	Alphabet, Inc., Class C*	258,259,778
318,514	AMC Entertainment Holdings, Inc., Class A*(a)	10,810,365
1,907,031	AT&T, Inc.	43,537,518
55,798	Charter Communications, Inc., Class A*	36,061,131
1,293,209	Comcast Corp., Class A	64,634,586
193,449	Electronic Arts, Inc.	24,030,235
76,509	Liberty Broadband Corp., Class C*	11,847,419
2,158,113	Lumen Technologies, Inc.	26,631,114
178,441	Match Group, Inc.*	23,195,546
785,846	Meta Platforms, Inc., Class A*	254,975,593
64,386	Netflix, Inc.*	41,329,373
470,838	Omnicom Group, Inc.	31,692,106
394,857	Pinterest, Inc., Class A*	15,817,971
56,210	ROBLOX Corp., Class A*	7,088,081
40,567	Roku, Inc.*	9,233,455
291,125	Snap, Inc., Class A*	13,860,461
87,133	Take-Two Interactive Software, Inc.*	14,453,622
121,401	T-Mobile US, Inc.*	13,209,643
101,609	Twitter, Inc.*	4,464,699
677,778	Verizon Communications, Inc.	34,071,900
1,706,938	ViacomCBS, Inc., Class B	52,829,731
311,192	Walt Disney Co. (The)*	45,091,721

		1,318,729,564

Consumer Discretionary – 14.8%
98,365	Advance Auto Parts, Inc.	21,711,123
133,050	Amazon.com, Inc.*	466,615,663
34,645	AutoZone, Inc.*	62,952,390
360,983	Bath & Body Works, Inc.	27,120,653
386,993	Best Buy Co., Inc.	41,354,072
4,529	Booking Holdings, Inc.*	9,519,279
65,842	Burlington Stores, Inc.*	19,300,265
145,729	Caesars Entertainment, Inc.*	13,125,811
50,039	CarMax, Inc.*	7,068,009
6,955	Chipotle Mexican Grill, Inc.*	11,429,917
153,177	Darden Restaurants, Inc.	21,130,767
180,645	Dollar General Corp.	39,976,738
252,529	Dollar Tree, Inc.*	33,795,956
92,439	Domino’s Pizza, Inc.	48,450,977
82,137	D.R. Horton, Inc.	8,024,785

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
464,573	eBay, Inc.	$ 31,340,095
121,649	Etsy, Inc.*	33,402,382
70,137	Expedia Group, Inc.*	11,298,369
4,825,396	Ford Motor Co.	92,599,349
130,859	Garmin Ltd.	17,474,911
277,748	General Motors Co.*	16,073,277
207,183	Genuine Parts Co.	26,465,556
55,523	Hilton Worldwide Holdings, Inc.*	7,499,492
417,035	Home Depot, Inc. (The)	167,068,391
303,034	Lennar Corp., Class A	31,833,722
373,290	Lowe’s Cos., Inc.	91,303,001
42,369	Marriott International, Inc., Class A*	6,251,970
109,820	McDonald’s Corp.	26,861,972
259,071	MGM Resorts International	10,254,030
410,050	NIKE, Inc., Class B	69,396,862
1,521	NVR, Inc.*	7,947,742
81,021	O’Reilly Automotive, Inc.*	51,704,361
116,732	Peloton Interactive, Inc., Class A*	5,136,208
74,357	Pool Corp.	41,202,701
81,214	Ross Stores, Inc.	8,859,635
247,740	Starbucks Corp.	27,162,214
955,474	Stellantis NV (a)	16,367,270
424,208	Target Corp.	103,438,879
141,326	Tesla, Inc.*	161,784,352
410,135	TJX Cos., Inc. (The)	28,463,369
181,648	Tractor Supply Co.	40,930,744
73,544	Ulta Beauty, Inc.*	28,237,219
211,693	VF Corp.	15,184,739
91,578	Wayfair, Inc., Class A*	22,696,691
113,392	Whirlpool Corp.	24,689,974
272,545	Yum! Brands, Inc.	33,479,428

		2,087,985,310

Consumer Staples – 7.2%
529,388	Altria Group, Inc.	22,573,104
759,197	Archer-Daniels-Midland Co.	47,229,645
262,042	Brown-Forman Corp., Class B	18,437,275
185,766	Church & Dwight Co., Inc.	16,603,765
197,286	Clorox Co. (The)	32,128,025
638,189	Coca-Cola Co. (The)	33,473,013
443,328	Colgate-Palmolive Co.	33,258,467
369,696	Conagra Brands, Inc.	11,294,213
23,706	Constellation Brands, Inc., Class A	5,341,673

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
179,215	Costco Wholesale Corp.	$ 96,664,987
166,740	Estee Lauder Cos., Inc. (The), Class A	55,369,352
211,986	General Mills, Inc.	13,094,375
186,317	Hershey Co. (The)	33,069,404
134,670	Kellogg Co.	8,239,111
390,409	Keurig Dr Pepper, Inc.	13,270,002
188,206	Kimberly-Clark Corp.	24,525,124
643,961	Kraft Heinz Co. (The)	21,643,529
1,570,790	Kroger Co. (The)	65,234,909
142,406	McCormick & Co., Inc.	12,221,283
262,250	Mondelez International, Inc., Class A	15,457,015
266,655	Monster Beverage Corp.*	22,340,356
446,779	PepsiCo, Inc.	71,386,349
587,193	Philip Morris International, Inc.	50,463,366
620,963	Procter & Gamble Co. (The)	89,778,831
264,938	Sysco Corp.	18,556,257
568,532	Tyson Foods, Inc., Class A	44,891,287
985,023	Walgreens Boots Alliance, Inc.	44,129,030
726,341	Walmart, Inc.	102,145,335

		1,022,819,082

Energy – 1.8%
120,893	Cheniere Energy, Inc.	12,670,795
231,541	Chevron Corp.	26,134,033
244,244	ConocoPhillips	17,128,832
315,629	Devon Energy Corp.	13,275,356
101,685	Diamondback Energy, Inc.	10,852,840
132,523	EOG Resources, Inc.	11,529,501
609,216	Exxon Mobil Corp.	36,455,485
721,507	Halliburton Co.	15,577,336
87,762	Hess Corp.	6,540,024
1,034,149	Kinder Morgan, Inc.	15,987,944
175,131	Marathon Petroleum Corp.	10,656,721
711,696	Occidental Petroleum Corp.	21,101,786
152,625	ONEOK, Inc.	9,133,080
63,649	Pioneer Natural Resources Co.	11,349,890
144,124	Schlumberger NV	4,133,476
361,222	Valero Energy Corp.	24,180,201
505,231	Williams Cos., Inc. (The)	13,535,139

		260,242,439

Financials – 9.5%
172,493	Aflac, Inc.	9,338,771

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
177,320	Allstate Corp. (The)	$ 19,278,230
703,524	Ally Financial, Inc.	32,242,505
94,480	American Express Co.	14,389,304
122,383	American International Group, Inc.	6,437,346
32,790	Ameriprise Financial, Inc.	9,495,984
96,125	Aon PLC, Class A	28,430,891
176,971	Apollo Global Management, Inc.	12,526,007
76,066	Arch Capital Group Ltd.*	3,071,545
142,073	Arthur J Gallagher & Co.	23,143,692
1,496,541	Bank of America Corp.	66,551,178
467,907	Bank of New York Mellon Corp. (The)	25,636,624
449,603	Berkshire Hathaway, Inc., Class B*	124,400,654
21,755	BlackRock, Inc.	19,679,790
357,728	Blackstone, Inc.	50,600,626
263,852	Capital One Financial Corp.	37,079,122
346,133	Charles Schwab Corp. (The)	26,787,233
67,194	Chubb Ltd.	12,059,307
58,641	Cincinnati Financial Corp.	6,679,210
803,470	Citigroup, Inc.	51,181,039
448,220	Citizens Financial Group, Inc.	21,187,359
40,490	CME Group, Inc.	8,928,855
52,428	Coinbase Global, Inc., Class A*	16,514,820
116,135	Discover Financial Services	12,525,160
15,861	FactSet Research Systems, Inc.	7,431,989
430,505	Fifth Third Bancorp	18,145,786
69,007	First Republic Bank	14,468,008
213,863	Hartford Financial Services Group, Inc. (The)	14,136,344
124,217	Intercontinental Exchange, Inc.	16,237,646
730,830	JPMorgan Chase & Co.	116,077,729
331,296	KeyCorp	7,434,282
236,207	KKR & Co., Inc.	17,585,611
3,677	Markel Corp.*	4,393,353
25,653	MarketAxess Holdings, Inc.	9,047,557
190,549	Marsh & McLennan Cos., Inc.	31,253,847
334,853	MetLife, Inc.	19,642,477
137,206	Moody’s Corp.	53,598,152
477,386	Morgan Stanley	45,265,740
19,517	MSCI, Inc.	12,284,976
86,931	Nasdaq, Inc.	17,666,987
34,379	Northern Trust Corp.	3,977,650
104,347	PNC Financial Services Group, Inc. (The)	20,556,359
140,315	Principal Financial Group, Inc.	9,622,803
238,101	Progressive Corp. (The)	22,129,107

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
120,410	Prudential Financial, Inc.	$ 12,313,127
153,334	Raymond James Financial, Inc.	15,071,199
222,493	Regions Financial Corp.	5,061,716
100,917	S&P Global, Inc.	45,990,904
40,354	Signature Bank	12,199,014
48,094	State Street Corp.	4,278,923
21,416	SVB Financial Group*	14,826,939
652,787	Synchrony Financial	29,238,330
159,585	T. Rowe Price Group, Inc.	31,909,021
70,246	Travelers Cos., Inc. (The)	10,322,650
49,680	Truist Financial Corp.	2,946,521
8,710	Upstart Holdings, Inc.*	1,784,592
173,549	US Bancorp	9,604,202
919,678	Wells Fargo & Co.	43,942,215
37,005	Willis Towers Watson PLC	8,357,209

		1,346,968,217

Health Care – 13.6%
55,219	10X Genomics, Inc., Class A*	8,438,015
389,191	Abbott Laboratories	48,948,552
562,319	AbbVie, Inc.	64,824,134
53,217	ABIOMED, Inc.*	16,751,647
146,160	Agilent Technologies, Inc.	22,055,544
45,016	Align Technology, Inc.*	27,528,635
43,696	AmerisourceBergen Corp.	5,057,812
215,219	Amgen, Inc.	42,802,755
104,918	Anthem, Inc.	42,620,839
188,784	Avantor, Inc.*	7,453,192
180,648	Baxter International, Inc.	13,470,921
47,149	Becton Dickinson and Co.	11,180,914
111,960	Biogen, Inc.*	26,393,450
19,560	Bio-Rad Laboratories, Inc., Class A*	14,732,592
201,725	Boston Scientific Corp.*	7,679,671
839,486	Bristol-Myers Squibb Co.	45,021,634
59,875	Cardinal Health, Inc.	2,768,021
25,803	Catalent, Inc.*	3,319,814
535,412	Centene Corp.*	38,233,771
346,729	Cerner Corp.	24,427,058
41,458	Charles River Laboratories International, Inc.*	15,168,239
212,957	Cigna Corp.	40,866,448
21,886	Cooper Cos., Inc. (The)	8,239,422
820,300	CVS Health Corp.	73,055,918

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
154,309	Danaher Corp.	$ 49,631,947
25,101	Dexcom, Inc.*	14,121,572
402,656	Edwards Lifesciences Corp.*	43,209,015
299,998	Eli Lilly & Co.	74,411,504
469,400	Gilead Sciences, Inc.	32,355,742
63,392	HCA Healthcare, Inc.	14,300,601
190,129	Hologic, Inc.*	14,208,340
51,634	Humana, Inc.	21,671,306
90,461	IDEXX Laboratories, Inc.*	55,006,620
16,779	Illumina, Inc.*	6,129,872
36,470	Insulet Corp.*	10,519,407
60,331	Intuitive Surgical, Inc.*	19,567,757
68,773	IQVIA Holdings, Inc.*	17,821,148
852,481	Johnson & Johnson	132,927,362
88,882	Laboratory Corp. of America Holdings*	25,360,701
80,398	Masimo Corp.*	22,360,292
43,632	McKesson Corp.	9,457,672
146,869	Medtronic PLC	15,670,922
700,817	Merck & Co., Inc.	52,498,202
31,352	Mettler-Toledo International, Inc.*	47,471,004
87,379	Moderna, Inc.*	30,794,981
29,367	Molina Healthcare, Inc.*	8,374,881
107,375	PerkinElmer, Inc.	19,559,430
1,347,543	Pfizer, Inc.	72,403,485
100,830	Quest Diagnostics, Inc.	14,991,404
31,285	Regeneron Pharmaceuticals, Inc.*	19,913,841
116,434	ResMed, Inc.	29,673,205
125,036	Seagen, Inc.*	20,005,760
47,349	STERIS PLC	10,347,177
77,893	Stryker Corp.	18,431,821
9,547	Teleflex, Inc.	2,839,469
132,844	Thermo Fisher Scientific, Inc.	84,067,669
273,671	UnitedHealth Group, Inc.	121,570,132
43,179	Veeva Systems, Inc., Class A*	12,201,522
115,470	Vertex Pharmaceuticals, Inc.*	21,585,962
4,409,462	Viatris, Inc.	54,280,477
64,888	Waters Corp.*	21,287,806
56,811	West Pharmaceutical Services, Inc.	25,147,957
31,746	Zimmer Biomet Holdings, Inc.	3,796,822
173,223	Zoetis, Inc.	38,462,435

		1,919,476,220

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – 7.7%
168,975	3M Co.	$ 28,732,509
124,841	AMETEK, Inc.	17,040,797
431,003	Carrier Global Corp.	23,325,882
133,053	Caterpillar, Inc.	25,725,798
74,574	Cintas Corp.	31,484,397
93,971	Copart, Inc.*	13,640,830
51,471	CoStar Group, Inc.*	4,002,385
272,519	CSX Corp.	9,445,509
108,519	Cummins, Inc.	22,761,860
80,237	Deere & Co.	27,725,093
84,963	Dover Corp.	13,921,188
152,235	Eaton Corp. PLC	24,671,204
237,267	Emerson Electric Co.	20,841,533
27,719	Equifax, Inc.	7,723,899
131,344	Expeditors International of Washington, Inc.	15,974,057
788,886	Fastenal Co.	46,678,385
129,228	FedEx Corp.	29,770,254
160,872	Fortive Corp.	11,883,615
43,017	Generac Holdings, Inc.*	18,120,481
107,231	General Dynamics Corp.	20,263,442
215,983	General Electric Co.	20,516,225
107,321	Honeywell International, Inc.	21,704,599
48,691	IDEX Corp.	10,935,512
80,417	IHS Markit Ltd.	10,278,901
121,626	Illinois Tool Works, Inc.	28,235,476
150,790	Jacobs Engineering Group, Inc.	21,496,622
91,094	J.B. Hunt Transport Services, Inc.	17,413,529
376,387	Johnson Controls International PLC	28,138,692
27,787	Kansas City Southern	8,081,849
51,980	L3Harris Technologies, Inc.	10,867,978
260,626	Leidos Holdings, Inc.	22,911,632
54,645	Lockheed Martin Corp.	18,214,271
259,654	Masco Corp.	17,111,199
46,457	Norfolk Southern Corp.	12,323,648
62,128	Northrop Grumman Corp.	21,670,246
56,706	Old Dominion Freight Line, Inc.	20,140,270
105,231	Otis Worldwide Corp.	8,460,572
71,365	PACCAR, Inc.	5,953,268
67,738	Parker-Hannifin Corp.	20,460,940
202,059	Raytheon Technologies Corp.	16,350,614
112,144	Republic Services, Inc.	14,832,165
66,278	Rockwell Automation, Inc.	22,282,664
27,338	Roper Technologies, Inc.	12,688,933

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
172,399	Southwest Airlines Co.*	$ 7,654,516
39,691	Stanley Black & Decker, Inc.	6,936,399
504,219	Textron, Inc.	35,698,705
134,203	Trane Technologies PLC	25,048,990
27,911	TransUnion	3,103,424
96,532	Union Pacific Corp.	22,746,801
180,018	United Parcel Service, Inc., Class B	35,710,171
57,231	United Rentals, Inc.*	19,386,429
49,116	Verisk Analytics, Inc.	11,044,715
142,412	Waste Management, Inc.	22,881,336
404,936	Westinghouse Air Brake Technologies Corp.	35,946,169
85,406	W.W. Grainger, Inc.	41,115,303
79,701	Xylem, Inc.	9,652,588

		1,081,728,469

Information Technology – 30.2%
308,399	Accenture PLC, Class A	110,221,803
169,859	Adobe, Inc.*	113,780,051
521,054	Advanced Micro Devices, Inc.*	82,519,322
132,578	Akamai Technologies, Inc.*	14,941,541
197,253	Amphenol Corp., Class A	15,894,647
73,461	Analog Devices, Inc.	13,241,345
16,867	ANSYS, Inc.*	6,603,093
4,823,481	Apple, Inc.	797,321,409
374,805	Applied Materials, Inc.	55,167,548
120,121	Arista Networks, Inc.*	14,902,211
123,707	Autodesk, Inc.*	31,445,082
117,432	Automatic Data Processing, Inc.	27,113,874
115,574	Broadcom, Inc.	63,991,012
99,356	Broadridge Financial Solutions, Inc.	16,748,441
284,847	Cadence Design Systems, Inc.*	50,548,949
160,518	CDW Corp.	30,395,688
1,212,478	Cisco Systems, Inc.	66,492,294
70,842	Cloudflare, Inc., Class A*	13,335,298
357,051	Cognizant Technology Solutions Corp., Class A	27,842,837
335,652	Corning, Inc.	12,449,333
78,734	Crowdstrike Holdings, Inc., Class A*	17,096,301
217,539	Dell Technologies, Inc., Class C*	12,284,427
102,596	DocuSign, Inc.*	25,275,551
62,257	Entegris, Inc.	9,094,503
30,106	EPAM Systems, Inc.*	18,321,006
247,390	Fidelity National Information Services, Inc.	25,852,255

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
272,590	Fiserv, Inc.*	$ 26,310,387
32,268	FleetCor Technologies, Inc.*	6,683,671
129,163	Fortinet, Inc.*	42,896,324
78,619	Gartner, Inc.*	24,548,783
129,756	Global Payments, Inc.	15,446,154
2,841,887	Hewlett Packard Enterprise Co.	40,781,078
804,470	HP, Inc.	28,381,702
29,105	HubSpot, Inc.*	23,485,116
1,641,076	Intel Corp.	80,740,939
506,866	International Business Machines Corp.	59,354,009
117,598	Intuit, Inc.	76,709,175
98,818	Keysight Technologies, Inc.*	19,218,125
55,047	KLA Corp.	22,466,332
96,799	Kyndryl Holdings, Inc.*	1,529,424
80,686	Lam Research Corp.	54,854,377
208,762	Mastercard, Inc., Class A	65,743,329
183,504	Microchip Technology, Inc.	15,309,739
322,251	Micron Technology, Inc.	27,069,084
2,353,743	Microsoft Corp.	778,123,898
15,763	MongoDB, Inc.*	7,851,550
20,247	Monolithic Power Systems, Inc.	11,205,905
110,276	Motorola Solutions, Inc.	27,919,678
221,020	NetApp, Inc.	19,644,258
194,705	Nuance Communications, Inc.*	10,804,180
678,796	NVIDIA Corp.	221,803,381
334,520	ON Semiconductor Corp.*	20,549,564
829,916	Oracle Corp.	75,306,578
110,792	Palantir Technologies, Inc., Class A*	2,287,855
48,821	Palo Alto Networks, Inc.*	26,702,158
177,838	Paychex, Inc.	21,198,290
240,812	PayPal Holdings, Inc.*	44,523,731
144,537	Qorvo, Inc.*	21,135,645
293,710	QUALCOMM, Inc.	53,032,278
75,377	RingCentral, Inc., Class A*	16,279,924
236,599	salesforce.com, Inc.*	67,421,251
258,118	Seagate Technology Holdings PLC	26,500,975
68,025	ServiceNow, Inc.*	44,059,792
158,164	Skyworks Solutions, Inc.	23,987,152
34,701	Splunk, Inc.*	4,198,821
43,564	Square, Inc., Class A*	9,075,688
355,560	SS&C Technologies Holdings, Inc.	27,139,895
122,694	Synopsys, Inc.*	41,838,654
110,883	TE Connectivity Ltd.	17,068,220

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
27,366	Teledyne Technologies, Inc.*	$ 11,364,826
167,102	Teradyne, Inc.	25,544,883
365,933	Texas Instruments, Inc.	70,394,531
102,764	Trimble, Inc.*	8,824,345
16,402	Tyler Technologies, Inc.*	8,512,310
127,518	VeriSign, Inc.*	30,592,843
394,876	Visa, Inc., Class A	76,515,123
95,890	VMware, Inc., Class A	11,194,199
513,461	Western Digital Corp.*	29,698,584
41,314	Workday, Inc., Class A*	11,329,538
88,252	Xilinx, Inc.	20,161,169
24,675	Zebra Technologies Corp., Class A*	14,528,146
39,601	Zendesk, Inc.*	4,043,658
65,207	Zoom Video Communications, Inc., Class A*	13,785,412
10,294	Zscaler, Inc.*	3,571,709

		4,264,128,166

Materials – 1.4%
30,594	Air Products and Chemicals, Inc.	8,793,939
60,730	Albemarle Corp.	16,183,938
63,807	Avery Dennison Corp.	13,084,902
87,523	Ball Corp.	8,179,024
28,745	Celanese Corp.	4,350,843
224,997	Corteva, Inc.	10,124,865
162,575	Dow, Inc.	8,930,245
103,696	DuPont de Nemours, Inc.	7,669,356
90,079	Eastman Chemical Co.	9,394,339
34,826	Ecolab, Inc.	7,712,914
228,517	Freeport-McMoRan, Inc.	8,473,410
22,704	International Flavors & Fragrances, Inc.	3,227,828
377,279	International Paper Co.	17,173,740
11,533	Martin Marietta Materials, Inc.	4,653,681
77,873	Newmont Corp.	4,276,785
188,544	Nucor Corp.	20,034,685
63,382	PPG Industries, Inc.	9,771,603
103,491	Sherwin-Williams Co. (The)	34,280,359

		196,316,456

Real Estate – 2.6%
67,269	Alexandria Real Estate Equities, Inc. REIT	13,458,509
43,235	American Tower Corp. REIT	11,348,323
57,702	AvalonBay Communities, Inc. REIT	13,783,277
54,486	Boston Properties, Inc. REIT	5,875,770

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
105,345	Camden Property Trust REIT	$ 17,404,047
471,970	CBRE Group, Inc., Class A*	45,106,173
65,559	Crown Castle International Corp. REIT	11,908,792
125,281	Digital Realty Trust, Inc. REIT	21,014,635
112,338	Duke Realty Corp. REIT	6,552,676
11,453	Equinix, Inc. REIT	9,302,127
113,503	Equity Residential REIT	9,682,941
12,799	Essex Property Trust, Inc. REIT	4,344,493
105,356	Extra Space Storage, Inc. REIT	21,071,200
111,565	Healthpeak Properties, Inc. REIT	3,666,026
325,997	Invitation Homes, Inc. REIT	13,183,319
93,069	Mid-America Apartment Communities, Inc. REIT	19,195,481
8,311	Orion Office REIT, Inc. REIT*	147,686
143,538	Prologis, Inc. REIT	21,638,353
78,528	Public Storage REIT	25,708,497
83,127	Realty Income Corp. REIT	5,645,986
26,921	SBA Communications Corp. REIT	9,255,440
49,749	Simon Property Group, Inc. REIT	7,603,637
108,797	Sun Communities, Inc. REIT	20,516,938
124,881	UDR, Inc. REIT	7,084,499
166,985	Ventas, Inc. REIT	7,834,936
266,777	VICI Properties, Inc. REIT	7,256,334
500,624	Weyerhaeuser Co. REIT	18,828,469
77,832	W.P. Carey, Inc. REIT	5,942,473

		364,361,037

Utilities – 1.7%
496,271	AES Corp. (The)	11,602,816
139,271	Alliant Energy Corp.	7,630,658
75,569	Ameren Corp.	6,165,675
103,886	American Electric Power Co., Inc.	8,419,960
50,956	American Water Works Co., Inc.	8,589,653
132,483	CenterPoint Energy, Inc.	3,432,634
126,743	CMS Energy Corp.	7,458,826
139,713	Consolidated Edison, Inc.	10,847,317
157,790	Dominion Energy, Inc.	11,234,648
76,256	DTE Energy Co.	8,261,575
161,913	Duke Energy Corp.	15,707,180
85,522	Edison International	5,582,876
42,737	Entergy Corp.	4,288,231
119,993	Evergy, Inc.	7,595,557
106,190	Eversource Energy	8,736,251

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
347,829	Exelon Corp.	$ 18,341,023
176,183	FirstEnergy Corp.	6,635,052
323,911	NextEra Energy, Inc.	28,108,997
186,474	PPL Corp.	5,189,571
192,751	Public Service Enterprise Group, Inc.	12,045,010
64,164	Sempra Energy	7,691,339
145,827	Southern Co. (The)	8,910,030
102,041	WEC Energy Group, Inc.	8,870,424
192,525	Xcel Energy, Inc.	12,269,618

		233,614,921

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $9,516,636,626)		$14,096,369,881

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
25,400,414	0.026%	$ 25,400,414
(Cost $25,400,414)

TOTAL INVESTMENTS – 100.0% (Cost $9,542,037,040)		$14,121,770,295

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		6,670,349

NET ASSETS – 100.0%		$14,128,440,644

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Index	49	12/17/21	$11,425,666	$(238,353)

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Communication Services – 2.7%
1,987	Advantage Solutions, Inc.*	$ 14,366
25,948	AMC Entertainment Holdings, Inc., Class A*(a)	880,675
4,169	AMC Networks, Inc., Class A*	160,965
905	Bandwidth, Inc., Class A*	64,852
2,225	Cardlytics, Inc.*	150,366
17,362	Cargurus, Inc.*	651,075
20,796	Cars.com, Inc.*	346,877
600	Chicken Soup For The Soul Entertainment, Inc.*	7,890
6,070	Cogent Communications Holdings, Inc.	454,825
26,104	Consolidated Communications Holdings, Inc.*	196,302
14	Daily Journal Corp.*	5,101
6,700	EchoStar Corp., Class A*	183,379
36,835	Entercom Communications Corp.*	90,982
10,809	EverQuote, Inc., Class A*	142,463
12,216	EW Scripps Co. (The), Class A	226,362
29,179	Fluent, Inc.*	54,273
5,245	fuboTV, Inc.*	102,907
57,787	Gannett Co., Inc.*	295,292
8,437	Gogo, Inc.*	108,162
15,001	Gray Television, Inc.	309,321
1,216	Hemisphere Media Group, Inc.*	9,242
12,001	IDT Corp., Class B*	651,414
7,961	iHeartMedia, Inc., Class A*	156,115
8,312	Iridium Communications, Inc.*	319,596
9,937	John Wiley & Sons, Inc., Class A	516,525
9,486	Liberty Latin America Ltd., Class A (Chile)*	107,761
18,724	Liberty Latin America Ltd., Class C (Chile)*	210,458
3,729	Liberty Media Corp.-Liberty Braves, Class A*	103,927
3,469	Liberty Media Corp.-Liberty Braves, Class C*	95,432
7,977	Lions Gate Entertainment Corp., Class B*	108,886
5,011	Magnite, Inc.*	88,344
4,258	MediaAlpha, Inc., Class A*	65,658
10,632	Meredith Corp.*	627,288
16,233	Ooma, Inc.*	305,343
9,438	QuinStreet, Inc.*	144,496
9,552	Scholastic Corp.	359,537
4,658	Shenandoah Telecommunications Co.	118,267
4,352	Sinclair Broadcast Group, Inc., Class A	101,532
25,618	Stagwell, Inc.*	197,771
6,268	TechTarget, Inc.*	605,677
31,247	TEGNA, Inc.	617,128
8,991	Telephone and Data Systems, Inc.	158,961

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
4,829	Thryv Holdings, Inc.*	$ 188,766
73,462	TrueCar, Inc.*	241,690
5,625	United States Cellular Corp.*	163,744
5,198	WideOpenWest, Inc.*	96,683
16,840	Yelp, Inc.*	577,275
7,275	Ziff Davis, Inc.*	828,404

		12,212,355

Consumer Discretionary – 12.5%
15,863	1-800-Flowers.com, Inc., Class A*	472,400
9,340	2U, Inc.*	222,199
9,079	Aaron’s Co., Inc. (The)	201,554
17,470	Abercrombie & Fitch Co., Class A*	628,920
7,014	Academy Sports & Outdoors, Inc.*	312,965
7,747	Acushnet Holdings Corp.	421,282
10,437	Adient PLC*	443,051
12,660	Adtalem Global Education, Inc.*	375,622
2,530	America’s Car-Mart, Inc.*	248,294
14,940	American Axle & Manufacturing Holdings, Inc.*	132,368
14,079	American Eagle Outfitters, Inc.	364,505
4,433	American Outdoor Brands, Inc.*	104,574
11,324	American Public Education, Inc.*	213,910
9,600	Arko Corp.*	90,528
3,459	Asbury Automotive Group, Inc.*	566,031
2,133	Bally’s Corp.*	81,779
9,331	Barnes & Noble Education, Inc.*	65,504
6,537	Bassett Furniture Industries, Inc.	99,624
15,762	Beazer Homes USA, Inc.*	309,566
19,319	Bed Bath & Beyond, Inc.*	354,117
8,596	Big 5 Sporting Goods Corp.(a)	203,983
8,711	Big Lots, Inc.	377,883
3,483	BJ’s Restaurants, Inc.*	104,002
9,348	Bloomin’ Brands, Inc.*	165,179
4,867	Bluegreen Vacations Holding Corp.*	144,696
3,730	Boot Barn Holdings, Inc.*	456,328
5,639	Brinker International, Inc.*	195,109
7,929	Buckle, Inc. (The)	372,980
12,100	Caleres, Inc.	285,681
11,289	Callaway Golf Co.*	304,351
4,308	Camping World Holdings, Inc., Class A	188,949
16,504	CarParts.com, Inc.*	204,154
6,188	Carriage Services, Inc.	320,167

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
7,347	Casper Sleep, Inc.*	$ 48,049
861	Cavco Industries, Inc.*	256,139
4,736	Century Casinos, Inc.*	61,805
4,027	Century Communities, Inc.	286,199
4,167	Cheesecake Factory, Inc. (The)*	159,679
25,895	Chico’s FAS, Inc.*	148,378
3,475	Children’s Place, Inc. (The)*	300,692
3,626	Chuy’s Holdings, Inc.*	103,921
5,341	Citi Trends, Inc.*	452,917
7,404	Clarus Corp.	195,392
5,184	Conn’s, Inc.*	113,426
14,405	Container Store Group, Inc. (The)*	167,530
2,844	Coursera, Inc.*	85,292
1,083	Cracker Barrel Old Country Store, Inc.	132,148
11,545	Crocs, Inc.*	1,893,611
19,507	Dana, Inc.	419,400
3,112	Dave & Buster’s Entertainment, Inc.*	101,078
19,814	Del Taco Restaurants, Inc.	151,775
3,532	Dillard’s, Inc., Class A	967,415
1,461	Dine Brands Global, Inc.*	104,929
6,452	Dorman Products, Inc.*	716,043
8,053	Duluth Holdings, Inc., Class B*	111,695
9,365	El Pollo Loco Holdings, Inc.*	118,186
15,173	Ethan Allen Interiors, Inc.	341,392
9,862	Everi Holdings, Inc.*	204,538
13,181	Fiesta Restaurant Group, Inc.*	122,979
1,759	Flexsteel Industries, Inc.	49,920
31,700	Fossil Group, Inc.*	378,815
5,051	Fox Factory Holding Corp.*	887,814
3,460	Franchise Group, Inc.	165,215
6,208	Full House Resorts, Inc.*	55,624
15,195	Funko, Inc., Class A*	248,286
7,295	Genesco, Inc.*	461,044
8,550	Gentherm, Inc.*	722,047
6,946	G-III Apparel Group Ltd.*	205,879
4,061	Golden Entertainment, Inc.*	186,441
30,210	Goodyear Tire & Rubber Co. (The)*	607,523
24,230	GoPro, Inc., Class A*	242,300
648	Graham Holdings Co., Class B	367,105
5,149	Green Brick Partners, Inc.*	128,468
3,087	Group 1 Automotive, Inc.	601,193
5,170	Groupon, Inc.*	106,812
6,770	Guess?, Inc.	152,663

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
12,381	Haverty Furniture Cos., Inc.	$ 370,316
3,194	Helen of Troy Ltd.*	768,157
8,932	Hibbett, Inc.	696,249
5,205	Hilton Grand Vacations, Inc.*	247,238
35,099	Houghton Mifflin Harcourt Co.*	546,140
1,683	Hovnanian Enterprises, Inc., Class A*	160,743
3,352	Installed Building Products, Inc.	432,710
10,546	International Game Technology PLC	284,953
5,216	iRobot Corp.*	395,947
2,858	Jack in the Box, Inc.	236,071
3,064	Johnson Outdoors, Inc., Class A	318,779
10,444	KB Home	417,656
6,092	Kirkland’s, Inc.*(a)	131,526
8,389	Kontoor Brands, Inc.	452,335
7,196	Lands’ End, Inc.*	165,580
18,376	Laureate Education, Inc., Class A	183,760
11,955	La-Z-Boy, Inc.	399,177
5,485	Lazydays Holdings, Inc.*	110,962
5,115	LCI Industries	778,861
1,498	LGI Homes, Inc.*	215,203
6,161	Lifetime Brands, Inc.	100,055
4,166	Liquidity Services, Inc.*	94,443
3,322	Lovesac Co. (The)*	210,216
8,094	Lumber Liquidators Holdings, Inc.*	124,162
5,867	M/I Homes, Inc.*	327,907
40,411	Macy’s, Inc.	1,151,714
4,287	Malibu Boats, Inc., Class A*	297,818
3,641	Marine Products Corp.	43,037
6,627	MarineMax, Inc.*	353,020
11,493	MasterCraft Boat Holdings, Inc.*	314,448
4,123	MDC Holdings, Inc.	197,244
4,799	Meritage Homes Corp.*	541,615
11,174	Modine Manufacturing Co.*	115,763
2,965	Monarch Casino & Resort, Inc.*	199,752
2,445	Monro, Inc.	136,969
5,799	Movado Group, Inc.	260,201
4,981	Murphy USA, Inc.	863,357
2,121	Nathan’s Famous, Inc.	130,526
6,559	National Vision Holdings, Inc.*	315,094
17,370	Nautilus, Inc.*	118,985
7,418	ODP Corp. (The)*	280,104
6,519	ONE Group Hospitality, Inc. (The)*	85,464
2,532	OneWater Marine, Inc., Class A	129,588

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
5,972	Overstock.com, Inc.*	$ 533,061
5,118	Oxford Industries, Inc.	488,974
7,462	Papa John’s International, Inc.	909,767
4,728	Patrick Industries, Inc.	377,153
46,318	Perdoceo Education Corp.*	456,232
6,365	PetMed Express, Inc. (a)	174,146
9,122	Purple Innovation, Inc.*	94,139
2,651	RCI Hospitality Holdings, Inc.	167,835
4,220	Red Robin Gourmet Burgers, Inc.*	68,786
5,549	Red Rock Resorts, Inc., Class A	263,799
17,021	Rent-A-Center, Inc.	751,818
4,377	Revolve Group, Inc.*	333,396
835	Rocky Brands, Inc.	29,668
19,322	Sally Beauty Holdings, Inc.*	378,518
6,726	Scientific Games Corp.*	429,926
3,766	SeaWorld Entertainment, Inc.*	222,156
1,830	Shake Shack, Inc., Class A*	133,572
13,185	Shoe Carnival, Inc.	515,534
5,906	Shutterstock, Inc.	673,343
6,970	Signet Jewelers Ltd.	677,066
5,456	Skyline Champion Corp.*	426,932
7,392	Sleep Number Corp.*	589,734
15,191	Smith & Wesson Brands, Inc.	345,595
3,155	Sonic Automotive, Inc., Class A	141,691
18,986	Sonos, Inc.*	600,907
14,459	Sportsman’s Warehouse Holdings, Inc.*	246,237
9,448	Standard Motor Products, Inc.	472,778
13,785	Steven Madden Ltd.	654,098
9,724	Stitch Fix, Inc., Class A*	242,128
14,012	Stoneridge, Inc.*	305,882
3,251	Strategic Education, Inc.	173,929
17,849	Stride, Inc.*	609,186
5,676	Sturm Ruger & Co., Inc.	406,912
17,026	Taylor Morrison Home Corp.*	528,828
9,621	Tenneco, Inc., Class A*	101,021
7,083	Texas Roadhouse, Inc.	587,464
3,132	TravelCenters of America, Inc.*	163,553
17,989	Tri Pointe Homes, Inc.*	449,185
21,208	Tupperware Brands Corp.*	331,693
5,233	Unifi, Inc.*	106,596
6,264	Urban Outfitters, Inc.*	198,381
16,129	Vera Bradley, Inc.*	153,387
8,406	Vista Outdoor, Inc.*	367,090

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,945	Visteon Corp.*	$ 206,014
8,161	Vivint Smart Home, Inc.*	86,017
4,822	VOXX International Corp.*	49,618
6,840	Wingstop, Inc.	1,098,504
1,799	Winmark Corp.	453,528
4,356	Winnebago Industries, Inc.	314,590
10,943	Wolverine World Wide, Inc.	340,656
18,349	WW International, Inc.*	308,630
4,911	XPEL, Inc.*	353,052
9,482	Zumiez, Inc.*	433,896

		55,594,458

Consumer Staples – 3.5%
34,117	22nd Century Group, Inc.*	85,634
2,961	Andersons, Inc. (The)	100,615
8,679	B&G Foods, Inc.(a)	261,498
7,300	Beauty Health Co. (The)*	189,508
7,653	BellRing Brands, Inc., Class A*	164,693
20,314	BJ’s Wholesale Club Holdings, Inc.*	1,343,771
3,074	Cal-Maine Foods, Inc.	110,848
7,406	Celsius Holdings, Inc.*	506,644
4,129	Central Garden & Pet Co.*	198,935
5,819	Central Garden & Pet Co., Class A*	252,254
1,790	Coca-Cola Consolidated, Inc.	1,021,320
8,123	Edgewell Personal Care Co.	344,903
5,307	elf Beauty, Inc.*	159,847
3,727	Energizer Holdings, Inc.	138,607
6,748	Fresh Del Monte Produce, Inc.	167,081
26,885	Hostess Brands, Inc.*	456,776
7,786	Ingles Markets, Inc., Class A	597,809
3,076	Inter Parfums, Inc.	270,165
1,386	J & J Snack Foods Corp.	189,300
3,552	John B. Sanfilippo & Son, Inc.	292,685
2,755	Lancaster Colony Corp.	402,781
6,784	Landec Corp.*	53,933
2,894	Medifast, Inc.	595,412
1,532	MGP Ingredients, Inc.	119,465
9,250	National Beverage Corp. (a)	480,445
1,324	Nature’s Sunshine Products, Inc.	22,508
41,760	NewAge, Inc.*	47,189
8,335	Nu Skin Enterprises, Inc., Class A	365,740
18,638	Performance Food Group Co.*	751,298
1,995	PriceSmart, Inc.	143,081

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
26,138	Primo Water Corp.	$ 434,414
14,642	Rite Aid Corp.*	180,389
2,953	Sanderson Farms, Inc.	554,514
6,887	Simply Good Foods Co. (The)*	254,612
14,167	SpartanNash Co.	339,016
17,259	Sprouts Farmers Market, Inc.*	456,673
8,537	TreeHouse Foods, Inc.*	313,308
4,216	Turning Point Brands, Inc.	160,208
13,497	United Natural Foods, Inc.*	671,071
5,093	Universal Corp.	237,181
4,320	USANA Health Sciences, Inc.*	430,790
5,954	Utz Brands, Inc.	84,011
28,267	Vector Group Ltd.	439,269
6,354	Village Super Market, Inc., Class A	135,086
7,437	Vital Farms, Inc.*	125,760
2,368	WD-40 Co.	531,261
4,529	Weis Markets, Inc.	285,101

		15,467,409

Energy – 3.5%
6,796	Aemetis, Inc.*	127,493
53,384	Alto Ingredients, Inc.*	278,131
823	Altus Midstream Co., Class A	52,162
27,928	Antero Resources Corp.*	490,416
1,648	Arch Resources, Inc.	127,704
34,066	Archrock, Inc.	251,748
13,940	Aspen Aerogels, Inc.*	796,810
3,976	Bristow Group, Inc.*	118,087
9,257	Cactus, Inc., Class A	337,881
2,741	California Resources Corp.	107,091
5,392	Callon Petroleum Co.*	274,129
36,984	Centennial Resource Development, Inc., Class A*	230,410
18,595	ChampionX Corp. *	379,524
10,954	Chesapeake Energy Corp.	652,201
8,068	Civitas Resources, Inc.	412,356
23,318	Clean Energy Fuels Corp.*	167,190
16,363	CNX Resources Corp.*	223,191
13,954	Comstock Resources, Inc.*	112,888
7,748	CONSOL Energy, Inc.*	170,069
3,812	Denbury, Inc.*	303,511
57,184	DHT Holdings, Inc.	317,371
7,016	DMC Global, Inc.*	256,084

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
13,531	Dorian LPG Ltd.	$ 166,567
20,120	Energy Fuels, Inc.*(a)	175,245
28,066	Equitrans Midstream Corp.	269,995
11,844	Frontline Ltd. (Norway)*(a)	81,131
17,683	Gevo, Inc.*(a)	101,677
3,420	Green Plains, Inc.*	132,183
26,151	Helix Energy Solutions Group, Inc.*	79,499
4,054	Helmerich & Payne, Inc.	91,012
9,446	International Seaways, Inc.	137,912
1,869	Laredo Petroleum, Inc.*	110,084
8,980	Liberty Oilfield Services, Inc., Class A*	82,616
42,168	Magnolia Oil & Gas Corp., Class A	799,927
9,261	Matador Resources Co.	363,679
13,170	Murphy Oil Corp.	350,059
2,373	Nabors Industries Ltd.*	193,305
4,087	National Energy Services Reunited Corp.*	40,502
15,918	Newpark Resources, Inc.*	43,456
30,716	NexTier Oilfield Solutions, Inc.*	110,578
9,092	Nordic American Tankers Ltd.	18,002
4,923	Northern Oil and Gas, Inc.	100,331
11,872	Oceaneering International, Inc.*	126,912
20,541	Oil States International, Inc. *	103,937
24,155	Ovintiv, Inc.	839,628
10,366	Patterson-UTI Energy, Inc.	73,184
10,619	PDC Energy, Inc.	535,516
5,010	Peabody Energy Corp.*	49,900
37,768	ProPetro Holding Corp.*	310,453
14,913	Range Resources Corp.*	291,698
8,773	Renewable Energy Group, Inc.*	419,174
1,420	REX American Resources Corp.*	129,220
1,164	Riley Exploration Permian, Inc.	20,451
45,210	RPC, Inc.*	182,196
6,787	Scorpio Tankers, Inc. (Monaco)	94,407
16,595	SFL Corp. Ltd. (Norway)	138,402
23,640	SM Energy Co.	685,560
18,907	Solaris Oilfield Infrastructure, Inc., Class A	129,324
34,180	Southwestern Energy Co.*	153,126
17,820	Teekay Corp. (Bermuda)*(a)	59,162
1,950	Teekay Tankers Ltd., Class A (Bermuda)*	21,899
32,859	Tellurian, Inc.*	107,120
36,196	TETRA Technologies, Inc.*	94,472
34,316	Uranium Energy Corp.*	134,519
56,795	Ur-Energy, Inc.*	84,625

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
15,312	US Silica Holdings, Inc.*	$ 148,526
67,905	W&T Offshore, Inc.*	233,593
8,548	Whiting Petroleum Corp.*	552,970
11,297	World Fuel Services Corp.	282,312

		15,636,493

Financials – 17.4%
2,918	1st Source Corp.	134,958
2,752	Allegiance Bancshares, Inc.	111,263
2,627	A-Mark Precious Metals, Inc.	181,920
16,261	American Equity Investment Life Holding Co.	546,857
3,337	American National Bankshares, Inc.	122,067
1,736	American National Group, Inc.	328,538
9,994	Ameris Bancorp	486,408
6,051	AMERISAFE, Inc.	321,248
13,106	Apollo Commercial Real Estate Finance, Inc. REIT	177,324
16,371	Arbor Realty Trust, Inc. REIT	287,311
11,834	Ares Commercial Real Estate Corp. REIT	174,197
3,753	Argo Group International Holdings Ltd.	203,713
15,801	ARMOUR Residential REIT, Inc. REIT	154,692
6,436	Arrow Financial Corp.	222,042
14,184	Artisan Partners Asset Management, Inc., Class A	634,450
14,432	Associated Banc-Corp.	316,061
6,644	Atlantic Capital Bancshares, Inc.*	185,633
8,519	Atlantic Union Bankshares Corp.	276,953
18,802	Axos Financial, Inc.*	1,064,381
6,728	B. Riley Financial, Inc.	520,949
5,142	BancFirst Corp.	327,185
6,073	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	98,686
11,374	Bancorp, Inc. (The)*	321,543
1,916	Bank First Corp.	134,561
3,030	Bank of Marin Bancorp	104,959
16,024	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	590,164
6,914	BankUnited, Inc.	274,071
4,493	Banner Corp.	257,359
589	Bar Harbor Bankshares	16,828
4,996	Berkshire Hills Bancorp, Inc.	133,443
23,369	BGC Partners, Inc., Class A	104,459

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
11,812	Blackstone Mortgage Trust, Inc., Class A REIT	$ 354,360
5,687	Blue Ridge Bankshares, Inc.(a)	101,285
24,304	Brightsphere Investment Group, Inc.	729,849
9,178	Broadmark Realty Capital, Inc. REIT	82,602
12,003	Brookline Bancorp, Inc.	185,206
3,358	BRP Group, Inc., Class A*	124,380
4,555	Bryn Mawr Bank Corp.	203,153
27,987	Cadence Bank	817,780
1,283	Cambridge Bancorp	113,905
6,734	Camden National Corp.	308,552
16,385	Cannae Holdings, Inc.*	484,504
6,622	Capital City Bank Group, Inc.	175,549
12,363	Capitol Federal Financial, Inc.	140,444
13,131	Cathay General Bancorp	550,320
5,724	Central Pacific Financial Corp.	153,231
36,831	Chimera Investment Corp. REIT	585,613
9,434	CIT Group, Inc.	462,832
1,922	Citizens & Northern Corp.	47,550
4,902	City Holding Co.	384,611
8,261	Civista Bancshares, Inc.	194,381
5,630	CNB Financial Corp.	148,351
19,504	CNO Financial Group, Inc.	441,961
6,926	Cohen & Steers, Inc.	621,747
8,732	Columbia Banking System, Inc.	286,934
5,282	Columbia Financial, Inc.*	96,344
6,486	Community Bank System, Inc.	458,301
4,079	Community Trust Bancorp, Inc.	171,318
5,360	ConnectOne Bancorp, Inc.	174,200
10,051	Cowen, Inc., Class A	355,604
3,211	Crawford & Co., Class A	23,408
7,627	Curo Group Holdings Corp.	126,532
12,518	Customers Bancorp, Inc.*	721,538
14,191	CVB Financial Corp.	271,190
1,406	Diamond Hill Investment Group, Inc.	270,079
5,677	Dime Community Bancshares, Inc.	194,721
2,582	Donegal Group, Inc., Class A	35,115
7,974	Donnelley Financial Solutions, Inc.*	372,545
15,409	Dynex Capital, Inc. REIT	257,638
6,976	Eagle Bancorp, Inc.	393,098
8,179	Eastern Bankshares, Inc.	164,643
11,183	Ellington Financial, Inc. REIT	185,302
8,532	Employers Holdings, Inc.	329,421

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
9,433	Encore Capital Group, Inc.*(a)	$ 550,321
13,487	Enova International, Inc.*	514,124
2,519	Enstar Group Ltd.*	561,989
4,730	Enterprise Financial Services Corp.	219,330
17,443	Essent Group Ltd.	725,280
9,319	Farmers National Banc Corp.	163,921
7,044	FB Financial Corp.	302,188
6,655	Federal Agricultural Mortgage Corp., Class C	810,047
18,975	Federated Hermes, Inc.	639,647
6,708	Financial Institutions, Inc.	206,606
22,578	First BanCorp. (Puerto Rico)	300,062
4,707	First Bancorp, Inc. (The)	142,528
3,313	First Bancshares, Inc. (The)	128,743
6,346	First BankCorp	282,016
7,594	First Busey Corp.	195,166
17,244	First Commonwealth Financial Corp.	259,177
464	First Community Bankshares, Inc.	15,173
15,330	First Financial Bancorp	352,590
19,678	First Financial Bankshares, Inc.	982,326
3,245	First Financial Corp.	141,028
8,733	First Foundation, Inc.	221,993
3,929	First Internet Bancorp	170,165
4,893	First Interstate BancSystem, Inc., Class A	199,634
10,595	First Merchants Corp.	422,635
3,660	First Mid Bancshares, Inc.	153,830
10,663	First Midwest Bancorp, Inc.	210,381
7,123	First of Long Island Corp. (The)	149,227
4,292	FirstCash, Inc.	274,001
14,855	Flagstar Bancorp, Inc.	691,352
10,112	Flushing Financial Corp.	238,845
3,594	Focus Financial Partners, Inc., Class A*	221,175
5,363	FS Bancorp, Inc.	174,083
24,593	Fulton Financial Corp.	388,323
66,293	Genworth Financial, Inc., Class A*	253,239
7,942	German American Bancorp, Inc.	310,770
16,178	Glacier Bancorp, Inc.	878,465
1,333	Goosehead Insurance, Inc., Class A	175,050
2,730	Granite Point Mortgage Trust, Inc. REIT	33,661
10,149	Great Ajax Corp. REIT	128,283
5,034	Great Southern Bancorp, Inc.	280,041
5,575	Great Western Bancorp, Inc.	187,041
3,439	Green Dot Corp., Class A*	123,460
10,960	Greenhill & Co., Inc.	186,978

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
6,539	Hamilton Lane, Inc., Class A	$ 691,630
7,685	Hancock Whitney Corp.	367,189
7,634	Hanmi Financial Corp.	171,536
6,548	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	372,450
11,711	HarborOne Bancorp, Inc.	162,666
1,922	HCI Group, Inc.	212,189
6,477	Heartland Financial USA, Inc.	307,658
14,298	Heritage Commerce Corp.	156,706
4,936	Heritage Financial Corp.	115,650
17,579	Hilltop Holdings, Inc.	598,213
972	Hingham Institution For Savings (The)	379,663
2,958	Home Bancorp, Inc.	119,622
22,676	Home BancShares, Inc.	542,637
7,269	HomeStreet, Inc.	358,871
4,668	HomeTrust Bancshares, Inc.	140,180
18,098	Hope Bancorp, Inc.	259,706
8,811	Horace Mann Educators Corp.	326,624
10,167	Horizon Bancorp, Inc.	197,240
7,989	Houlihan Lokey, Inc.	867,126
10,455	Independent Bank Corp.	235,760
6,481	Independent Bank Corp.	512,388
5,033	Independent Bank Group, Inc.	349,441
8,349	International Bancshares Corp.	350,742
28,351	Invesco Mortgage Capital, Inc. REIT	85,053
26,828	Investors Bancorp, Inc.	399,469
942	Investors Title Co.	203,472
2,583	James River Group Holdings Ltd.	68,295
8,970	Kearny Financial Corp.	114,009
3,424	Kinsale Capital Group, Inc.	712,192
6,341	KKR Real Estate Finance Trust, Inc. REIT	130,815
9,433	Lakeland Bancorp, Inc.	168,756
7,019	Lakeland Financial Corp.	495,682
4,721	LendingClub Corp.*	154,471
6,375	Live Oak Bancshares, Inc.	568,013
15,956	Macatawa Bank Corp.	134,350
23,545	Maiden Holdings Ltd.*	70,635
12,766	MBIA, Inc.*	150,128
5,618	Mercantile Bank Corp.	188,652
8,953	Meta Financial Group, Inc.	535,121
59,602	MFA Financial, Inc. REIT	255,693
4,377	Midland States Bancorp, Inc.	104,173
3,604	MidWestOne Financial Group, Inc.	111,003

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
9,504	Moelis & Co., Class A	$ 582,690
27,837	Mr Cooper Group, Inc.*	1,093,159
4,363	National Bank Holdings Corp., Class A	185,951
638	National Western Life Group, Inc., Class A	129,929
36,245	Navient Corp.	715,114
6,848	NBT Bancorp, Inc.	247,281
4,073	Nelnet, Inc., Class A	351,093
58,581	New York Mortgage Trust, Inc. REIT	218,507
237	NI Holdings, Inc.*	4,394
3,521	Nicolet Bankshares, Inc.*	251,083
13,569	NMI Holdings, Inc., Class A*	265,952
3,871	Northrim BanCorp, Inc.	156,969
13,251	Northwest Bancshares, Inc.	175,973
6,640	OceanFirst Financial Corp.	136,850
2,394	Ocwen Financial Corp.*	76,321
10,391	OFG Bancorp (Puerto Rico)	250,423
21,346	Old National Bancorp	376,970
12,580	Old Second Bancorp, Inc.	155,363
6,965	Open Lending Corp., Class A*	161,867
4,691	Oppenheimer Holdings, Inc., Class A	230,047
1,668	Origin Bancorp, Inc.	70,373
7,469	Pacific Premier Bancorp, Inc.	289,424
3,344	Park National Corp.	435,021
4,684	PCSB Financial Corp.	85,249
5,898	Peapack-Gladstone Financial Corp.	195,106
13,342	PennyMac Financial Services, Inc.	844,949
15,779	PennyMac Mortgage Investment Trust REIT	274,081
10,924	Peoples Bancorp, Inc.	336,896
3,082	Peoples Financial Services Corp.	146,056
1,978	Piper Sandler Cos.	327,854
5,258	PJT Partners, Inc., Class A	400,029
6,235	PRA Group, Inc.*	264,738
6,263	Preferred Bank	426,823
5,976	Premier Financial Corp.	175,694
7,235	Primis Financial Corp.	110,551
5,667	ProAssurance Corp.	130,341
7,713	PROG Holdings, Inc.*	348,011
10,265	Provident Financial Services, Inc.	241,638
12,609	Pzena Investment Management, Inc., Class A	118,272
4,300	QCR Holdings, Inc.	231,942
32,109	Radian Group, Inc.	654,060
8,263	Ready Capital Corp. REIT	126,920
21,814	Redwood Trust, Inc. REIT	279,655

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,115	Regional Management Corp.	$ 289,304
6,765	Renasant Corp.	246,449
4,634	Republic Bancorp, Inc., Class A	237,400
4,989	RLI Corp.	512,769
6,345	S&T Bancorp, Inc.	189,779
3,821	Safety Insurance Group, Inc.	295,249
6,915	Sandy Spring Bancorp, Inc.	324,521
3,589	Sculptor Capital Management, Inc.	65,033
6,648	Seacoast Banking Corp. of Florida	224,503
9,896	Selective Insurance Group, Inc.	747,544
8,595	Selectquote, Inc.*	77,355
12,770	ServisFirst Bancshares, Inc.	1,026,580
5,484	Sierra Bancorp	138,087
1,430	Silvergate Capital Corp., Class A*	292,406
11,239	Simmons First National Corp., Class A	327,167
19,130	SiriusPoint Ltd. (Bermuda)*	147,301
1,511	SmartFinancial, Inc.	38,787
4,701	Southern First Bancshares, Inc.*	275,150
5,052	Southern Missouri Bancorp, Inc.	269,827
5,059	Southside Bancshares, Inc.	206,154
4,707	SouthState Corp.	367,805
7,740	StepStone Group, Inc., Class A	320,204
7,953	Stewart Information Services Corp.	566,413
7,818	Stock Yards Bancorp, Inc.	467,751
4,847	StoneX Group, Inc.*	272,280
903	Summit Financial Group, Inc.	22,575
5,104	Texas Capital Bancshares, Inc.*	287,457
2,847	Tompkins Financial Corp.	222,522
10,581	Towne Bank	323,673
4,396	TPG RE Finance Trust, Inc. REIT	53,631
6,927	TriCo Bancshares	292,042
9,164	TriState Capital Holdings, Inc.*	274,095
5,243	Triumph Bancorp, Inc.*	667,696
2,152	Trupanion, Inc.*	265,385
4,416	TrustCo Bank Corp.	144,227
9,777	Trustmark Corp.	299,274
40,524	Two Harbors Investment Corp. REIT	238,281
6,234	UMB Financial Corp.	627,016
13,621	United Bankshares, Inc.	486,678
13,812	United Community Banks, Inc.	473,337
9,830	Universal Insurance Holdings, Inc.	148,138
5,245	Univest Financial Corp.	144,605
53,374	Valley National Bancorp	717,347

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
7,727	Veritex Holdings, Inc.	$ 306,221
1,890	Virtus Investment Partners, Inc.	562,048
9,139	Walker & Dunlop, Inc.	1,285,766
11,322	Washington Federal, Inc.	367,852
5,190	Washington Trust Bancorp, Inc.	279,222
12,785	Waterstone Financial, Inc.	265,289
8,879	WesBanco, Inc.	289,011
9,907	West BanCorp, Inc.	307,414
3,990	Westamerica BanCorp	214,582
1,828	World Acceptance Corp.*	375,508
6,487	WSFS Financial Corp.	322,534

		77,593,946

Health Care – 14.4%
4,836	1Life Healthcare, Inc.*	77,038
20,651	ACADIA Pharmaceuticals, Inc.*	396,499
24,429	Accuray, Inc.*	117,504
5,008	Aclaris Therapeutics, Inc.*	64,102
9,682	AdaptHealth Corp.*	190,058
2,770	Addus HomeCare Corp.*	241,599
2,249	Affimed NV (Germany)*	15,338
2,197	Agios Pharmaceuticals, Inc.*	78,257
112,667	Akebia Therapeutics, Inc.*	305,328
3,698	Alector, Inc.*	76,364
37,351	Alkermes PLC*	818,734
1,488	Allakos, Inc.*	116,585
29,006	Allscripts Healthcare Solutions, Inc.*	482,370
25,142	Alphatec Holdings, Inc.*	279,076
1,124	ALX Oncology Holdings, Inc.*	36,148
10,185	AMN Healthcare Services, Inc.*	1,161,192
70,217	Amneal Pharmaceuticals, Inc.*	293,507
18,252	Amphastar Pharmaceuticals, Inc.*	357,009
36,679	Ampio Pharmaceuticals, Inc.*	41,447
6,275	Anavex Life Sciences Corp.*	121,735
11,962	AngioDynamics, Inc.*	308,022
7,300	ANI Pharmaceuticals, Inc.*	300,322
6,584	Anika Therapeutics, Inc.*	257,632
89,180	Antares Pharma, Inc.*	288,051
2,854	Apellis Pharmaceuticals, Inc.*	120,096
2,522	Apollo Medical Holdings, Inc.*	236,236
2,802	Apyx Medical Corp.*	37,631
1,619	Arcturus Therapeutics Holdings, Inc.*	64,355
5,894	Arcus Biosciences, Inc.*	258,157

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,592	Arena Pharmaceuticals, Inc.*	$ 141,238
10,173	Arrowhead Pharmaceuticals, Inc.*	712,619
1,214	Arvinas, Inc.*	91,791
13,948	Atea Pharmaceuticals, Inc.*	112,839
5,509	AtriCure, Inc.*	349,271
180	Atrion Corp.	127,798
4,185	Avanos Medical, Inc.*	126,261
10,336	Avid Bioservices, Inc.*	315,868
2,441	Axonics, Inc.*	132,815
2,133	Beam Therapeutics, Inc.*	168,827
14,959	BioCryst Pharmaceuticals, Inc.*	180,406
68,700	BioDelivery Sciences International, Inc.*	190,986
2,772	Biohaven Pharmaceutical Holding Co. Ltd.*	311,129
3,091	BioLife Solutions, Inc.*	117,953
18,641	Bionano Genomics, Inc.*(a)	72,886
7,320	Blueprint Medicines Corp.*	704,184
6,840	Bridgebio Pharma, Inc.*	277,020
32,827	Brookdale Senior Living, Inc.*	192,366
8,042	Cara Therapeutics, Inc.*	105,994
12,312	Cardiovascular Systems, Inc.*	246,240
3,164	CareDx, Inc.*	136,495
2,700	Cassava Sciences, Inc.*(a)	144,423
477	Castle Biosciences, Inc.*	19,714
89,143	Castlight Health, Inc., Class B*	136,389
72,479	Catalyst Pharmaceuticals, Inc.*	507,353
2,735	Celcuity, Inc.*	41,299
3,176	Celldex Therapeutics, Inc.*	121,006
19,004	Cerus Corp.*	130,938
23,157	ChromaDex Corp.*	108,606
1,513	ClearPoint Neuro, Inc.*	20,774
22,984	Coherus Biosciences, Inc.*	426,813
26,273	Collegium Pharmaceutical, Inc.*	461,879
24,387	Community Health Systems, Inc.*	293,376
10,521	Computer Programs and Systems, Inc.*	310,054
3,814	CONMED Corp.	501,388
50,498	Corcept Therapeutics, Inc.*	1,060,458
1,006	Cortexyme, Inc.*(a)	13,088
2,780	CorVel Corp.*	522,640
10,575	Covetrus, Inc.*	190,139
26,798	Cross Country Healthcare, Inc.*	701,036
4,284	CryoLife, Inc.*	73,642
2,214	CryoPort, Inc.*	147,098
11,792	Curis, Inc.*	57,545

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
11,254	Cutera, Inc.*	$ 392,314
5,001	Cytokinetics, Inc.*	196,739
30,701	CytomX Therapeutics, Inc.*	202,934
19,456	CytoSorbents Corp.*	95,724
1,710	DarioHealth Corp.*	26,727
8,361	Denali Therapeutics, Inc.*	386,780
2,588	DermTech, Inc.*(a)	51,967
4,910	Dicerna Pharmaceuticals, Inc.*	186,629
96,009	Durect Corp.*	95,030
11,925	Dynavax Technologies Corp.*	192,589
8,166	Eagle Pharmaceuticals, Inc.*	389,355
1,395	Editas Medicine, Inc.*	45,561
15,607	Emergent BioSolutions, Inc.*	688,581
3,488	Enanta Pharmaceuticals, Inc.*	307,921
136,042	Endo International PLC*	761,835
7,531	Ensign Group, Inc. (The)	574,841
9,034	Evolent Health, Inc., Class A*	234,884
4,996	Fate Therapeutics, Inc.*	274,830
41,888	Fluidigm Corp.*	193,104
7,939	Fulgent Genetics, Inc.*	742,455
2,767	Glaukos Corp.*	119,064
1,060	GT Biopharma, Inc.*(a)	4,314
2,121	Haemonetics Corp.*	108,701
15,287	Halozyme Therapeutics, Inc.*	502,637
9,116	Hanger, Inc.*	153,787
9,204	Harmony Biosciences Holdings, Inc.*	313,764
28,745	Harvard Bioscience, Inc.*	192,304
3,536	Health Catalyst, Inc.*	153,427
6,246	HealthEquity, Inc.*	341,531
7,260	HealthStream, Inc.*	168,577
1,358	Heska Corp.*	218,584
15,819	iCAD, Inc.*	116,586
5,875	Ideaya Biosciences, Inc.*	129,250
5,191	Inari Medical, Inc.*	428,465
26,948	Infinity Pharmaceuticals, Inc.*	58,477
11,429	InfuSystem Holdings, Inc.*	189,150
12,308	Innovage Holding Corp.*	98,095
47,235	Innoviva, Inc.*	789,769
3,198	Inogen, Inc.*	97,699
9,666	Inotiv, Inc.*	502,632
3,305	Inspire Medical Systems, Inc.*	737,907
5,205	Integer Holdings Corp.*	415,047
4,301	Intellia Therapeutics, Inc.*	494,658

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
20,775	Intersect ENT, Inc.*	$ 556,147
10,131	Invacare Corp.*	27,759
6,513	Invitae Corp.*(a)	110,721
4,996	iRhythm Technologies, Inc.*	527,578
62,138	Ironwood Pharmaceuticals, Inc.*	689,110
5,941	IVERIC bio, Inc.*	86,857
8,279	Joint Corp. (The)*	661,658
942	Karuna Therapeutics, Inc.*	120,482
36,428	Karyopharm Therapeutics, Inc.*	253,175
12,636	KemPharm, Inc.*	98,940
2,016	Kodiak Sciences, Inc. *	185,149
4,617	Kura Oncology, Inc.*	64,453
1,889	Kymera Therapeutics, Inc.*	104,877
10,619	Lantheus Holdings, Inc.*	284,377
8,285	LeMaitre Vascular, Inc.	387,655
5,138	LHC Group, Inc.*	589,431
1,944	Ligand Pharmaceuticals, Inc.*	314,773
24,117	Lineage Cell Therapeutics, Inc.*	54,504
4,740	LivaNova PLC*	379,958
5,571	Magellan Health, Inc.*	528,075
23,251	MannKind Corp.*	107,652
11,639	MEDNAX, Inc.*	285,854
5,657	Medpace Holdings, Inc.*	1,173,318
48,220	MEI Pharma, Inc.*	162,501
19,608	Meridian Bioscience, Inc.*	390,395
6,085	Merit Medical Systems, Inc.*	382,503
686	Mesa Laboratories, Inc.	211,830
59,364	MiMedx Group, Inc.*	416,142
43,310	Mind Medicine MindMed, Inc.*	85,754
3,066	ModivCare, Inc.*	420,134
32,358	Multiplan Corp.*	130,726
28,789	Myriad Genetics, Inc.*	744,484
3,400	NanoString Technologies, Inc.*	139,740
4,069	National HealthCare Corp.	262,410
6,378	National Research Corp.	255,439
12,627	Natus Medical, Inc.*	285,370
10,477	Neogen Corp.*	420,442
14,965	NeoGenomics, Inc.*	512,701
4,811	Nevro Corp.*	418,942
28,397	NextGen Healthcare, Inc.*	440,154
9,228	NuVasive, Inc.*	443,498
12,127	Ocugen, Inc.*(a)	76,885
6,361	Omnicell, Inc.*	1,125,897

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
108,551	OPKO Health, Inc.*	$ 426,605
2,932	OptimizeRx Corp.*	190,580
13,677	Option Care Health, Inc.*	346,165
6,655	Oramed Pharmaceuticals, Inc. (Israel)*	127,909
28,471	Organogenesis Holdings, Inc.*	286,418
6,304	Ortho Clinical Diagnostics Holdings PLC*	120,659
12,453	Orthofix Medical, Inc.*	381,186
25,680	Owens & Minor, Inc.	1,027,200
16,314	Pacific Biosciences of California, Inc.*	378,648
12,260	Pacira BioSciences, Inc.*	645,121
16,330	Patterson Cos., Inc.	513,905
21,232	PAVmed, Inc.*	77,921
2,741	Pennant Group, Inc. (The)*	55,725
558	Personalis, Inc.*	7,561
15,262	Phibro Animal Health Corp., Class A	298,983
3,025	Phreesia, Inc.*	174,482
1,753	Portage Biotech, Inc. (Canada)*	25,822
13,919	Prestige Consumer Healthcare, Inc.*	778,768
3,600	Progyny, Inc.*	182,772
3,017	Protagonist Therapeutics, Inc.*	101,432
1,815	Prothena Corp. PLC (Ireland)*	91,022
5,815	PTC Therapeutics, Inc.*	216,085
23,849	Puma Biotechnology, Inc.*	73,932
11,003	R1 RCM, Inc.*	262,091
34,945	Radius Health, Inc.*	575,195
14,646	RadNet, Inc.*	394,856
10,488	Retractable Technologies, Inc.*(a)	90,826
5,773	Rubius Therapeutics, Inc.*	71,354
8,867	Sangamo Therapeutics, Inc.*	73,507
9,876	SeaSpine Holdings Corp.*	132,635
17,141	Select Medical Holdings Corp.	460,236
10,870	Selecta Biosciences, Inc.*	32,610
27,782	Senseonics Holdings, Inc.*(a)	87,235
93,679	Sesen Bio, Inc.*	98,363
6,052	Sharps Compliance Corp.*	44,664
2,327	Shockwave Medical, Inc.*	419,418
4,185	Silk Road Medical, Inc.*	169,827
6,051	Soliton, Inc.*	124,227
1,966	SpringWorks Therapeutics, Inc.*	141,257
9,316	STAAR Surgical Co.*	886,790
26,737	Stereotaxis, Inc.*	156,946
26,029	Supernus Pharmaceuticals, Inc.*	780,089
24,835	Surface Oncology, Inc.*	143,298

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
6,993	Surgery Partners, Inc.*	$ 310,209
5,137	Surmodics, Inc.*	225,668
6,186	Sutro Biopharma, Inc.*	105,657
8,745	Tactile Systems Technology, Inc.*	170,528
13,914	Tenet Healthcare Corp.*	1,013,913
23,798	TherapeuticsMD, Inc.*	11,780
32,852	Tivity Health, Inc.*	782,535
14,593	Travere Therapeutics, Inc.*	416,630
10,923	Triple-S Management Corp. (Puerto Rico)*	387,985
2,077	Turning Point Therapeutics, Inc.*	79,051
1,899	Twist Bioscience Corp.*	181,355
2,048	US Physical Therapy, Inc.	176,087
454	Utah Medical Products, Inc.	50,648
40,906	Vanda Pharmaceuticals, Inc.*	662,677
5,497	Vapotherm, Inc.*	120,934
7,827	Varex Imaging Corp.*	223,461
14,994	Vaxart, Inc.*(a)	119,352
6,311	Veracyte, Inc.*	261,780
20,352	Vericel Corp.*	757,298
15,630	ViewRay, Inc.*	80,338
1,764	Vir Biotechnology, Inc.*	83,649
32,395	VistaGen Therapeutics, Inc.*	62,522
5,269	Vocera Communications, Inc.*	307,393
6,099	Xencor, Inc.*	220,906
562	XOMA Corp.*	11,527
1,224	Zentalis Pharmaceuticals, Inc.*	100,429
13,100	Zynex, Inc.*(a)	167,680

		64,005,028

Industrials – 16.4%
9,218	AAON, Inc.	719,004
4,925	AAR Corp.*	160,850
9,595	ABM Industries, Inc.	431,775
21,482	ACCO Brands Corp.	177,441
3,320	Aerojet Rocketdyne Holdings, Inc.	139,573
242	AeroVironment, Inc.*	19,544
4,628	Air Transport Services Group, Inc.*	114,265
2,418	Alamo Group, Inc.	343,888
3,304	Albany International Corp., Class A	267,393
1,093	Allegiant Travel Co.*	189,329
8,278	Allied Motion Technologies, Inc.	326,567
9,184	Altra Industrial Motion Corp.	484,089
3,663	Ameresco, Inc., Class A*	330,879

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,581	American Woodmark Corp.*	$ 159,093
20,086	API Group Corp.*	468,205
7,974	Apogee Enterprises, Inc.	329,326
10,425	Applied Industrial Technologies, Inc.	990,792
8,429	ArcBest Corp.	868,861
7,566	Arcosa, Inc.	387,152
2,568	Argan, Inc.	100,922
8,652	Array Technologies, Inc.*	155,866
9,418	ASGN, Inc.*	1,145,982
5,543	Astec Industries, Inc.	347,435
11,563	Atkore, Inc.*	1,231,459
5,021	Atlas Air Worldwide Holdings, Inc.*	439,890
10,051	Atlas Technical Consultants, Inc.*	92,168
4,287	Avis Budget Group, Inc.*	1,177,167
3,927	AZZ, Inc.	203,772
17,302	Babcock & Wilcox Enterprises, Inc.*	157,448
5,627	Barnes Group, Inc.	244,493
2,000	Barrett Business Services, Inc.	141,180
9,397	Beacon Roofing Supply, Inc.*	469,004
3,790	Blink Charging Co.*(a)	145,650
9,848	Blue Bird Corp.*	199,324
6,700	BlueLinx Holdings, Inc.*	472,618
14,303	Boise Cascade Co.	927,263
10,902	Brady Corp., Class A	547,826
7,136	BrightView Holdings, Inc.*	97,050
3,914	Brink’s Co. (The)	239,380
3,595	Byrna Technologies, Inc.*	52,918
9,695	Caesarstone Ltd.	108,293
4,119	Casella Waste Systems, Inc., Class A*	349,209
11,048	CBIZ, Inc.*	398,059
3,460	Chart Industries, Inc.*	603,943
5,290	Cimpress PLC (Ireland)*	411,721
6,409	Columbus McKinnon Corp.	284,688
10,461	Comfort Systems USA, Inc.	992,435
5,329	Commercial Vehicle Group, Inc.*	44,710
26,651	CoreCivic, Inc.*	287,031
22,740	Cornerstone Building Brands, Inc.*	357,473
14,685	Costamare, Inc. (Monaco)	176,220
3,545	CRA International, Inc.	326,388
3,347	CSW Industrials, Inc.	402,309
12,776	Deluxe Corp.	432,340
2,592	Douglas Dynamics, Inc.	103,032
1,985	Ducommun, Inc.*	84,382

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
12,004	DXP Enterprises, Inc.*	$ 331,671
3,114	Dycom Industries, Inc.*	291,097
1,698	Eagle Bulk Shipping, Inc.	68,039
9,652	EMCOR Group, Inc.	1,151,870
3,507	Encore Wire Corp.	492,593
17,488	Energy Recovery, Inc.*	371,620
6,240	Enerpac Tool Group Corp.	131,726
5,928	EnerSys	439,206
5,676	Ennis, Inc.	107,958
3,427	EnPro Industries, Inc.	349,554
2,674	ESCO Technologies, Inc.	218,573
11,153	Evoqua Water Technologies Corp.*	501,662
3,467	Exponent, Inc.	403,906
6,753	Federal Signal Corp.	286,530
5,372	Fluor Corp.*	118,775
4,719	Forrester Research, Inc.*	266,340
8,039	Forward Air Corp.	793,851
9,307	Franklin Covey Co.*	409,322
9,109	Franklin Electric Co., Inc.	802,047
22,993	FuelCell Energy, Inc.*	199,579
2,350	GATX Corp.	231,475
6,822	Genco Shipping & Trading Ltd.	105,127
4,463	Gibraltar Industries, Inc.*	303,038
9,506	Global Industrial Co.	380,810
19,579	GMS, Inc.*	1,093,879
3,035	Gorman-Rupp Co. (The)	131,203
35,709	GrafTech International Ltd.	416,010
4,817	Granite Construction, Inc.	187,285
12,935	Great Lakes Dredge & Dock Corp.*	191,179
4,442	Greenbrier Cos., Inc. (The)	177,636
6,933	Griffon Corp.	182,407
8,912	H&E Equipment Services, Inc.	375,195
4,316	Hawaiian Holdings, Inc.*	78,896
9,255	Healthcare Services Group, Inc.	161,963
5,740	Heartland Express, Inc.	96,088
3,111	Heidrick & Struggles International, Inc.	134,302
2,624	Helios Technologies, Inc.	263,266
2,767	Herc Holdings, Inc.	471,635
5,271	Heritage-Crystal Clean, Inc.*	169,146
10,950	Hillenbrand, Inc.	488,370
13,243	HNI Corp.	523,231
9,323	Hub Group, Inc., Class A*	724,117
4,592	Huron Consulting Group, Inc.*	209,808

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,999	Hyster-Yale Materials Handling, Inc.	$ 78,481
4,992	ICF International, Inc.	482,926
6,396	IES Holdings, Inc.*	306,944
6,930	Insperity, Inc.	802,078
3,171	Insteel Industries, Inc.	133,689
17,971	Interface, Inc.	256,266
9,012	JELD-WEN Holding, Inc.*	218,361
4,676	John Bean Technologies Corp.	737,733
3,388	Kadant, Inc.	794,350
3,036	Kaman Corp.	112,332
11,753	KAR Auction Services, Inc.*	176,177
21,009	KBR, Inc.	924,396
12,890	Kelly Services, Inc., Class A	217,325
8,022	Kennametal, Inc.	283,738
15,329	Kforce, Inc.	1,174,661
24,777	Kimball International, Inc., Class B	253,716
8,085	Korn Ferry	588,103
5,281	Kratos Defense & Security Solutions, Inc.*	104,089
3,476	Lawson Products, Inc.*	167,300
1,574	Lindsay Corp.	229,048
6,463	Manitowoc Co., Inc. (The)*	123,185
4,266	ManTech International Corp., Class A	289,875
5,969	Marten Transport Ltd.	95,982
3,768	Masonite International Corp.*	403,176
13,123	Matrix Service Co.*	114,039
6,276	Matson, Inc.	511,682
5,464	Matthews International Corp., Class A	189,437
1,975	McGrath RentCorp	152,668
9,279	Meritor, Inc.*	234,666
16,315	Mesa Air Group, Inc.*	115,184
1,972	Miller Industries, Inc.	64,504
18,888	MillerKnoll, Inc.	716,611
11,144	Mistras Group, Inc.*	88,818
3,503	Moog, Inc., Class A	242,303
21,732	MRC Global, Inc.*	149,516
8,493	Mueller Industries, Inc.	469,918
13,144	Mueller Water Products, Inc., Class A	179,284
4,365	MYR Group, Inc.*	483,249
734	National Presto Industries, Inc.	60,027
4,255	Northwest Pipe Co.*	122,459
50,924	NOW, Inc.*	425,725
5,368	NV5 Global, Inc.*	705,892
2,288	Omega Flex, Inc.	269,938

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,220	PAM Transportation Services, Inc.*	$ 79,044
2,871	Park-Ohio Holdings Corp.	60,607
7,049	Parsons Corp.*	233,956
16,175	PGT Innovations, Inc.*	332,235
20,322	Pitney Bowes, Inc.	138,799
4,186	Powell Industries, Inc.	102,222
2,202	Preformed Line Products Co.	139,056
9,554	Primoris Services Corp.	214,201
3,754	Proto Labs, Inc.*	188,150
11,717	Quanex Building Products Corp.	250,392
29,301	Radiant Logistics, Inc.*	220,930
8,791	Raven Industries, Inc.*	509,878
1,814	RBC Bearings, Inc.*	358,610
2,788	Regal Rexnord Corp.	440,783
13,463	Resideo Technologies, Inc.*	351,250
22,747	Resources Connection, Inc.	390,793
8,990	REV Group, Inc.	141,143
23,735	RR Donnelley & Sons Co.*	250,642
9,822	Rush Enterprises, Inc., Class A	500,529
4,902	Rush Enterprises, Inc., Class B	239,120
23,130	Safe Bulkers, Inc. (Greece)*	83,731
2,841	Saia, Inc.*	940,882
10,494	Shyft Group, Inc. (The)	510,113
8,722	Simpson Manufacturing Co., Inc.	1,006,170
5,427	SkyWest, Inc.*	212,576
5,769	SP Plus Corp.*	156,398
3,957	Spirit Airlines, Inc.*	82,741
6,290	SPX Corp.*	365,764
7,541	SPX FLOW, Inc.	629,749
1,843	Standex International Corp.	189,847
25,534	Steelcase, Inc., Class A	285,725
5,406	Stem, Inc.*	114,715
6,242	Sterling Construction Co., Inc.*	160,856
15,875	Team, Inc.*	21,431
6,046	Tennant Co.	475,578
9,506	Terex Corp.	402,864
6,369	Tetra Tech, Inc.	1,176,227
7,324	Textainer Group Holdings Ltd. (China)*	239,275
6,367	Titan International, Inc.*	43,869
11,178	Titan Machinery, Inc.*	371,557
2,574	TPI Composites, Inc.*	45,894
5,278	Transcat, Inc.*	469,584
4,872	TriNet Group, Inc.*	488,662

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,317	Trinity Industries, Inc.	$ 87,901
6,433	Triton International Ltd. (Bermuda)	360,055
19,605	TrueBlue, Inc.*	510,122
13,196	Tutor Perini Corp.*	169,701
11,729	UFP Industries, Inc.	976,791
2,201	UniFirst Corp.	421,822
13,755	Upwork, Inc.*	512,511
3,620	US Ecology, Inc.*	123,333
5,292	Vectrus, Inc.*	221,417
9,569	Veritiv Corp.*	1,206,077
5,581	Vicor Corp.*	800,650
12,352	Wabash National Corp.	206,278
5,929	Watts Water Technologies, Inc., Class A	1,118,862
5,500	Welbilt, Inc.*	129,580
7,163	Werner Enterprises, Inc.	323,123
6,101	WESCO International, Inc.*	757,317
6,369	Willdan Group, Inc.*	254,824
18,703	WillScot Mobile Mini Holdings Corp.*	712,397
5,437	Yellow Corp.*	71,551
12,513	Zurn Water Solutions Corp.	438,581

		72,960,351

Information Technology – 14.9%
16,511	3D Systems Corp.*	376,121
19,149	8x8, Inc.*	412,661
40,788	A10 Networks, Inc.	628,951
14,879	ACI Worldwide, Inc.*	433,574
13,789	ADTRAN, Inc.	281,020
5,352	Advanced Energy Industries, Inc.	469,317
8,345	Agilysys, Inc.*	363,425
7,709	Alarm.com Holdings, Inc.*	615,101
7,955	Alpha & Omega Semiconductor Ltd.*	390,750
7,614	Altair Engineering, Inc., Class A*	566,862
4,137	Ambarella, Inc.*	742,674
9,300	American Software, Inc., Class A	212,040
30,340	Amkor Technology, Inc.	654,130
4,000	Appfolio, Inc., Class A*	481,960
6,652	Appian Corp.*	494,576
5,859	Asana, Inc., Class A*	609,043
21,641	Avaya Holdings Corp.*	421,350
2,486	Aviat Networks, Inc.*	77,911
20,056	Avid Technology, Inc.*	642,995
8,967	Axcelis Technologies, Inc.*	554,340

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,661	AXT, Inc.*	$ 38,313
6,179	Badger Meter, Inc.	632,482
4,653	Belden, Inc.	286,950
8,551	Benchmark Electronics, Inc.	201,633
15,849	Benefitfocus, Inc.*	159,441
5,862	BigCommerce Holdings, Inc.Series 1*	265,373
4,980	Blackbaud, Inc.*	375,791
3,691	Blackline, Inc.*	406,195
5,784	Bottomline Technologies DE, Inc.*	259,355
24,523	Box, Inc., Class A*	574,083
23,844	Brightcove, Inc.*	229,618
17,012	Calix, Inc.*	1,139,123
6,600	Cambium Networks Corp.*	179,586
12,955	Casa Systems, Inc.*	64,645
3,682	Cass Information Systems, Inc.	147,869
3,913	Cerence, Inc.*	294,179
4,386	CEVA, Inc.*	193,423
20,459	ChannelAdvisor Corp.*	511,680
8,508	Clearfield, Inc.*	550,808
2,915	CMC Materials, Inc.	387,112
8,813	Cohu, Inc.*	290,565
9,393	CommVault Systems, Inc.*	590,632
4,135	Comtech Telecommunications Corp.	104,988
57,365	Conduent, Inc.*	289,120
2,426	Consensus Cloud Solutions, Inc.*	151,965
5,238	Corsair Gaming, Inc.*(a)	117,331
9,322	CSG Systems International, Inc.	491,363
5,103	CTS Corp.	177,788
26,475	Daktronics, Inc.*	129,198
13,967	Diebold Nixdorf, Inc.*	113,272
11,419	Digi International, Inc.*	245,851
7,734	Digital Turbine, Inc.*	410,366
10,339	Diodes, Inc.*	1,099,553
6,843	Domo, Inc., Class B*	495,091
6,448	DSP Group, Inc.*	141,791
9,323	Ebix, Inc.	284,911
14,709	eGain Corp.*	154,444
3,955	EMCORE Corp.*	29,148
4,692	Envestnet, Inc.*	359,736
3,274	ePlus, Inc.*	345,374
10,323	EVERTEC, Inc. (Puerto Rico)	433,463
5,193	ExlService Holdings, Inc.*	674,415
57,364	Extreme Networks, Inc.*	774,414

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
5,652	Fabrinet (Thailand)*	$ 624,885
4,291	FARO Technologies, Inc.*	298,053
14,943	FormFactor, Inc.*	626,411
1,682	GreenBox POS*	8,763
3,064	Grid Dynamics Holdings, Inc.*	120,201
16,865	Hackett Group, Inc. (The)	345,058
19,420	Harmonic, Inc.*	208,765
2,256	I3 Verticals, Inc., Class A*	42,074
7,584	Ichor Holdings Ltd.*	363,198
10,865	Identiv, Inc.*	249,786
9,192	II-VI, Inc.*	574,776
8,923	Impinj, Inc.*	668,957
14,395	Infinera Corp.*	117,031
18,737	Inseego Corp.*	121,041
6,452	Insight Enterprises, Inc.*	636,296
3,717	Intelligent Systems Corp.*	150,762
3,454	InterDigital, Inc.	234,561
19,804	Iteris, Inc.*	89,910
3,719	Itron, Inc.*	230,243
10,006	Kimball Electronics, Inc.*	212,327
13,411	Knowles Corp.*	291,287
8,666	Kulicke & Soffa Industries, Inc. (Singapore)	499,682
11,314	KVH Industries, Inc.*	113,027
25,068	Lattice Semiconductor Corp.*	1,903,413
38,863	Limelight Networks, Inc.*	106,873
9,055	LivePerson, Inc.*	350,066
4,216	LiveRamp Holdings, Inc.*	197,857
22,743	Luna Innovations, Inc.*	190,359
4,301	MACOM Technology Solutions Holdings, Inc.*	309,285
5,746	Marathon Digital Holdings, Inc.*	293,448
11,706	Maximus, Inc.	883,218
9,120	MaxLinear, Inc.*	614,050
16,454	Meta Materials, Inc.*(a)	60,386
7,546	Methode Electronics, Inc.	335,571
865	MicroStrategy, Inc., Class A*(a)	624,037
8,721	MicroVision, Inc.*(a)	61,745
7,538	Mimecast Ltd.*	610,578
18,563	Mitek Systems, Inc.*	317,984
8,650	Model N, Inc.*	243,065
14,232	Momentive Global, Inc.*	290,760
20,147	MoneyGram International, Inc.*	119,472
9,153	Napco Security Technologies, Inc.*	425,340

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
37,037	NeoPhotonics Corp. *	$ 569,259
5,942	NETGEAR, Inc.*	158,889
13,862	NetScout Systems, Inc.*	414,474
5,058	Novanta, Inc.*	816,614
11,352	OneSpan, Inc.*	194,006
9,766	Onto Innovation, Inc.*	919,567
2,982	OSI Systems, Inc.*	271,153
3,043	PagerDuty, Inc.*	107,874
1,238	PAR Technology Corp.*	64,834
8,278	PC Connection, Inc.	362,908
8,487	Perficient, Inc.*	1,162,974
20,734	Photronics, Inc.*	273,896
4,006	Ping Identity Holding Corp.*	95,383
6,372	Plantronics, Inc.*	162,613
4,823	Plexus Corp.*	405,807
8,415	Power Integrations, Inc.	841,752
9,679	Progress Software Corp.	468,948
4,293	PROS Holdings, Inc.*	155,922
3,744	Q2 Holdings, Inc.*	300,643
5,328	Qualys, Inc.*	694,185
34,557	Quantum Corp.*	189,027
14,533	Rackspace Technology, Inc.*	207,241
18,721	Rambus, Inc.*	503,595
6,313	Rapid7, Inc.*	783,191
802	Rekor Systems, Inc.*	5,389
4,963	Repay Holdings Corp.*	81,195
34,275	Ribbon Communications, Inc.*	186,799
4,917	Riot Blockchain, Inc.*	183,748
1,333	Rogers Corp.*	363,402
6,082	Sailpoint Technologies Holdings, Inc.*	319,852
11,309	Sanmina Corp.*	413,231
7,111	Sapiens International Corp. NV (Israel)	252,227
6,862	ScanSource, Inc.*	214,437
6,819	SecureWorks Corp., Class A*	121,105
8,981	Semtech Corp.*	769,402
4,058	ShotSpotter, Inc.*	142,517
5,229	Silicon Laboratories, Inc.*	1,026,296
1,531	SiTime Corp.*	456,973
9,494	SMART Global Holdings, Inc.*	541,348
25,201	Smith Micro Software, Inc.*	138,101
3,910	Sprout Social, Inc., Class A*	436,669
6,215	SPS Commerce, Inc.*	876,253
4,666	SunPower Corp.*	133,681

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,426	Super Micro Computer, Inc.*	$ 266,036
7,460	Synaptics, Inc.*	2,105,510
8,537	Tenable Holdings, Inc.*	421,728
6,074	TTEC Holdings, Inc.	512,585
23,545	TTM Technologies, Inc.*	324,450
1,475	Tucows, Inc., Class A*	119,962
9,672	Turtle Beach Corp.*	259,210
12,462	Ultra Clean Holdings, Inc.*	683,042
5,722	Unisys Corp.*	103,912
4,424	Upland Software, Inc.*	86,622
15,209	Varonis Systems, Inc.*	787,978
8,140	Veeco Instruments, Inc.*	216,361
10,096	Verint Systems, Inc.*	480,469
11,574	Verra Mobility Corp.*	166,550
29,953	Viavi Solutions, Inc.*	443,604
19,537	Vishay Intertechnology, Inc.	397,969
6,166	Vishay Precision Group, Inc.*	211,679
64,099	Vonage Holdings Corp.*	1,321,721
6,004	Workiva, Inc.*	837,378
26,128	Xperi Holding Corp.	468,214
17,282	Yext, Inc.*	166,944
18,803	Zix Corp.*	159,261
15,582	Zuora, Inc., Class A*	308,679

		66,633,084

Materials – 3.6%
6,042	AdvanSix, Inc.	273,642
13,825	Allegheny Technologies, Inc.*	196,868
11,470	American Vanguard Corp.	164,136
46,808	Amyris, Inc.*	321,103
6,852	Arconic Corp.*	183,086
13,228	Avient Corp.	727,672
3,384	Balchem Corp.	534,672
6,929	Cabot Corp.	363,634
6,669	Carpenter Technology Corp.	183,264
4,000	Chase Corp.	394,360
3,758	Clearwater Paper Corp.*	151,260
16,874	Coeur Mining, Inc.*	94,494
21,322	Commercial Metals Co.	658,850
2,322	Compass Minerals International, Inc.	112,965
11,553	Constellium SE*	202,986
7,530	Ferro Corp.*	159,034
7,014	Forterra, Inc.*	166,863

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
14,283	GCP Applied Technologies, Inc.*	$ 333,365
8,662	Glatfelter Corp.	142,663
3,705	Greif, Inc., Class A	224,819
6,784	HB Fuller Co.	496,318
30,033	Hecla Mining Co.	166,383
5,631	Ingevity Corp.*	404,925
5,502	Innospec, Inc.	446,762
3,021	Intrepid Potash, Inc.*	124,163
2,123	Kaiser Aluminum Corp.	189,435
3,902	Koppers Holdings, Inc.*	117,840
7,899	Kraton Corp.*	363,828
8,977	Livent Corp.*	271,913
5,929	Materion Corp.	501,949
4,840	Minerals Technologies, Inc.	317,843
5,685	MP Materials Corp.*	249,799
25,107	Myers Industries, Inc.	489,084
1,960	Neenah, Inc.	91,120
16,270	Novagold Resources, Inc. (Canada)*	109,823
13,105	O-I Glass, Inc.*	145,072
6,997	Olympic Steel, Inc.	142,389
18,795	Orion Engineered Carbons SA (Germany)*	329,852
917	Quaker Chemical Corp.	208,939
3,891	Ranpak Holdings Corp.*	154,200
12,893	Rayonier Advanced Materials, Inc.*	70,654
12,266	Ryerson Holding Corp.	287,392
11,202	Schnitzer Steel Industries, Inc., Class A	538,816
5,051	Schweitzer-Mauduit International, Inc.	144,964
6,319	Sensient Technologies Corp.	614,776
4,167	Stepan Co.	469,663
11,837	Summit Materials, Inc., Class A*	441,520
25,152	SunCoke Energy, Inc.	153,176
12,724	TimkenSteel Corp.*	182,208
7,273	Tredegar Corp.	80,003
7,471	TriMas Corp.	247,440
5,187	Trinseo PLC	244,982
15,721	Tronox Holdings PLC, Class A	345,705
5,169	UFP Technologies, Inc.*	345,651
1,542	United States Lime & Minerals, Inc.	183,729
6,788	Verso Corp., Class A	143,498
10,724	Warrior Met Coal, Inc.	230,459
5,389	Worthington Industries, Inc.	258,564

		15,894,573

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 6.6%
5,831	Acadia Realty Trust REIT	$ 117,728
6,152	Agree Realty Corp. REIT	415,629
19,202	Alexander & Baldwin, Inc. REIT	423,020
423	Alexander’s, Inc. REIT	108,115
6,460	American Assets Trust, Inc. REIT	222,224
17,081	American Finance Trust, Inc. REIT	135,623
60,031	Apartment Investment and Management Co., Class A REIT*	444,830
14,703	Apple Hospitality REIT, Inc. REIT	220,839
15,167	Brandywine Realty Trust REIT	194,896
13,462	Broadstone Net Lease, Inc. REIT	336,550
7,022	BRT Apartments Corp. REIT	132,154
13,152	CareTrust REIT, Inc. REIT	265,802
2,045	Centerspace REIT	208,979
12,926	Chatham Lodging Trust REIT*	153,949
6,359	Columbia Property Trust, Inc. REIT	122,093
4,743	Community Healthcare Trust, Inc. REIT	204,091
29,371	CorePoint Lodging, Inc. REIT*	453,194
13,734	Corporate Office Properties Trust REIT	352,414
2,927	CTO Realty Growth, Inc. REIT	160,751
33,715	Cushman & Wakefield PLC*	596,081
41,904	DigitalBridge Group, Inc. REIT*	333,556
71,292	Diversified Healthcare Trust REIT	198,905
9,224	Easterly Government Properties, Inc. REIT	193,427
4,634	EastGroup Properties, Inc. REIT	943,946
17,095	Empire State Realty Trust, Inc., Class A REIT	155,394
5,342	Equity Commonwealth REIT*	135,954
9,084	Essential Properties Realty Trust, Inc. REIT	245,540
32,216	eXp World Holdings, Inc.	1,182,649
8,856	Farmland Partners, Inc. REIT	102,641
8,759	Forestar Group, Inc.*	173,603
12,084	Four Corners Property Trust, Inc. REIT	326,510
25,263	Franklin Street Properties Corp. REIT	145,515
2,955	FRP Holdings, Inc.*	173,281
53,539	GEO Group, Inc. (The) REIT	449,728
6,722	Getty Realty Corp. REIT	205,223
8,994	Gladstone Commercial Corp. REIT	199,847
4,862	Gladstone Land Corp. REIT	138,907
7,558	Global Medical REIT, Inc. REIT	123,498
9,511	Global Net Lease, Inc. REIT	135,056
16,921	Healthcare Realty Trust, Inc. REIT	529,966
24,107	Hersha Hospitality Trust REIT*	212,865
17,500	Independence Realty Trust, Inc. REIT	428,750

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
10,392	Industrial Logistics Properties Trust REIT	$ 230,287
2,190	Innovative Industrial Properties, Inc. REIT	562,458
15,352	iStar, Inc. REIT	373,668
14,093	Kennedy-Wilson Holdings, Inc.	305,677
28,903	Kite Realty Group Trust REIT	581,528
30,098	Lexington Realty Trust REIT	452,975
5,652	LTC Properties, Inc. REIT	179,507
10,900	Macerich Co. (The) REIT	205,574
18,932	Mack-Cali Realty Corp. REIT*	316,354
17,724	Marcus & Millichap, Inc.*	759,473
13,583	Monmouth Real Estate Investment Corp. REIT	282,119
5,377	National Health Investors, Inc. REIT	280,894
14,125	National Storage Affiliates Trust REIT	866,992
3,713	NETSTREIT Corp. REIT	79,235
25,280	Newmark Group, Inc., Class A	405,997
5,559	NexPoint Residential Trust, Inc. REIT	414,590
10,479	Office Properties Income Trust REIT	248,667
9,551	Outfront Media, Inc. REIT	238,679
28,256	Paramount Group, Inc. REIT	224,918
8,914	Pebblebrook Hotel Trust REIT	186,748
24,720	Physicians Realty Trust REIT	440,758
21,627	Piedmont Office Realty Trust, Inc., Class A REIT	375,877
5,090	Plymouth Industrial REIT, Inc. REIT	151,427
8,994	Postal Realty Trust, Inc., Class A REIT	156,046
16,766	PotlatchDeltic Corp. REIT	907,711
15,603	Preferred Apartment Communities, Inc. REIT	205,647
3,141	PS Business Parks, Inc. REIT	550,303
11,704	RE/MAX Holdings, Inc., Class A	321,743
53,642	Realogy Holdings Corp.*	814,822
16,684	Redfin Corp.*	678,872
15,871	Retail Opportunity Investments Corp. REIT	278,695
10,674	Retail Value, Inc. REIT	64,898
7,497	RLJ Lodging Trust REIT	94,387
8,755	RMR Group, Inc. (The), Class A	286,026
18,982	RPT Realty REIT	241,451
3,413	Ryman Hospitality Properties, Inc. REIT*	264,166
27,920	Sabra Health Care REIT, Inc. REIT	361,006
1,364	Safehold, Inc. REIT	97,581
15,403	Service Properties Trust REIT	131,079
17,264	SITE Centers Corp. REIT	259,996
4,643	St. Joe Co. (The)	222,910
17,310	STAG Industrial, Inc. REIT	754,370

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
14,742	Sunstone Hotel Investors, Inc. REIT*	$ 160,246
17,257	Tanger Factory Outlet Centers, Inc. REIT	341,861
8,020	Terreno Realty Corp. REIT	610,723
8,649	UMH Properties, Inc. REIT	199,619
34,393	Uniti Group, Inc. REIT	456,395
2,368	Universal Health Realty Income Trust REIT	131,827
9,698	Urban Edge Properties REIT	167,097
8,220	Washington Real Estate Investment Trust REIT	207,144
12,409	Whitestone REIT	114,907
7,665	Xenia Hotels & Resorts, Inc. REIT*	120,111

		29,369,764

Utilities – 2.9%
8,989	ALLETE, Inc.	527,025
8,619	American States Water Co.	811,737
1,143	Artesian Resources Corp., Class A	48,875
10,680	Avista Corp.	411,287
9,643	Black Hills Corp.	618,309
9,829	Brookfield Infrastructure Corp., Class A (Canada) (a)	581,779
7,029	California Water Service Group	442,897
3,594	Chesapeake Utilities Corp.	457,732
22,997	Clearway Energy, Inc., Class A	794,086
26,776	Clearway Energy, Inc., Class C	999,280
6,208	Macquarie Infrastructure Holdings LLC	22,473
5,804	MGE Energy, Inc.	421,312
2,433	Middlesex Water Co.	250,696
13,039	New Jersey Resources Corp.	479,574
4,271	Northwest Natural Holding Co.	184,166
8,505	NorthWestern Corp.	470,327
8,250	ONE Gas, Inc.	534,930
8,004	Ormat Technologies, Inc.	604,302
7,623	Otter Tail Corp.	498,468
13,802	PNM Resources, Inc.	679,611
15,295	Portland General Electric Co.	744,408
14,366	Pure Cycle Corp.*	209,169
4,171	SJW Group	280,917
11,319	South Jersey Industries, Inc.	265,997
8,294	Southwest Gas Holdings, Inc.	545,828
7,271	Spire, Inc.	435,169
5,219	Sunnova Energy International, Inc.*	192,946
4,052	Unitil Corp.	167,915

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
8,949	Via Renewables, Inc.	$ 99,960
3,863	York Water Co. (The)	181,020

		12,962,195

TOTAL COMMON STOCKS (Cost $370,467,572)		$438,329,656

Units	Description	Value

Right – 0.0%
Financials – 0.0%
153	NewStar Financial, Inc. CVR*(b)
(Cost $13)		$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $370,467,585)		$438,329,656

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,878,503	0.026%	$ 3,878,503
(Cost $3,878,503)

TOTAL INVESTMENTS – 99.3% (Cost $374,346,088)		$442,208,159

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		3,062,305

NET ASSETS – 100.0%		$445,270,464

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Right
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-Mini Russell 2000 Index	49	12/17/21	$5,592,026	$(208,641)

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss

GOLDMAN SACHS ACTIVEBETA® ETFS

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November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2021:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$49,786,603	$—	$—
Asia	1,092,359,687	39,448,902	—
Europe	23,731,629	—	—
North America	37,651,706	—	—
South America	41,191,208	13,457,563	—
Securities Lending Reinvestment Vehicle	14,040,841	—	—

Total	$1,258,761,674	$52,906,465	$—

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$42,651	$—	$—
Asia	189,948	—	—
Europe	18,327,793	193,557	—
North America	400,682	—	—
Oceania	282,915	—	—
South America	27,082	—	—
Securities Lending Reinvestment Vehicle	161,197	—	—

Total	$19,432,268	$193,557	$—

Derivative Type

Assets(b)
Futures Contracts	$216	$—	$—

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ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$6,020,328	$—	$—
Asia	746,219,365	—	—
Europe	1,699,165,473	20,052,355	—
North America	377,497,291	3,221,732	—
Oceania	200,373,573	—	—
South America	3,170,896	—	—
Securities Lending Reinvestment Vehicle	27,815,784	—	—

Total	$3,060,262,710	$23,274,087	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(184,949)	$—	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a) Asia	$14,446,076	$—	$—
Securities Lending Reinvestment Vehicle	23,338	—	—

Total	$14,469,414	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(1,566)	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$14,096,369,881	$—	$—
Securities Lending Reinvestment Vehicle	25,400,414	—	—

Total	$14,121,770,295	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(238,353)	$—	$—

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,743,978	$—	$—
Europe	1,421,825	—	—
North America	434,335,756	509,878	—
South America	318,219	—	—
Securities Lending Reinvestment Vehicle	3,878,503	—	—

Total	$441,698,281	$509,878	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(208,641)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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D. Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

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Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index. Furthermore, the index providers for the reference indices upon which the Funds’ Indices are based may delay or change a scheduled rebalancing or reconstitution of an index or the implementation of certain rules at their sole discretion. In such circumstances, a Fund, in replicating the composition of an index, may have more or less exposure to a particular sector or individual company than had the index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.